REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of
Separate Account Three of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Separate Account Three of Talcott Resolution Life and Annuity Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 17, 2026
We have served as the auditor of Separate Account Three of Talcott Resolution Life and Annuity Insurance Company since 2002.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® The Bond Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	2,007,147
class B	10,046,419	29,394,789	8,133,649	—	—	—	—	—	16,485,324	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	3,237,182	4,056,075	—	21,557,581	38,414,902	—	—
class S2	—	—	—	5,705,163	—	256,873	5,313,700	28,892,713	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	10,046,419	29,394,789	8,133,649	8,942,345	4,056,075	256,873	26,871,281	67,307,615	16,485,324	2,007,147
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	29,256	15,081	1,602	468	199	8	1,333	2,508	10,307	60
Other assets	—	—	—	—	—	—	—	21	—	—
Total assets	10,075,675	29,409,870	8,135,251	8,942,813	4,056,274	256,881	26,872,614	67,310,144	16,495,631	2,007,207

Liabilities:
Due to Sponsor Company	29,256	15,081	1,602	468	199	8	1,333	2,508	10,307	60
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	1	—
Total liabilities	29,256	15,081	1,602	468	199	8	1,333	2,508	10,308	60

Net assets:
For contract liabilities	$10,046,419	$29,394,789	$8,133,649	$8,942,345	$4,056,075	$256,873	$26,871,281	$67,307,636	$16,485,323	$2,007,147

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	2,007,147
class B	10,046,419	29,394,789	8,133,649	—	—	—	—	—	16,485,323	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	3,237,181	4,056,075	—	21,557,581	38,414,915	—	—
class S2	—	—	—	5,705,164	—	256,873	5,313,700	28,892,721	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$10,046,419	$29,394,789	$8,133,649	$8,942,345	$4,056,075	$256,873	$26,871,281	$67,307,636	$16,485,323	$2,007,147

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	215,590
class B	1,022,016	1,411,853	499,303	—	—	—	—	—	534,370	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	303,961	855,712	—	791,976	38,414,902	—	—
class S2	—	—	—	541,287	—	7,258	197,609	28,892,713	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,022,016	1,411,853	499,303	845,248	855,712	7,258	989,585	67,307,615	534,370	215,590

Cost	$10,608,887	$21,695,393	$8,645,040	$8,978,253	$4,332,121	$223,410	$21,379,823	$67,307,615	$15,657,535	$2,218,081

Deferred contracts in the accumulation period:
Units owned by participants #	408,810	1,893,033	222,438	923,081	270,764	14,289	786,972	6,576,099	929,738	188,669
Minimum unit fair value #*	$19.763469	$9.115488	$29.565387	$8.282460	$11.308288	$17.270420	$26.800794	$8.699622	$16.213402	$10.453094
Maximum unit fair value #*	$29.770793	$23.118117	$51.840309	$10.181097	$16.066511	$18.219374	$34.973329	$11.050466	$18.461898	$10.720785
Contract liability	$9,849,682	$28,977,086	$8,069,297	$8,822,603	$3,999,404	$256,873	$26,459,292	$66,187,547	$16,178,665	$2,007,147

Contracts in payout (annuitization) period:
Units owned by participants #	7,536	26,532	1,695	11,979	3,744	—	12,057	107,653	17,310	—
Minimum unit fair value #*	$23.348174	$15.010050	$34.927397	$9.674208	$14.921234	$—	$31.301965	$9.929093	$17.360407	$—
Maximum unit fair value #*	$28.163670	$17.918618	$41.693588	$10.113117	$15.830652	$—	$34.973329	$11.050466	$17.964005	$—
Contract liability	$196,737	$417,703	$64,352	$119,742	$56,671	$—	$411,989	$1,120,089	$306,658	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	20,144,235	156,887,768	101,492,109	18,103,198	6,003,700	518,493	—	—	—	—
class 4	261,381	2,339,039	1,543,033	1,376,637	547,552	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	25,560,303	27,007,746	153,028,975	30,476,192
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	20,405,616	159,226,807	103,035,142	19,479,835	6,551,252	518,493	25,560,303	27,007,746	153,028,975	30,476,192
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	401
Receivable for fund shares sold	1,218	28,650	18,027	1,561	434	21	6,646	1,406	62,581	—
Other assets	1	—	—	—	—	—	—	—	—	—
Total assets	20,406,835	159,255,457	103,053,169	19,481,396	6,551,686	518,514	25,566,949	27,009,152	153,091,556	30,476,593

Liabilities:
Due to Sponsor Company	1,218	28,650	18,027	1,561	434	21	6,646	1,406	62,581	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	401
Other liabilities	—	1	1	—	1	—	—	—	—	—
Total liabilities	1,218	28,651	18,028	1,561	435	21	6,646	1,406	62,581	401

Net assets:
For contract liabilities	$20,405,617	$159,226,806	$103,035,141	$19,479,835	$6,551,251	$518,493	$25,560,303	$27,007,746	$153,028,975	$30,476,192

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	20,144,236	156,887,767	101,492,108	18,103,198	6,003,699	518,493	—	—	—	—
class 4	261,381	2,339,039	1,543,033	1,376,637	547,552	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	25,560,303	27,007,746	153,028,975	30,476,192
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$20,405,617	$159,226,806	$103,035,141	$19,479,835	$6,551,251	$518,493	$25,560,303	$27,007,746	$153,028,975	$30,476,192

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	528,581	1,130,315	1,531,263	814,725	315,320	24,856	—	—	—	—
class 4	6,961	17,405	23,823	63,062	28,864	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	908,649	290,781	2,691,329	866,539
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	535,542	1,147,720	1,555,086	877,787	344,184	24,856	908,649	290,781	2,691,329	866,539

Cost	$15,617,015	$94,981,081	$77,084,034	$15,518,798	$6,466,941	$579,808	$21,348,962	$24,061,829	$111,697,723	$29,340,937

Deferred contracts in the accumulation period:
Units owned by participants #	419,873	2,225,535	1,780,984	933,162	215,822	8,272	685,516	336,897	2,155,006	669,044
Minimum unit fair value #*	$7.291217	$10.078162	$6.337234	$3.354720	$4.530971	$50.375599	$29.913912	$66.197213	$53.005192	$33.671175
Maximum unit fair value #*	$68.180073	$102.490227	$65.209019	$30.301374	$45.762547	$63.511931	$54.231103	$111.338666	$87.770103	$56.476523
Contract liability	$20,196,756	$157,351,501	$101,682,744	$19,347,459	$6,484,294	$496,106	$25,277,301	$26,935,050	$151,832,926	$30,314,478

Contracts in payout (annuitization) period:
Units owned by participants #	3,452	22,772	22,047	6,061	1,737	352	7,487	891	16,774	3,598
Minimum unit fair value #*	$47.230471	$35.954966	$26.353160	$13.902456	$15.372557	$63.511931	$35.341056	$78.204589	$67.513755	$35.581971
Maximum unit fair value #*	$68.180073	$102.490227	$65.209019	$30.301374	$45.762547	$63.511931	$42.631652	$93.357052	$81.439235	$52.618237
Contract liability	$208,861	$1,875,305	$1,352,397	$132,376	$66,957	$22,387	$283,002	$72,696	$1,196,049	$161,714

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$14,840,012	$—	$3,407,456	$—	$—
class 2	—	—	—	10,853,995	—	—	20,815,101	—	4,350,500	—
class 4	—	—	911,870	—	353,135	—	746,426	—	131,913	15,706
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	3,463,617	5,071,599	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	3,463,617	5,071,599	911,870	10,853,995	353,135	14,840,012	21,561,527	3,407,456	4,482,413	15,706
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	150	971	484,679	574	10	789	82	183	1,765	—
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	3,463,767	5,072,570	1,396,549	10,854,569	353,145	14,840,801	21,561,609	3,407,639	4,484,178	15,706

Liabilities:
Due to Sponsor Company	150	971	484,679	574	10	789	82	183	1,765	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	150	971	484,679	574	10	789	82	183	1,765	—

Net assets:
For contract liabilities	$3,463,617	$5,071,599	$911,870	$10,853,995	$353,135	$14,840,012	$21,561,527	$3,407,456	$4,482,413	$15,706

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$14,840,012	$—	$3,407,456	$—	$—
class 2	—	—	—	10,853,995	—	—	20,815,101	—	4,350,500	—
class 4	—	—	911,870	—	353,135	—	746,426	—	131,913	15,706
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	3,463,617	5,071,599	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$3,463,617	$5,071,599	$911,870	$10,853,995	$353,135	$14,840,012	$21,561,527	$3,407,456	$4,482,413	$15,706

Shares:
class 1	—	—	—	—	—	1,553,928	—	279,300	—	—
class 2	—	—	—	758,490	—	—	1,292,863	—	307,455	—
class 4	—	—	58,007	—	24,204	—	45,653	—	9,142	791
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	214,200	274,586	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	214,200	274,586	58,007	758,490	24,204	1,553,928	1,338,516	279,300	316,597	791

Cost	$3,120,816	$4,007,333	$869,067	$11,928,437	$341,597	$16,392,007	$21,811,507	$2,491,481	$3,700,006	$14,510

Deferred contracts in the accumulation period:
Units owned by participants #	84,581	98,396	37,888	361,819	9,979	727,991	684,708	98,543	188,321	559
Minimum unit fair value #*	$31.965679	$41.633127	$22.581717	$4.251326	$33.750573	$2.432261	$22.654466	$5.071366	$19.457245	$26.682190
Maximum unit fair value #*	$60.457562	$83.340566	$23.822944	$47.673575	$35.606086	$26.058895	$37.375842	$39.582833	$26.916945	$28.148856
Contract liability	$3,429,811	$4,947,203	$897,830	$10,750,324	$353,135	$14,628,840	$21,276,598	$3,264,925	$4,388,332	$15,706

Contracts in payout (annuitization) period:
Units owned by participants #	890	2,382	589	2,978	—	8,669	7,703	3,820	3,767	—
Minimum unit fair value #*	$37.765792	$48.189207	$23.822944	$26.722688	$—	$23.557354	$33.787427	$34.535665	$24.332549	$—
Maximum unit fair value #*	$41.479279	$52.320898	$23.822944	$47.673575	$—	$26.058895	$37.375842	$38.204012	$26.916945	$—
Contract liability	$33,806	$124,396	$14,040	$103,671	$—	$211,172	$284,929	$142,531	$94,081	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	239,180	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	21,305,701	213,543,894	40,890,806	167,923,034	158,221,206	50,404,260	6,230,429	49,575,663	15,733,036
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	239,180	21,305,701	213,543,894	40,890,806	167,923,034	158,221,206	50,404,260	6,230,429	49,575,663	15,733,036
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	7	29,030	44,232	6,247	288,363	165,286	28,556	4,616	27,689	5,822
Other assets	—	—	—	—	2	3	1	—	—	—
Total assets	239,187	21,334,731	213,588,126	40,897,053	168,211,399	158,386,495	50,432,817	6,235,045	49,603,352	15,738,858

Liabilities:
Due to Sponsor Company	7	29,030	44,232	6,247	288,363	165,286	28,556	4,616	27,689	5,822
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	16	—	—	—	—	—	4	—
Total liabilities	7	29,030	44,248	6,247	288,363	165,286	28,556	4,616	27,693	5,822

Net assets:
For contract liabilities	$239,180	$21,305,701	$213,543,878	$40,890,806	$167,923,036	$158,221,209	$50,404,261	$6,230,429	$49,575,659	$15,733,036

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	239,180	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	21,305,701	213,543,878	40,890,806	167,923,036	158,221,209	50,404,261	6,230,429	49,575,659	15,733,036
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$239,180	$21,305,701	$213,543,878	$40,890,806	$167,923,036	$158,221,209	$50,404,261	$6,230,429	$49,575,659	$15,733,036

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	17,796	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	727,654	22,267,351	768,191	7,342,503	6,822,820	2,450,377	268,553	4,799,193	789,019
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	17,796	727,654	22,267,351	768,191	7,342,503	6,822,820	2,450,377	268,553	4,799,193	789,019

Cost	$265,284	$20,348,799	$239,910,764	$35,176,891	$163,171,748	$114,461,253	$35,790,746	$8,272,451	$48,716,922	$14,898,864

Deferred contracts in the accumulation period:
Units owned by participants #	18,352	4,682,849	67,473,851	881,320	18,469,569	19,045,515	12,282,276	552,470	35,560,765	2,151,286
Minimum unit fair value #*	$11.814535	$2.833476	$1.746640	$38.749126	$5.381353	$5.057062	$2.637071	$10.570627	$0.852187	$5.116891
Maximum unit fair value #*	$12.464016	$42.132224	$17.563902	$67.024187	$62.205429	$82.182879	$34.122243	$11.709797	$10.809460	$56.249005
Contract liability	$225,215	$20,975,447	$211,374,562	$40,574,992	$166,160,835	$156,702,991	$49,913,593	$6,179,185	$48,863,478	$15,545,793

Contracts in payout (annuitization) period:
Units owned by participants #	1,120	78,217	720,588	6,774	175,677	223,645	120,132	4,444	461,382	25,778
Minimum unit fair value #*	$12.464016	$3.665692	$1.970317	$40.879160	$6.413251	$6.439829	$3.110131	$11.185774	$1.120468	$5.958181
Maximum unit fair value #*	$12.464016	$14.440087	$15.523681	$53.927601	$43.238101	$7.132098	$5.617239	$11.709797	$1.923930	$8.734362
Contract liability	$13,965	$330,254	$2,169,316	$315,814	$1,762,201	$1,518,218	$490,668	$51,244	$712,181	$187,243

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	10,559,961	9,516,826	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	5,433,148	4,960,716	33,139,948	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	66,341	658,815
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	15,059,793	9,031,829	19,894,469	48,517,197	—	—	—	—
Total investments	10,559,961	9,516,826	15,059,793	9,031,829	19,894,469	48,517,197	5,433,148	4,960,716	33,206,289	658,815
Due from Sponsor Company	9	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	1,405	1,393	40,755	59,269	3,683	266	285	1,858	19
Other assets	—	1	—	—	—	—	1	—	—	—
Total assets	10,559,970	9,518,232	15,061,186	9,072,584	19,953,738	48,520,880	5,433,415	4,961,001	33,208,147	658,834

Liabilities:
Due to Sponsor Company	—	1,405	1,393	40,755	59,269	3,683	266	285	1,858	19
Payable for fund shares purchased	9	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	—	—	—	—
Total liabilities	9	1,405	1,393	40,755	59,269	3,684	266	285	1,858	19

Net assets:
For contract liabilities	$10,559,961	$9,516,827	$15,059,793	$9,031,829	$19,894,469	$48,517,196	$5,433,149	$4,960,716	$33,206,289	$658,815

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	10,559,961	9,516,827	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	5,433,149	4,960,716	33,139,948	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	66,341	658,815
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	15,059,793	9,031,829	19,894,469	48,517,196	—	—	—	—
Total contract liabilities	$10,559,961	$9,516,827	$15,059,793	$9,031,829	$19,894,469	$48,517,196	$5,433,149	$4,960,716	$33,206,289	$658,815

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	429,616	101,970	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	80,076	189,630	1,420,487	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	2,930	30,543
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	793,456	455,233	1,875,068	1,156,273	—	—	—	—
Total shares	429,616	101,970	793,456	455,233	1,875,068	1,156,273	80,076	189,630	1,423,417	30,543

Cost	$11,265,246	$8,330,560	$13,526,615	$7,391,547	$21,792,715	$39,392,047	$4,688,667	$5,268,053	$31,955,894	$549,271

Deferred contracts in the accumulation period:
Units owned by participants #	1,706,404	1,706,281	370,883	167,873	870,782	1,337,335	121,223	121,825	1,064,508	18,340
Minimum unit fair value #*	$4.225569	$3.279184	$31.868200	$41.650760	$18.093355	$28.983262	$8.573386	$5.521918	$3.232762	$34.446002
Maximum unit fair value #*	$63.622698	$56.025620	$45.451484	$61.444553	$25.783170	$48.085391	$83.107835	$51.892871	$35.457532	$36.338730
Contract liability	$10,477,201	$9,495,064	$14,799,708	$8,871,357	$19,613,298	$48,218,626	$5,401,025	$4,873,873	$32,667,044	$658,815

Contracts in payout (annuitization) period:
Units owned by participants #	15,557	1,570	6,515	2,882	11,992	8,157	777	2,025	15,563	—
Minimum unit fair value #*	$4.901101	$4.102164	$37.257747	$48.694447	$21.375004	$33.885326	$41.317844	$39.585136	$32.053505	$—
Maximum unit fair value #*	$5.452250	$23.017750	$44.941215	$58.735704	$25.783170	$40.873422	$41.317844	$42.945262	$35.457532	$—
Contract liability	$82,760	$21,763	$260,085	$160,472	$281,171	$298,570	$32,124	$86,843	$539,245	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Large Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	19,130,239	—	1,270,229	2,346,892	58,400,643	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	6,997,451	24,538,565	7,246,024	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	6,098,417	—	—	—	—	14,523,300	16,624,899	—	—
class S2	—	4,412,382	—	—	—	—	6,160,235	19,101,151	3,750,792	19,846,830
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	19,130,239	10,510,799	1,270,229	9,344,343	82,939,208	7,246,024	20,683,535	35,726,050	3,750,792	19,846,830
Due from Sponsor Company	—	—	—	6,090	—	—	—	—	—	—
Receivable for fund shares sold	1,254	294	70	—	3,663	395	1,816	1,784	1,123	10,039
Other assets	—	—	—	—	1	—	—	—	1	—
Total assets	19,131,493	10,511,093	1,270,299	9,350,433	82,942,872	7,246,419	20,685,351	35,727,834	3,751,916	19,856,869

Liabilities:
Due to Sponsor Company	1,254	294	70	—	3,663	395	1,816	1,784	1,123	10,039
Payable for fund shares purchased	—	—	—	6,090	—	—	—	—	—	—
Other liabilities	—	1	—	—	—	—	—	—	—	—
Total liabilities	1,254	295	70	6,090	3,663	395	1,816	1,784	1,123	10,039

Net assets:
For contract liabilities	$19,130,239	$10,510,798	$1,270,229	$9,344,343	$82,939,209	$7,246,024	$20,683,535	$35,726,050	$3,750,793	$19,846,830

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	19,130,239	—	1,270,229	2,346,892	58,400,644	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	6,997,451	24,538,565	7,246,024	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	6,098,416	—	—	—	—	14,523,301	16,624,898	—	—
class S2	—	4,412,382	—	—	—	—	6,160,234	19,101,152	3,750,793	19,846,830
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$19,130,239	$10,510,798	$1,270,229	$9,344,343	$82,939,209	$7,246,024	$20,683,535	$35,726,050	$3,750,793	$19,846,830

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	495,730	—	234,793	133,574	2,198,819	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	400,083	1,223,869	1,126,909	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	333,794	—	—	—	—	800,182	579,063	—	—
class S2	—	243,509	—	—	—	—	346,860	697,122	59,151	334,968
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	495,730	577,303	234,793	533,657	3,422,688	1,126,909	1,147,042	1,276,185	59,151	334,968

Cost	$14,351,415	$9,503,465	$1,570,138	$7,816,573	$68,434,321	$9,692,945	$17,886,665	$26,213,477	$3,951,695	$16,104,881

Deferred contracts in the accumulation period:
Units owned by participants #	791,514	329,338	47,637	364,084	1,239,896	109,332	330,157	549,099	101,542	371,066
Minimum unit fair value #*	$22.078410	$24.300112	$3.128188	$4.148688	$54.906180	$52.696527	$6.267512	$6.478372	$14.707773	$43.216978
Maximum unit fair value #*	$25.760997	$41.485749	$38.474332	$36.125501	$68.765263	$81.868291	$79.659666	$155.235108	$68.973015	$79.785803
Contract liability	$19,029,847	$10,225,582	$1,258,734	$9,281,979	$81,741,045	$7,203,287	$20,358,463	$35,130,819	$3,744,923	$19,532,087

Contracts in payout (annuitization) period:
Units owned by participants #	4,086	9,356	313	2,240	17,844	636	4,869	7,631	153	5,957
Minimum unit fair value #*	$24.085808	$27.759257	$33.121975	$24.451162	$62.612364	$62.253504	$50.042247	$59.727126	$38.118942	$51.055239
Maximum unit fair value #*	$24.958643	$41.485749	$36.989599	$36.125501	$68.765263	$68.371729	$76.927657	$155.235108	$41.865273	$56.073473
Contract liability	$100,392	$285,216	$11,495	$62,364	$1,198,164	$42,737	$325,072	$595,231	$5,870	$314,743

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Sustainable Leaders Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	8,692,280	2,861,559	7,244,062	6,531,199	19,790,376	14,338,804	8,164,694
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	60,322,736	4,596,073	25,236,856	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	60,322,736	4,596,073	25,236,856	8,692,280	2,861,559	7,244,062	6,531,199	19,790,376	14,338,804	8,164,694
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	3,414	188	13,112	1,069	195	1,476	1,012	4,728	14,346	807
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	60,326,150	4,596,261	25,249,968	8,693,349	2,861,754	7,245,538	6,532,211	19,795,104	14,353,150	8,165,501

Liabilities:
Due to Sponsor Company	3,414	188	13,112	1,069	195	1,476	1,012	4,728	14,346	807
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	—	—	—	1	—	—
Total liabilities	3,415	188	13,112	1,069	195	1,476	1,012	4,729	14,346	807

Net assets:
For contract liabilities	$60,322,735	$4,596,073	$25,236,856	$8,692,280	$2,861,559	$7,244,062	$6,531,199	$19,790,375	$14,338,804	$8,164,694

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	8,692,280	2,861,559	7,244,062	6,531,199	19,790,375	14,338,804	8,164,694
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	60,322,735	4,596,073	25,236,856	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$60,322,735	$4,596,073	$25,236,856	$8,692,280	$2,861,559	$7,244,062	$6,531,199	$19,790,375	$14,338,804	$8,164,694

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	1,845,495	143,942	412,063	411,803	999,009	607,576	176,343
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	1,661,783	214,269	910,749	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,661,783	214,269	910,749	1,845,495	143,942	412,063	411,803	999,009	607,576	176,343

Cost	$59,628,886	$4,507,174	$21,095,029	$10,652,957	$2,424,863	$5,206,756	$4,300,815	$14,806,024	$10,502,355	$6,218,757

Deferred contracts in the accumulation period:
Units owned by participants #	1,396,502	98,104	567,539	390,675	59,732	165,886	432,662	673,945	305,537	119,538
Minimum unit fair value #*	$26.259192	$38.033530	$35.720227	$15.028375	$25.240833	$40.124396	$12.253009	$14.204202	$30.326110	$55.849485
Maximum unit fair value #*	$54.816355	$57.132366	$63.731735	$30.703807	$116.290530	$46.993584	$26.579738	$47.342100	$75.645614	$74.748651
Contract liability	$59,768,354	$4,546,344	$24,972,626	$8,662,049	$2,857,351	$7,203,563	$6,459,759	$19,567,948	$14,117,371	$8,068,407

Contracts in payout (annuitization) period:
Units owned by participants #	12,993	997	5,928	1,077	44	904	4,765	5,318	4,318	1,400
Minimum unit fair value #*	$40.557644	$49.864414	$41.761002	$25.292773	$95.796514	$43.319588	$14.053842	$38.997265	$49.669290	$65.109433
Maximum unit fair value #*	$48.922408	$49.864414	$50.373083	$30.703807	$95.796514	$45.227374	$16.567580	$47.342100	$55.188413	$74.748651
Contract liability	$554,381	$49,729	$264,230	$30,231	$4,208	$40,499	$71,440	$222,427	$221,433	$96,287

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	249,517	445,888	113,963	24,683
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	13,504,103	4,646,728	16,199,190	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	5,119,064	—	—	—	—	—	—
class S2	—	—	—	30,614,430	35,908,841	1,252,987	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	13,504,103	4,646,728	16,199,190	35,733,494	35,908,841	1,252,987	249,517	445,888	113,963	24,683
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	2,270	290	1,596	38,013	44,214	73	12	19	4	1
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	13,506,373	4,647,018	16,200,786	35,771,507	35,953,055	1,253,060	249,529	445,907	113,967	24,684

Liabilities:
Due to Sponsor Company	2,270	290	1,596	38,013	44,214	73	12	19	4	1
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	2,270	290	1,596	38,013	44,214	73	12	19	4	1

Net assets:
For contract liabilities	$13,504,103	$4,646,728	$16,199,190	$35,733,494	$35,908,841	$1,252,987	$249,517	$445,888	$113,963	$24,683

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	249,517	445,888	113,963	24,683
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	13,504,103	4,646,728	16,199,190	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	5,119,065	—	—	—	—	—	—
class S2	—	—	—	30,614,429	35,908,841	1,252,987	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$13,504,103	$4,646,728	$16,199,190	$35,733,494	$35,908,841	$1,252,987	$249,517	$445,888	$113,963	$24,683

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	12,476	46,447	4,506	960
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,249,223	273,498	453,886	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	239,994	—	—	—	—	—	—
class S2	—	—	—	1,434,603	1,686,653	17,415	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,249,223	273,498	453,886	1,674,597	1,686,653	17,415	12,476	46,447	4,506	960

Cost	$13,923,503	$3,488,574	$11,296,799	$32,315,301	$29,260,325	$1,008,103	$213,991	$428,697	$107,077	$23,110

Deferred contracts in the accumulation period:
Units owned by participants #	227,071	128,848	227,959	696,202	645,667	17,611	61,800	82,242	1,978	469
Minimum unit fair value #*	$41.914820	$25.925536	$58.474345	$4.908914	$45.222088	$60.394037	$3.285445	$4.471093	$57.606167	$47.746392
Maximum unit fair value #*	$76.322147	$43.893201	$80.907818	$60.907192	$66.730413	$84.604205	$37.227471	$53.172483	$57.606167	$52.921048
Contract liability	$13,368,540	$4,521,228	$16,063,187	$35,290,579	$35,471,374	$1,246,695	$249,517	$432,374	$113,963	$24,683

Contracts in payout (annuitization) period:
Units owned by participants #	1,945	3,564	1,810	8,105	7,346	87	—	2,414	—	—
Minimum unit fair value #*	$62.870374	$32.302713	$69.373061	$49.561191	$54.158021	$72.328690	$—	$5.597679	$—	$—
Maximum unit fair value #*	$76.322147	$39.213502	$80.907818	$60.907192	$66.730413	$72.328690	$—	$5.597679	$—	$—
Contract liability	$135,563	$125,500	$136,003	$442,915	$437,467	$6,292	$—	$13,514	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2025

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—
class 2	—	—
class 4	—	—
class B	—	—
class I	—	—
class IA	—	—
class IB	—	—
class II	—	—
class INIT	4,607,832	2,966,194
class S1	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
class VC	—	—
Total investments	4,607,832	2,966,194
Due from Sponsor Company	—	—
Receivable for fund shares sold	252	159
Other assets	—	—
Total assets	4,608,084	2,966,353

Liabilities:
Due to Sponsor Company	252	159
Payable for fund shares purchased	—	—
Other liabilities	—	—
Total liabilities	252	159

Net assets:
For contract liabilities	$4,607,832	$2,966,194

Contract Liabilities:
class 1	$—	$—
class 2	—	—
class 4	—	—
class B	—	—
class I	—	—
class IA	—	—
class IB	—	—
class II	—	—
class INIT	4,607,832	2,966,194
class S1	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
class VC	—	—
Total contract liabilities	$4,607,832	$2,966,194

Shares:
class 1	—	—
class 2	—	—
class 4	—	—
class B	—	—
class I	—	—
class IA	—	—
class IB	—	—
class II	—	—
class INIT	144,764	131,539
class S1	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
class VC	—	—
Total shares	144,764	131,539

Cost	$3,779,327	$2,743,044

Deferred contracts in the accumulation period:
Units owned by participants #	148,116	93,031
Minimum unit fair value #*	$27.580116	$28.600983
Maximum unit fair value #*	$32.310171	$33.506476
Contract liability	$4,482,570	$2,931,147

Contracts in payout (annuitization) period:
Units owned by participants #	3,943	1,058
Minimum unit fair value #*	$30.929770	$32.074843
Maximum unit fair value #*	$31.959383	$33.142674
Contract liability	$125,262	$35,047

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Capital Appreciation Fund. Change effective April 30, 2025.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2025

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® The Bond Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$190,506	$620,653	$49,228	$249,326	$281,855	$3,014	$428,589	$2,719,052	$142,496	$80,271

Expenses:
Administrative charges	(18,893)	(52,384)	(15,279)	—	—	—	—	—	—	—
Mortality and expense risk charges	(133,995)	(407,147)	(111,878)	(137,010)	(70,066)	(3,091)	(416,446)	(1,200,109)	(260,062)	(21,762)
Total expenses	(152,888)	(459,531)	(127,157)	(137,010)	(70,066)	(3,091)	(416,446)	(1,200,109)	(260,062)	(21,762)
Net investment income (loss)	37,618	161,122	(77,929)	112,316	211,789	(77)	12,143	1,518,943	(117,566)	58,509

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(258,372)	1,300,424	(41,019)	(37,542)	(32,725)	18,124	1,308,129	—	136,632	(68,219)
Net realized gain distributions	528,012	—	928,878	—	—	16,448	2,110,344	—	1,330,623	—
Change in unrealized appreciation (depreciation) during the period	1,190,005	7,939,788	(725,151)	308,132	500	8,598	183,461	—	(39,136)	123,298
Net gain (loss) on investments	1,459,645	9,240,212	162,708	270,590	(32,225)	43,170	3,601,934	—	1,428,119	55,079
Net increase (decrease) in net assets resulting from operations	$1,497,263	$9,401,334	$84,779	$382,906	$179,564	$43,093	$3,614,077	$1,518,943	$1,310,553	$113,588

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$265,244	$241,186	$902,101	$237,853	$21,211	$—	$402,797	$12,902	$—	$71,809

Expenses:
Administrative charges	(22,258)	(172,470)	(113,850)	(18,341)	(6,645)	—	(45,518)	(47,996)	(274,979)	(51,993)
Mortality and expense risk charges	(352,615)	(2,941,348)	(1,872,850)	(329,416)	(117,676)	(7,846)	(350,283)	(377,656)	(1,962,005)	(411,117)
Total expenses	(374,873)	(3,113,818)	(1,986,700)	(347,757)	(124,321)	(7,846)	(395,801)	(425,652)	(2,236,984)	(463,110)
Net investment income (loss)	(109,629)	(2,872,632)	(1,084,599)	(109,904)	(103,110)	(7,846)	6,996	(412,750)	(2,236,984)	(391,301)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	591,732	12,205,866	4,916,014	332,906	(86,367)	6,278	590,814	753,436	8,674,228	116,092
Net realized gain distributions	2,381,280	12,362,182	16,877,472	—	145,759	181,836	1,430,246	3,482,927	24,420,048	3,545,252
Change in unrealized appreciation (depreciation) during the period	550,443	4,219,987	(5,740,980)	3,822,898	801,401	(102,482)	1,842,076	(560,309)	(4,353,958)	(434,785)
Net gain (loss) on investments	3,523,455	28,788,035	16,052,506	4,155,804	860,793	85,632	3,863,136	3,676,054	28,740,318	3,226,559
Net increase (decrease) in net assets resulting from operations	$3,413,826	$25,915,403	$14,967,907	$4,045,900	$757,683	$77,786	$3,870,132	$3,263,304	$26,503,334	$2,835,258

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$26,729	$19,769	$35,969	$—	$3,552	$725,019	$430,895	$24,540	$37,679	$252

Expenses:
Administrative charges	(6,416)	—	—	(13,225)	—	(16,783)	(22,927)	(3,434)	(5,077)	—
Mortality and expense risk charges	(50,205)	(70,946)	(9,153)	(218,125)	(3,700)	(273,025)	(410,035)	(60,876)	(76,336)	(149)
Total expenses	(56,621)	(70,946)	(9,153)	(231,350)	(3,700)	(289,808)	(432,962)	(64,310)	(81,413)	(149)
Net investment income (loss)	(29,892)	(51,177)	26,816	(231,350)	(148)	435,211	(2,067)	(39,770)	(43,734)	103

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	23,925	126,345	34,028	(169,902)	(1,456)	(266,512)	68,084	173,096	103,087	52
Net realized gain distributions	142,178	876,097	7,699	670,300	29,758	153	2,126,152	53,748	324,991	1,496
Change in unrealized appreciation (depreciation) during the period	58,739	(225,487)	16,675	(169,425)	(3,413)	607,337	(271,577)	1,001,337	454,375	1,246
Net gain (loss) on investments	224,842	776,955	58,402	330,973	24,889	340,978	1,922,659	1,228,181	882,453	2,794
Net increase (decrease) in net assets resulting from operations	$194,950	$725,778	$85,218	$99,623	$24,741	$776,189	$1,920,592	$1,188,411	$838,719	$2,897

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$405,724	$11,658,788	$258,940	$2,549,561	$635,428	$810,930	$—	$2,501,735	$67,549

Expenses:
Administrative charges	—	(39,067)	(410,055)	—	(294,945)	(278,386)	(90,485)	—	(94,232)	—
Mortality and expense risk charges	(2,943)	(311,573)	(2,660,877)	(619,710)	(2,157,510)	(2,207,085)	(661,495)	(107,655)	(677,954)	(224,601)
Total expenses	(2,943)	(350,640)	(3,070,932)	(619,710)	(2,452,455)	(2,485,471)	(751,980)	(107,655)	(772,186)	(224,601)
Net investment income (loss)	(2,943)	55,084	8,587,856	(360,770)	97,106	(1,850,043)	58,950	(107,655)	1,729,549	(157,052)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(22,745)	279,290	(5,643,431)	1,095,826	1,407,167	8,947,926	2,590,194	(318,204)	369,600	(139,059)
Net realized gain distributions	—	2,026,801	—	4,750,182	25,780,271	15,399,188	382,272	1,232,408	—	—
Change in unrealized appreciation (depreciation) during the period	63,265	(227,828)	9,225,526	(864,054)	(3,151,767)	(3,394,211)	9,411,451	(922,750)	(663,752)	2,056,130
Net gain (loss) on investments	40,520	2,078,263	3,582,095	4,981,954	24,035,671	20,952,903	12,383,917	(8,546)	(294,152)	1,917,071
Net increase (decrease) in net assets resulting from operations	$37,577	$2,133,347	$12,169,951	$4,621,184	$24,132,777	$19,102,860	$12,442,867	$(116,201)	$1,435,397	$1,760,019

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$297,279	$112,052	$61,541	$51,005	$1,160,672	$263,667	$—	$77,491	$890,562	$9,002

Expenses:
Administrative charges	(18,884)	(17,519)	(29,139)	(16,854)	(37,674)	(91,714)	(7,739)	(5,565)	(39,373)	—
Mortality and expense risk charges	(146,602)	(153,788)	(171,453)	(96,481)	(254,189)	(585,725)	(93,963)	(89,254)	(599,230)	(7,237)
Total expenses	(165,486)	(171,307)	(200,592)	(113,335)	(291,863)	(677,439)	(101,702)	(94,819)	(638,603)	(7,237)
Net investment income (loss)	131,793	(59,255)	(139,051)	(62,330)	868,809	(413,772)	(101,702)	(17,328)	251,959	1,765

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(65,476)	404,953	292,375	247,668	(278,647)	1,839,948	284,316	111,368	165,010	30,963
Net realized gain distributions	1,881,639	1,282,264	1,432,146	682,202	—	4,938,699	1,018,391	1,983,177	2,375,180	49,736
Change in unrealized appreciation (depreciation) during the period	(1,369,454)	(1,053,845)	213,149	334,589	734,313	623,768	(631,562)	(1,550,281)	57,538	(7,784)
Net gain (loss) on investments	446,709	633,372	1,937,670	1,264,459	455,666	7,402,415	671,145	544,264	2,597,728	72,915
Net increase (decrease) in net assets resulting from operations	$578,502	$574,117	$1,798,619	$1,202,129	$1,324,475	$6,988,643	$569,443	$526,936	$2,849,687	$74,680

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Large Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Investment income:
Dividends	$206,391	$202,695	$182,775	$32,192	$—	$29,762	$87,939	$535,547	$—	$—

Expenses:
Administrative charges	—	(4,596)	(1,319)	(12,629)	—	(13,673)	(30,721)	(45,578)	(6,151)	(36,844)
Mortality and expense risk charges	(299,916)	(161,338)	(23,859)	(141,721)	(1,380,938)	(94,167)	(350,833)	(606,085)	(60,823)	(280,657)
Total expenses	(299,916)	(165,934)	(25,178)	(154,350)	(1,380,938)	(107,840)	(381,554)	(651,663)	(66,974)	(317,501)
Net investment income (loss)	(93,525)	36,761	157,597	(122,158)	(1,380,938)	(78,078)	(293,615)	(116,116)	(66,974)	(317,501)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,045,382	135,436	(49,878)	83,895	3,446,568	(372,571)	1,047,566	2,471,976	(6,547)	1,282,628
Net realized gain distributions	1,033,475	541,336	—	294,787	—	—	3,407,728	2,853,932	372,731	2,454,790
Change in unrealized appreciation (depreciation) during the period	728,599	320,783	47,303	2,095,668	23,716,555	1,177,552	(419,381)	(1,994,198)	(177,831)	(1,024,275)
Net gain (loss) on investments	2,807,456	997,555	(2,575)	2,474,350	27,163,123	804,981	4,035,913	3,331,710	188,353	2,713,143
Net increase (decrease) in net assets resulting from operations	$2,713,931	$1,034,316	$155,022	$2,352,192	$25,782,185	$726,903	$3,742,298	$3,215,594	$121,379	$2,395,642

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Sustainable Leaders Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$14,392	$57,735	$600,511	$61,323	$—	$79,553	$2,317	$56,084	$59,472

Expenses:
Administrative charges	(113,238)	(6,737)	(44,061)	(14,659)	(5,167)	—	—	(34,912)	(25,720)	—
Mortality and expense risk charges	(768,356)	(62,516)	(361,351)	(121,587)	(39,514)	(108,726)	(88,251)	(287,459)	(192,971)	(117,579)
Total expenses	(881,594)	(69,253)	(405,412)	(136,246)	(44,681)	(108,726)	(88,251)	(322,371)	(218,691)	(117,579)
Net investment income (loss)	(881,594)	(54,861)	(347,677)	464,265	16,642	(108,726)	(8,698)	(320,054)	(162,607)	(58,107)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,010,049	(2,170)	926,296	(698,289)	56,234	378,028	577,459	718,458	552,414	419,990
Net realized gain distributions	11,387,546	288,771	2,567,170	—	330,766	631,893	55,778	1,275,297	1,175,407	1,046,265
Change in unrealized appreciation (depreciation) during the period	(3,930,714)	383,723	(1,319,330)	862,541	(68,474)	(102,315)	1,188,499	4,120,299	469,454	(668,228)
Net gain (loss) on investments	8,466,881	670,324	2,174,136	164,252	318,526	907,606	1,821,736	6,114,054	2,197,275	798,027
Net increase (decrease) in net assets resulting from operations	$7,585,287	$615,463	$1,826,459	$628,517	$335,168	$798,880	$1,813,038	$5,794,000	$2,034,668	$739,920

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$89,135	$64,477	$220,484	$420,281	$499,191	$—	$2,949	$—	$—	$13

Expenses:
Administrative charges	(24,087)	(7,676)	—	(52,428)	(53,289)	(1,445)	(438)	(863)	—	—
Mortality and expense risk charges	(194,889)	(57,810)	(238,409)	(514,733)	(548,477)	(24,307)	(3,747)	(5,769)	(1,270)	(285)
Total expenses	(218,976)	(65,486)	(238,409)	(567,161)	(601,766)	(25,752)	(4,185)	(6,632)	(1,270)	(285)
Net investment income (loss)	(129,841)	(1,009)	(17,925)	(146,880)	(102,575)	(25,752)	(1,236)	(6,632)	(1,270)	(272)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(137,721)	138,155	648,427	514,132	1,315,715	42,322	670	1,007	42	108
Net realized gain distributions	1,219,746	167,528	1,054,686	2,648,018	3,699,335	126,884	20,233	26,102	795	2,556
Change in unrealized appreciation (depreciation) during the period	(380,825)	217,938	963,987	1,438,213	43,295	(46,739)	2,127	20,497	4,997	(1,110)
Net gain (loss) on investments	701,200	523,621	2,667,100	4,600,363	5,058,345	122,467	23,030	47,606	5,834	1,554
Net increase (decrease) in net assets resulting from operations	$571,359	$522,612	$2,649,175	$4,453,483	$4,955,770	$96,715	$21,794	$40,974	$4,564	$1,282

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2025

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account

Investment income:
Dividends	$20,838	$8,267

Expenses:
Administrative charges	—	—
Mortality and expense risk charges	(89,009)	(58,540)
Total expenses	(89,009)	(58,540)
Net investment income (loss)	(68,171)	(50,273)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	119,159	34,701
Net realized gain distributions	464,355	435,798
Change in unrealized appreciation (depreciation) during the period	(64,219)	(187,420)
Net gain (loss) on investments	519,295	283,079
Net increase (decrease) in net assets resulting from operations	$451,124	$232,806

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Capital Appreciation Fund. Change effective April 30, 2025.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2025

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® The Bond Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$37,618	$161,122	$(77,929)	$112,316	$211,789	$(77)	$12,143	$1,518,943	$(117,566)	$58,509
Net realized gain (loss) on security transactions	(258,372)	1,300,424	(41,019)	(37,542)	(32,725)	18,124	1,308,129	—	136,632	(68,219)
Net realized gain distributions	528,012	—	928,878	—	—	16,448	2,110,344	—	1,330,623	—
Change in unrealized appreciation (depreciation) during the period	1,190,005	7,939,788	(725,151)	308,132	500	8,598	183,461	—	(39,136)	123,298
Net increase (decrease) in net assets resulting from operations	1,497,263	9,401,334	84,779	382,906	179,564	43,093	3,614,077	1,518,943	1,310,553	113,588

Unit transactions:
Purchases	32,131	114,334	24,012	138,652	—	—	22,150	2,900,237	64,681	—
Net transfers	(231,029)	(2,926,530)	244,268	2,221,659	397,913	4,398	33,081	8,017,593	1,030,173	127,850
Surrenders for benefit payments and fees	(1,420,659)	(2,877,685)	(661,573)	(785,113)	(284,184)	(77,395)	(3,788,355)	(13,832,223)	(1,694,071)	(294,289)
Other transactions	11	(79)	2,176	3,740	45	—	245	10,247	41	1
Death benefits	(592,578)	(821,414)	(167,529)	(220,736)	(177,988)	(27,463)	(1,628,905)	(5,268,382)	(428,264)	(68,501)
Net annuity transactions	91,953	(67,110)	(19,220)	(7,448)	3,236	—	(26,111)	323,039	(42,603)	—
Net increase (decrease) in net assets resulting from unit transactions	(2,120,171)	(6,578,484)	(577,866)	1,350,754	(60,978)	(100,460)	(5,387,895)	(7,849,489)	(1,070,043)	(234,939)
Net increase (decrease) in net assets	(622,908)	2,822,850	(493,087)	1,733,660	118,586	(57,367)	(1,773,818)	(6,330,546)	240,510	(121,351)

Net assets:
Beginning of period	10,669,327	26,571,939	8,626,736	7,208,685	3,937,489	314,240	28,645,099	73,638,182	16,244,813	2,128,498
End of period	$10,046,419	$29,394,789	$8,133,649	$8,942,345	$4,056,075	$256,873	$26,871,281	$67,307,636	$16,485,323	$2,007,147

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(109,629)	$(2,872,632)	$(1,084,599)	$(109,904)	$(103,110)	$(7,846)	$6,996	$(412,750)	$(2,236,984)	$(391,301)
Net realized gain (loss) on security transactions	591,732	12,205,866	4,916,014	332,906	(86,367)	6,278	590,814	753,436	8,674,228	116,092
Net realized gain distributions	2,381,280	12,362,182	16,877,472	—	145,759	181,836	1,430,246	3,482,927	24,420,048	3,545,252
Change in unrealized appreciation (depreciation) during the period	550,443	4,219,987	(5,740,980)	3,822,898	801,401	(102,482)	1,842,076	(560,309)	(4,353,958)	(434,785)
Net increase (decrease) in net assets resulting from operations	3,413,826	25,915,403	14,967,907	4,045,900	757,683	77,786	3,870,132	3,263,304	26,503,334	2,835,258

Unit transactions:
Purchases	34,932	451,811	547,560	23,288	250	—	68,451	90,189	1,079,124	110,417
Net transfers	(7,431)	(1,876,964)	40,446	329,048	38,645	(32,205)	181,790	(48,405)	(2,454,069)	(150,277)
Surrenders for benefit payments and fees	(1,191,642)	(17,433,632)	(10,037,936)	(1,430,998)	(882,609)	(35,551)	(2,425,128)	(2,517,851)	(14,617,686)	(2,687,076)
Other transactions	(150)	7,046	3,659	(13)	11	1	25	3,648	9,530	61
Death benefits	(530,283)	(4,043,612)	(2,811,825)	(499,151)	(194,071)	(5,822)	(523,616)	(371,940)	(4,508,200)	(628,612)
Net annuity transactions	(916)	(357,436)	29,594	(62,167)	1,179	(2,836)	(56,806)	(40,571)	(302,835)	(67,029)
Net increase (decrease) in net assets resulting from unit transactions	(1,695,490)	(23,252,787)	(12,228,502)	(1,639,993)	(1,036,595)	(76,413)	(2,755,284)	(2,884,930)	(20,794,136)	(3,422,516)
Net increase (decrease) in net assets	1,718,336	2,662,616	2,739,405	2,405,907	(278,912)	1,373	1,114,848	378,374	5,709,198	(587,258)

Net assets:
Beginning of period	18,687,281	156,564,190	100,295,736	17,073,928	6,830,163	517,120	24,445,455	26,629,372	147,319,777	31,063,450
End of period	$20,405,617	$159,226,806	$103,035,141	$19,479,835	$6,551,251	$518,493	$25,560,303	$27,007,746	$153,028,975	$30,476,192

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(29,892)	$(51,177)	$26,816	$(231,350)	$(148)	$435,211	$(2,067)	$(39,770)	$(43,734)	$103
Net realized gain (loss) on security transactions	23,925	126,345	34,028	(169,902)	(1,456)	(266,512)	68,084	173,096	103,087	52
Net realized gain distributions	142,178	876,097	7,699	670,300	29,758	153	2,126,152	53,748	324,991	1,496
Change in unrealized appreciation (depreciation) during the period	58,739	(225,487)	16,675	(169,425)	(3,413)	607,337	(271,577)	1,001,337	454,375	1,246
Net increase (decrease) in net assets resulting from operations	194,950	725,778	85,218	99,623	24,741	776,189	1,920,592	1,188,411	838,719	2,897

Unit transactions:
Purchases	614	41,321	—	41,837	—	24,022	172,047	6,329	11,035	—
Net transfers	(292,875)	297,335	133,453	58,743	(3,844)	573,623	114,114	(20,635)	(135,365)	(23)
Surrenders for benefit payments and fees	(262,210)	(500,562)	(177,537)	(1,420,600)	(27,062)	(1,298,978)	(1,648,665)	(671,702)	(374,095)	(776)
Other transactions	—	1,051	1,247	712	—	44	3,501	(196)	840	1
Death benefits	(60,671)	(31,031)	58,663	(286,381)	(7,702)	(297,222)	(860,546)	(71,670)	(76,199)	—
Net annuity transactions	(16,007)	(16,320)	(4,740)	3,963	—	(4,433)	(63,170)	118,782	(63,013)	—
Net increase (decrease) in net assets resulting from unit transactions	(631,149)	(208,206)	11,086	(1,601,726)	(38,608)	(1,002,944)	(2,282,719)	(639,092)	(636,797)	(798)
Net increase (decrease) in net assets	(436,199)	517,572	96,304	(1,502,103)	(13,867)	(226,755)	(362,127)	549,319	201,922	2,099

Net assets:
Beginning of period	3,899,816	4,554,027	815,566	12,356,098	367,002	15,066,767	21,923,654	2,858,137	4,280,491	13,607
End of period	$3,463,617	$5,071,599	$911,870	$10,853,995	$353,135	$14,840,012	$21,561,527	$3,407,456	$4,482,413	$15,706

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,943)	$55,084	$8,587,856	$(360,770)	$97,106	$(1,850,043)	$58,950	$(107,655)	$1,729,549	$(157,052)
Net realized gain (loss) on security transactions	(22,745)	279,290	(5,643,431)	1,095,826	1,407,167	8,947,926	2,590,194	(318,204)	369,600	(139,059)
Net realized gain distributions	—	2,026,801	—	4,750,182	25,780,271	15,399,188	382,272	1,232,408	—	—
Change in unrealized appreciation (depreciation) during the period	63,265	(227,828)	9,225,526	(864,054)	(3,151,767)	(3,394,211)	9,411,451	(922,750)	(663,752)	2,056,130
Net increase (decrease) in net assets resulting from operations	37,577	2,133,347	12,169,951	4,621,184	24,132,777	19,102,860	12,442,867	(116,201)	1,435,397	1,760,019

Unit transactions:
Purchases	—	96,395	1,278,474	53,204	1,570,746	685,558	379,822	7,459	238,359	28,021
Net transfers	50,311	(551,022)	10,278,237	(784,400)	(2,591,942)	(2,858,570)	(3,427,281)	(3,145)	2,638,439	(64,776)
Surrenders for benefit payments and fees	(55,878)	(2,809,306)	(27,593,392)	(3,740,885)	(16,055,500)	(16,666,313)	(5,632,105)	(780,234)	(5,904,925)	(1,373,371)
Other transactions	—	123	11,960	1,169	2,462	583	1,670	5	155	11
Death benefits	(61,307)	(783,620)	(6,996,568)	(580,409)	(5,430,522)	(4,042,107)	(1,380,139)	(57,075)	(1,868,398)	(294,831)
Net annuity transactions	3,181	82,572	(193,825)	26,436	(329,603)	(465,823)	17,805	(25,524)	(120,229)	38,479
Net increase (decrease) in net assets resulting from unit transactions	(63,693)	(3,964,858)	(23,215,114)	(5,024,885)	(22,834,359)	(23,346,672)	(10,040,228)	(858,514)	(5,016,599)	(1,666,467)
Net increase (decrease) in net assets	(26,116)	(1,831,511)	(11,045,163)	(403,701)	1,298,418	(4,243,812)	2,402,639	(974,715)	(3,581,202)	93,552

Net assets:
Beginning of period	265,296	23,137,212	224,589,041	41,294,507	166,624,618	162,465,021	48,001,622	7,205,144	53,156,861	15,639,484
End of period	$239,180	$21,305,701	$213,543,878	$40,890,806	$167,923,036	$158,221,209	$50,404,261	$6,230,429	$49,575,659	$15,733,036

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$131,793	$(59,255)	$(139,051)	$(62,330)	$868,809	$(413,772)	$(101,702)	$(17,328)	$251,959	$1,765
Net realized gain (loss) on security transactions	(65,476)	404,953	292,375	247,668	(278,647)	1,839,948	284,316	111,368	165,010	30,963
Net realized gain distributions	1,881,639	1,282,264	1,432,146	682,202	—	4,938,699	1,018,391	1,983,177	2,375,180	49,736
Change in unrealized appreciation (depreciation) during the period	(1,369,454)	(1,053,845)	213,149	334,589	734,313	623,768	(631,562)	(1,550,281)	57,538	(7,784)
Net increase (decrease) in net assets resulting from operations	578,502	574,117	1,798,619	1,202,129	1,324,475	6,988,643	569,443	526,936	2,849,687	74,680

Unit transactions:
Purchases	60,419	47,358	89,169	47,787	131,564	302,777	104,301	300	175,753	—
Net transfers	128,280	(94,262)	(300,866)	(51,207)	505,926	(388,073)	(114,760)	(53,315)	588,461	12,944
Surrenders for benefit payments and fees	(1,148,985)	(853,943)	(1,417,077)	(732,595)	(2,106,343)	(5,513,652)	(558,157)	(328,484)	(2,097,929)	(88,965)
Other transactions	2,496	17	157	(2)	(32)	3,941	3	1	3,261	—
Death benefits	(194,956)	(357,696)	(536,579)	(274,779)	(661,452)	(1,374,679)	(259,391)	(13,428)	(1,190,209)	(59,745)
Net annuity transactions	(14,199)	(21,760)	818	36,382	53,717	(133,367)	(15,695)	75,427	(108,444)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,166,945)	(1,280,286)	(2,164,378)	(974,414)	(2,076,620)	(7,103,053)	(843,699)	(319,499)	(2,629,107)	(135,766)
Net increase (decrease) in net assets	(588,443)	(706,169)	(365,759)	227,715	(752,145)	(114,410)	(274,256)	207,437	220,580	(61,086)

Net assets:
Beginning of period	11,148,404	10,222,996	15,425,552	8,804,114	20,646,614	48,631,606	5,707,405	4,753,279	32,985,709	719,901
End of period	$10,559,961	$9,516,827	$15,059,793	$9,031,829	$19,894,469	$48,517,196	$5,433,149	$4,960,716	$33,206,289	$658,815

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Large Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Operations:
Net investment income (loss)	$(93,525)	$36,761	$157,597	$(122,158)	$(1,380,938)	$(78,078)	$(293,615)	$(116,116)	$(66,974)	$(317,501)
Net realized gain (loss) on security transactions	1,045,382	135,436	(49,878)	83,895	3,446,568	(372,571)	1,047,566	2,471,976	(6,547)	1,282,628
Net realized gain distributions	1,033,475	541,336	—	294,787	—	—	3,407,728	2,853,932	372,731	2,454,790
Change in unrealized appreciation (depreciation) during the period	728,599	320,783	47,303	2,095,668	23,716,555	1,177,552	(419,381)	(1,994,198)	(177,831)	(1,024,275)
Net increase (decrease) in net assets resulting from operations	2,713,931	1,034,316	155,022	2,352,192	25,782,185	726,903	3,742,298	3,215,594	121,379	2,395,642

Unit transactions:
Purchases	198,472	698	—	27,017	5,260	52,629	138,597	26,070	11,413	72,160
Net transfers	411,949	771,002	(5,778)	(321,481)	(5,283,335)	73,232	(48,624)	(483,775)	(214,028)	(1,302,822)
Surrenders for benefit payments and fees	(2,702,285)	(660,552)	(113,788)	(883,600)	(11,603,601)	(493,776)	(4,821,768)	(4,412,561)	(377,677)	(1,818,440)
Other transactions	351	284	1,003	800	(3,357)	584	(345)	478	46	107
Death benefits	(666,574)	(240,895)	(14,618)	(150,470)	(6,786,587)	(77,427)	(879,751)	(1,811,542)	(50,377)	(384,704)
Net annuity transactions	(41,491)	37,134	5,867	(45,223)	(424,627)	(12,629)	21,506	59,846	(1,525)	(10,517)
Net increase (decrease) in net assets resulting from unit transactions	(2,799,578)	(92,329)	(127,314)	(1,372,957)	(24,096,247)	(457,387)	(5,590,385)	(6,621,484)	(632,148)	(3,444,216)
Net increase (decrease) in net assets	(85,647)	941,987	27,708	979,235	1,685,938	269,516	(1,848,087)	(3,405,890)	(510,769)	(1,048,574)

Net assets:
Beginning of period	19,215,886	9,568,811	1,242,521	8,365,108	81,253,271	6,976,508	22,531,622	39,131,940	4,261,562	20,895,404
End of period	$19,130,239	$10,510,798	$1,270,229	$9,344,343	$82,939,209	$7,246,024	$20,683,535	$35,726,050	$3,750,793	$19,846,830

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Sustainable Leaders Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(881,594)	$(54,861)	$(347,677)	$464,265	$16,642	$(108,726)	$(8,698)	$(320,054)	$(162,607)	$(58,107)
Net realized gain (loss) on security transactions	1,010,049	(2,170)	926,296	(698,289)	56,234	378,028	577,459	718,458	552,414	419,990
Net realized gain distributions	11,387,546	288,771	2,567,170	—	330,766	631,893	55,778	1,275,297	1,175,407	1,046,265
Change in unrealized appreciation (depreciation) during the period	(3,930,714)	383,723	(1,319,330)	862,541	(68,474)	(102,315)	1,188,499	4,120,299	469,454	(668,228)
Net increase (decrease) in net assets resulting from operations	7,585,287	615,463	1,826,459	628,517	335,168	798,880	1,813,038	5,794,000	2,034,668	739,920

Unit transactions:
Purchases	326,575	41,782	88,273	59,495	12,258	50,844	34,527	51,995	47,096	54,628
Net transfers	(1,085,776)	36,712	709,016	50,291	(65,758)	42,025	(421,206)	(1,557,655)	(95,039)	(552,729)
Surrenders for benefit payments and fees	(6,500,186)	(599,314)	(2,570,738)	(1,525,974)	(218,716)	(605,336)	(767,083)	(1,871,368)	(1,178,873)	(783,134)
Other transactions	2,097	8	187	100	557	24	49	(4)	(62)	34
Death benefits	(1,675,005)	(178,963)	(621,314)	(519,326)	(42,771)	(38,750)	(184,499)	(428,502)	(180,563)	(254,683)
Net annuity transactions	(121,416)	20,670	(51,956)	(8,565)	(7,219)	(6,703)	(1,749)	(26,268)	15,270	(7,778)
Net increase (decrease) in net assets resulting from unit transactions	(9,053,711)	(679,105)	(2,446,532)	(1,943,979)	(321,649)	(557,896)	(1,339,961)	(3,831,802)	(1,392,171)	(1,543,662)
Net increase (decrease) in net assets	(1,468,424)	(63,642)	(620,073)	(1,315,462)	13,519	240,984	473,077	1,962,198	642,497	(803,742)

Net assets:
Beginning of period	61,791,159	4,659,715	25,856,929	10,007,742	2,848,040	7,003,078	6,058,122	17,828,177	13,696,307	8,968,436
End of period	$60,322,735	$4,596,073	$25,236,856	$8,692,280	$2,861,559	$7,244,062	$6,531,199	$19,790,375	$14,338,804	$8,164,694

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(129,841)	$(1,009)	$(17,925)	$(146,880)	$(102,575)	$(25,752)	$(1,236)	$(6,632)	$(1,270)	$(272)
Net realized gain (loss) on security transactions	(137,721)	138,155	648,427	514,132	1,315,715	42,322	670	1,007	42	108
Net realized gain distributions	1,219,746	167,528	1,054,686	2,648,018	3,699,335	126,884	20,233	26,102	795	2,556
Change in unrealized appreciation (depreciation) during the period	(380,825)	217,938	963,987	1,438,213	43,295	(46,739)	2,127	20,497	4,997	(1,110)
Net increase (decrease) in net assets resulting from operations	571,359	522,612	2,649,175	4,453,483	4,955,770	96,715	21,794	40,974	4,564	1,282

Unit transactions:
Purchases	33,522	2,291	320,292	198,696	201,979	—	—	—	—	—
Net transfers	694,749	171,924	(210,243)	(149,755)	(65,374)	(60,844)	114	(5,680)	—	—
Surrenders for benefit payments and fees	(1,503,501)	(410,201)	(1,157,542)	(3,209,671)	(2,740,935)	(60,801)	(2,964)	(28,182)	(1,056)	(1,539)
Other transactions	72	—	81	1,937	1,749	(8)	—	—	—	1
Death benefits	(287,209)	(103,010)	(581,874)	(1,181,680)	(1,334,826)	(29,868)	—	(4,805)	—	—
Net annuity transactions	(3,190)	28,542	(29,529)	(22,373)	(28,760)	(777)	—	(1,804)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,065,557)	(310,454)	(1,658,815)	(4,362,846)	(3,966,167)	(152,298)	(2,850)	(40,471)	(1,056)	(1,538)
Net increase (decrease) in net assets	(494,198)	212,158	990,360	90,637	989,603	(55,583)	18,944	503	3,508	(256)

Net assets:
Beginning of period	13,998,301	4,434,570	15,208,830	35,642,857	34,919,238	1,308,570	230,573	445,385	110,455	24,939
End of period	$13,504,103	$4,646,728	$16,199,190	$35,733,494	$35,908,841	$1,252,987	$249,517	$445,888	$113,963	$24,683

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2025

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(68,171)	$(50,273)
Net realized gain (loss) on security transactions	119,159	34,701
Net realized gain distributions	464,355	435,798
Change in unrealized appreciation (depreciation) during the period	(64,219)	(187,420)
Net increase (decrease) in net assets resulting from operations	451,124	232,806

Unit transactions:
Purchases	2,707	—
Net transfers	30,982	(92,873)
Surrenders for benefit payments and fees	(386,163)	(226,974)
Other transactions	(106)	(2)
Death benefits	(92,805)	(15,711)
Net annuity transactions	72,044	(5,483)
Net increase (decrease) in net assets resulting from unit transactions	(373,341)	(341,043)
Net increase (decrease) in net assets	77,783	(108,237)

Net assets:
Beginning of period	4,530,049	3,074,431
End of period	$4,607,832	$2,966,194

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Capital Appreciation Fund. Change effective April 30, 2025.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$35,447	$200,068	$(81,876)	$43,646	$152,183	$1,573	$77,715	$2,132,399	$(60,865)
Net realized gain (loss) on security transactions	(404,858)	113,302	43,441	(47,234)	(47,329)	5,672	1,218,126	—	231,692
Net realized gain distributions	238,485	—	457,459	—	—	1,761	1,158,441	—	613,010
Change in unrealized appreciation (depreciation) during the period	948,671	685,416	293,611	(27,784)	117,329	(11,056)	855,240	—	1,066,067
Net increase (decrease) in net assets resulting from operations	817,745	998,786	712,635	(31,372)	222,183	(2,050)	3,309,522	2,132,399	1,849,904

Unit transactions:
Purchases	55,231	170,344	34,011	30,893	3,299	—	48,849	375,111	104,907
Net transfers	173,541	1,103,244	(182,592)	1,379,806	271,637	4,528	(593,375)	17,123,877	(170,305)
Surrenders for benefit payments and fees	(1,443,287)	(3,605,549)	(1,094,225)	(526,359)	(327,306)	(42,295)	(2,943,985)	(15,013,372)	(2,124,439)
Other transactions	(45)	195	(13)	(218)	2	—	1,196	7,341	269
Death benefits	(576,450)	(895,393)	(201,846)	(267,932)	(183,261)	—	(1,294,567)	(2,813,103)	(551,130)
Net annuity transactions	(17,600)	1,222	(20,692)	(37,480)	(42,014)	—	(105,217)	(62,460)	(10,280)
Net increase (decrease) in net assets resulting from unit transactions	(1,808,610)	(3,225,937)	(1,465,357)	578,710	(277,643)	(37,767)	(4,887,099)	(382,606)	(2,750,978)
Net increase (decrease) in net assets	(990,865)	(2,227,151)	(752,722)	547,338	(55,460)	(39,817)	(1,577,577)	1,749,793	(901,074)

Net assets:
Beginning of period	11,660,192	28,799,090	9,379,458	6,661,347	3,992,949	354,057	30,222,676	71,888,389	17,145,887
End of period	$10,669,327	$26,571,939	$8,626,736	$7,208,685	$3,937,489	$314,240	$28,645,099	$73,638,182	$16,244,813

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$62,173	$(85,280)	$(2,453,580)	$(867,983)	$(146,950)	$(61,098)	$(7,996)	$(18,924)	$(434,032)	$(2,169,968)
Net realized gain (loss) on security transactions	(35,365)	840,745	8,320,091	4,727,503	208,287	(97,145)	4,205	690,047	1,698,951	11,507,184
Net realized gain distributions	—	567,435	3,399,792	4,397,824	—	260,635	24,565	1,483,354	5,822,591	17,382,132
Change in unrealized appreciation (depreciation) during the period	(26,170)	823,460	28,321,222	11,020,820	270,448	(65,329)	75,120	1,076,925	(679,899)	12,786,091
Net increase (decrease) in net assets resulting from operations	638	2,146,360	37,587,525	19,278,164	331,785	37,063	95,894	3,231,402	6,407,611	39,505,439

Unit transactions:
Purchases	—	50,826	528,586	1,569,286	5,854	300	—	149,230	230,013	1,002,903
Net transfers	222,378	(192,099)	(792,307)	(611,630)	(10,004)	63,816	(26,911)	(448,402)	(373,596)	(4,958,300)
Surrenders for benefit payments and fees	(239,678)	(1,307,670)	(12,056,054)	(8,171,239)	(1,730,281)	(507,335)	(112,981)	(2,977,791)	(2,762,455)	(15,968,797)
Other transactions	1	1,482	19,506	5,180	(420)	690	3	167	2,198	4,668
Death benefits	—	(940,786)	(5,297,948)	(4,689,487)	(684,817)	(101,088)	(26,812)	(633,148)	(513,400)	(4,875,243)
Net annuity transactions	—	(14,743)	(502,507)	(272,694)	(74,071)	(9,501)	21,313	(52,346)	(16,659)	(103,367)
Net increase (decrease) in net assets resulting from unit transactions	(17,299)	(2,402,990)	(18,100,724)	(12,170,584)	(2,493,739)	(553,118)	(145,388)	(3,962,290)	(3,433,899)	(24,898,136)
Net increase (decrease) in net assets	(16,661)	(256,630)	19,486,801	7,107,580	(2,161,954)	(516,055)	(49,494)	(730,888)	2,973,712	14,607,303

Net assets:
Beginning of period	2,145,159	18,943,911	137,077,389	93,188,156	19,235,882	7,346,218	566,614	25,176,343	23,655,660	132,712,474
End of period	$2,128,498	$18,687,281	$156,564,190	$100,295,736	$17,073,928	$6,830,163	$517,120	$24,445,455	$26,629,372	$147,319,777

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(395,308)	$(37,050)	$(68,686)	$36,285	$(252,488)	$(856)	$400,032	$(12,841)	$66,453	$(41,807)
Net realized gain (loss) on security transactions	823,120	160,232	291,233	7,705	(344,835)	(607)	(427,967)	51,822	(4,263)	64,140
Net realized gain distributions	4,168,492	563,207	210,433	3,873	—	8,236	—	460,623	22,921	14,478
Change in unrealized appreciation (depreciation) during the period	88,251	(380,477)	551,817	5,713	1,700,294	29,697	374,407	1,473,309	93,985	124,757
Net increase (decrease) in net assets resulting from operations	4,684,555	305,912	984,797	53,576	1,102,971	36,470	346,472	1,972,913	179,096	161,568

Unit transactions:
Purchases	110,148	39,713	32,021	—	14,183	—	40,373	179,983	7,361	6,728
Net transfers	(906,574)	(779,779)	(184,372)	(96,342)	(135,169)	(16,306)	1,157,880	(89,015)	67,365	48,065
Surrenders for benefit payments and fees	(3,610,673)	(398,845)	(396,055)	(139,666)	(1,046,620)	(40,028)	(1,351,613)	(1,974,611)	(364,135)	(439,726)
Other transactions	122	158	42	—	110	—	1,324	816	(215)	671
Death benefits	(837,326)	(160,057)	(307,741)	(15,774)	(908,626)	—	(531,698)	(549,744)	(99,260)	(12,445)
Net annuity transactions	(48,794)	(8,678)	(12,568)	(3,130)	(24,681)	—	(102,710)	(71,171)	1,908	3,114
Net increase (decrease) in net assets resulting from unit transactions	(5,293,097)	(1,307,488)	(868,673)	(254,912)	(2,100,803)	(56,334)	(786,444)	(2,503,742)	(386,976)	(393,593)
Net increase (decrease) in net assets	(608,542)	(1,001,576)	116,124	(201,336)	(997,832)	(19,864)	(439,972)	(530,829)	(207,880)	(232,025)

Net assets:
Beginning of period	31,671,992	4,901,392	4,437,903	1,016,902	13,353,930	386,866	15,506,739	22,454,483	3,066,017	4,512,516
End of period	$31,063,450	$3,899,816	$4,554,027	$815,566	$12,356,098	$367,002	$15,066,767	$21,923,654	$2,858,137	$4,280,491

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(451)	$(3,086)	$60,009	$5,049,996	$(330,217)	$601,352	$(1,651,333)	$(2,646)	$(122,764)	$1,489,793
Net realized gain (loss) on security transactions	9,339	(7,799)	394,502	(6,336,092)	1,100,374	2,398,663	9,827,545	1,067,973	(228,581)	387,456
Net realized gain distributions	995	—	1,591,786	—	1,692,812	11,520,234	6,832,698	—	175,984	—
Change in unrealized appreciation (depreciation) during the period	(4,980)	(25,957)	171,068	3,469,921	4,942,262	3,869,835	19,490,284	2,450,627	514,983	80,993
Net increase (decrease) in net assets resulting from operations	4,903	(36,842)	2,217,365	2,183,825	7,405,231	18,390,084	34,499,194	3,515,954	339,622	1,958,242

Unit transactions:
Purchases	—	—	289,959	1,044,875	156,416	1,181,712	845,340	202,084	8,577	510,143
Net transfers	(83,329)	28,938	312,635	17,859,971	(2,692,669)	(1,785,891)	(8,300,886)	318,901	147,029	3,424,688
Surrenders for benefit payments and fees	(1,903)	(24,028)	(2,958,100)	(31,114,134)	(3,562,020)	(18,635,988)	(17,573,792)	(6,381,886)	(811,052)	(6,964,242)
Other transactions	1	—	72	8,432	3,095	3,788	1,380	2,233	5	228
Death benefits	(28)	(111)	(1,024,304)	(8,584,806)	(893,050)	(5,202,978)	(4,217,612)	(1,380,770)	(48,059)	(2,525,662)
Net annuity transactions	—	(744)	(44,668)	113,420	(186,585)	(443,508)	(193,657)	(19,168)	(18,308)	63,039
Net increase (decrease) in net assets resulting from unit transactions	(85,259)	4,055	(3,424,406)	(20,672,242)	(7,174,813)	(24,882,865)	(29,439,227)	(7,258,606)	(721,808)	(5,491,806)
Net increase (decrease) in net assets	(80,356)	(32,787)	(1,207,041)	(18,488,417)	230,418	(6,492,781)	5,059,967	(3,742,652)	(382,186)	(3,533,564)

Net assets:
Beginning of period	93,963	298,083	24,344,253	243,077,458	41,064,089	173,117,399	157,405,054	51,744,274	7,587,330	56,690,425
End of period	$13,607	$265,296	$23,137,212	$224,589,041	$41,294,507	$166,624,618	$162,465,021	$48,001,622	$7,205,144	$53,156,861

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(244,842)	$(149,750)	$(18,924)	$(104,938)	$(66,506)	$841,969	$(301,481)	$(103,298)	$(60,913)	$174,602
Net realized gain (loss) on security transactions	(464,051)	33,386	328,771	387,233	249,305	(384,389)	2,322,545	406,737	203,967	391,949
Net realized gain distributions	—	—	308,095	851,357	497,521	—	3,580,056	428,327	356,589	1,621,617
Change in unrealized appreciation (depreciation) during the period	2,362,480	1,360,224	91,348	1,196,343	990,968	651,464	3,158,197	658,848	258,798	(284,061)
Net increase (decrease) in net assets resulting from operations	1,653,587	1,243,860	709,290	2,329,995	1,671,288	1,109,044	8,759,317	1,390,614	758,441	1,904,107

Unit transactions:
Purchases	117,051	91,262	63,623	85,239	4,321	47,065	406,075	—	955	1,299,844
Net transfers	(351,551)	(165,280)	(162,847)	(680,583)	(270,718)	553,188	(1,534,192)	132,289	(69,938)	527,507
Surrenders for benefit payments and fees	(2,069,681)	(1,273,077)	(692,412)	(1,924,350)	(797,309)	(2,408,347)	(6,289,974)	(512,877)	(218,017)	(2,734,543)
Other transactions	1,337	(43)	(4)	(24)	(56)	132	2,385	987	(184)	4,633
Death benefits	(475,856)	(396,545)	(228,523)	(509,952)	(152,751)	(777,852)	(1,672,321)	(169,701)	(172,989)	(2,459,177)
Net annuity transactions	(48,858)	(13,574)	(10,306)	(11,390)	(52,804)	(73,172)	(92,481)	(138,407)	(14,163)	(139,915)
Net increase (decrease) in net assets resulting from unit transactions	(2,827,558)	(1,757,257)	(1,030,469)	(3,041,060)	(1,269,317)	(2,658,986)	(9,180,508)	(687,709)	(474,336)	(3,501,651)
Net increase (decrease) in net assets	(1,173,971)	(513,397)	(321,179)	(711,065)	401,971	(1,549,942)	(421,191)	702,905	284,105	(1,597,544)

Net assets:
Beginning of period	16,813,455	11,661,801	10,544,175	16,136,617	8,402,143	22,196,556	49,052,797	5,004,500	4,469,174	34,583,253
End of period	$15,639,484	$11,148,404	$10,222,996	$15,425,552	$8,804,114	$20,646,614	$48,631,606	$5,707,405	$4,753,279	$32,985,709

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Discovery Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,818	$(96,812)	$(8,772)	$103,844	$(40,740)	$(1,016,830)	$(90,822)	$(161,628)	$(114,852)	$(72,914)
Net realized gain (loss) on security transactions	34,996	1,886,557	355,678	(44,754)	(134,808)	(5,317,944)	(2,273,849)	229,033	1,890,745	(106,172)
Net realized gain distributions	56,294	799,113	383,355	—	—	—	—	486,678	965,863	—
Change in unrealized appreciation (depreciation) during the period	(22,644)	1,716,601	323,074	49,418	733,006	31,861,245	4,410,555	4,592,006	1,256,150	1,042,102
Net increase (decrease) in net assets resulting from operations	71,464	4,305,459	1,053,335	108,508	557,458	25,526,471	2,045,884	5,146,089	3,997,906	863,016

Unit transactions:
Purchases	—	71,485	89,493	—	17,013	53,178	4,154	73,840	9,249	37,464
Net transfers	(3,722)	(715,460)	(956,643)	6,129	(254,862)	(2,314,528)	(613,891)	186,612	(25,189)	(356,572)
Surrenders for benefit payments and fees	(101,393)	(3,134,234)	(3,098,883)	(81,436)	(1,097,504)	(3,847,358)	(1,178,124)	(1,585,945)	(3,142,015)	(587,448)
Other transactions	—	123	483	3	56	(1,333)	74	1,651	824	8
Death benefits	—	(114,983)	(756,504)	(41,260)	(162,156)	(2,188,476)	(56,559)	(358,317)	(1,003,493)	(103,377)
Net annuity transactions	—	(16,109)	(79,108)	(3,613)	2,561	(124,529)	(4,408)	(54,026)	(110,453)	(1,052)
Net increase (decrease) in net assets resulting from unit transactions	(105,115)	(3,909,178)	(4,801,162)	(120,177)	(1,494,892)	(8,423,046)	(1,848,754)	(1,736,185)	(4,271,077)	(1,010,977)
Net increase (decrease) in net assets	(33,651)	396,281	(3,747,827)	(11,669)	(937,434)	17,103,425	197,130	3,409,904	(273,171)	(147,961)

Net assets:
Beginning of period	753,552	18,819,605	13,316,638	1,254,190	9,302,542	64,149,846	6,779,378	19,121,718	39,405,111	4,409,523
End of period	$719,901	$19,215,886	$9,568,811	$1,242,521	$8,365,108	$81,253,271	$6,976,508	$22,531,622	$39,131,940	$4,261,562

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(324,135)	$(946,785)	$(68,839)	$(431,664)	$466,730	$16,951	$(114,418)	$72,516	$105,126	$(131,056)
Net realized gain (loss) on security transactions	800,083	1,081,992	(36,837)	1,171,106	(456,124)	56,913	533,284	336,506	252,270	567,417
Net realized gain distributions	—	3,730,980	460,354	954,860	—	—	338,417	18,866	—	795,956
Change in unrealized appreciation (depreciation) during the period	5,060,265	4,677,632	527,185	1,026,075	411,817	319,499	1,095,063	(158,407)	(49,729)	1,794,321
Net increase (decrease) in net assets resulting from operations	5,536,213	8,543,819	881,863	2,720,377	422,423	393,363	1,852,346	269,481	307,667	3,026,638

Unit transactions:
Purchases	84,660	556,923	1,777	141,056	30,282	2,338	89,292	754	113,095	112,968
Net transfers	(740,927)	(1,071,889)	(61,397)	(470,090)	351,356	(8,714)	(375,086)	(98,567)	499,794	(661,305)
Surrenders for benefit payments and fees	(2,147,478)	(6,996,244)	(408,944)	(2,979,026)	(1,043,732)	(240,386)	(1,323,258)	(1,005,744)	(2,214,032)	(1,644,415)
Other transactions	2,837	1,220	(10)	508	(7)	13	(56)	(7)	287	(24)
Death benefits	(410,037)	(1,899,067)	(22,960)	(698,631)	(170,728)	(97,920)	(104,565)	(152,578)	(458,125)	(288,659)
Net annuity transactions	22,522	9,572	15,116	(30,981)	(23,225)	(8,546)	23,086	7,233	(12,432)	28,831
Net increase (decrease) in net assets resulting from unit transactions	(3,188,423)	(9,399,485)	(476,418)	(4,037,164)	(856,054)	(353,215)	(1,690,587)	(1,248,909)	(2,071,413)	(2,452,604)
Net increase (decrease) in net assets	2,347,790	(855,666)	405,445	(1,316,787)	(433,631)	40,148	161,759	(979,428)	(1,763,746)	574,034

Net assets:
Beginning of period	18,547,614	62,646,825	4,254,270	27,173,716	10,441,373	2,807,892	6,841,319	7,037,550	19,591,923	13,122,273
End of period	$20,895,404	$61,791,159	$4,659,715	$25,856,929	$10,007,742	$2,848,040	$7,003,078	$6,058,122	$17,828,177	$13,696,307

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(112,658)	$(101,066)	$(17,188)	$(67,034)	$(145,579)	$(93,997)	$(28,227)	$(1,087)	$(7,093)
Net realized gain (loss) on security transactions	805,417	(80,715)	98,651	781,491	378,306	1,766,055	102,190	2,594	(10,978)
Net realized gain distributions	67,643	663,346	—	674,847	2,230,848	2,521,993	—	14,548	—
Change in unrealized appreciation (depreciation) during the period	1,099,273	157,075	474,896	968,012	2,278,921	329,103	292,442	11,656	95,591
Net increase (decrease) in net assets resulting from operations	1,859,675	638,640	556,359	2,357,316	4,742,496	4,523,154	366,405	27,711	77,520

Unit transactions:
Purchases	2,283	62,753	3,672	212,305	177,551	81,501	—	—	8
Net transfers	(470,108)	(75,126)	744,366	97,295	(685,598)	(1,763,970)	285,113	66	(7,785)
Surrenders for benefit payments and fees	(1,578,811)	(1,632,502)	(395,496)	(1,162,894)	(2,908,972)	(4,249,825)	(247,123)	(3,527)	(102,378)
Other transactions	(10)	251	39	1,474	(1,089)	726	(4)	—	(1)
Death benefits	(239,907)	(388,162)	(13,469)	(271,943)	(1,429,195)	(1,149,653)	(205,760)	(8,174)	(23,260)
Net annuity transactions	5,781	(16,362)	4,946	(22,711)	(99,557)	36,969	6,139	—	10,148
Net increase (decrease) in net assets resulting from unit transactions	(2,280,772)	(2,049,148)	344,058	(1,146,474)	(4,946,860)	(7,044,252)	(161,635)	(11,635)	(123,268)
Net increase (decrease) in net assets	(421,097)	(1,410,508)	900,417	1,210,842	(204,364)	(2,521,098)	204,770	16,076	(45,748)

Net assets:
Beginning of period	9,389,533	15,408,809	3,534,153	13,997,988	35,847,221	37,440,336	1,103,800	214,497	491,133
End of period	$8,968,436	$13,998,301	$4,434,570	$15,208,830	$35,642,857	$34,919,238	$1,308,570	$230,573	$445,385

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2024

	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,334)	$(275)	$(60,843)	$(48,549)
Net realized gain (loss) on security transactions	145	203	124,848	49,687
Net realized gain distributions	—	2,461	186,303	266,247
Change in unrealized appreciation (depreciation) during the period	18,423	747	463,754	130,887
Net increase (decrease) in net assets resulting from operations	17,234	3,136	714,062	398,272

Unit transactions:
Purchases	—	—	—	9,062
Net transfers	—	—	223,310	20,214
Surrenders for benefit payments and fees	(1,039)	(1,607)	(414,814)	(223,274)
Other transactions	—	—	104	—
Death benefits	(7,713)	—	(118,295)	(47,701)
Net annuity transactions	—	—	22,975	(48)
Net increase (decrease) in net assets resulting from unit transactions	(8,752)	(1,607)	(286,720)	(241,747)
Net increase (decrease) in net assets	8,482	1,529	427,342	156,525

Net assets:
Beginning of period	101,973	23,410	4,102,707	2,917,906
End of period	$110,455	$24,939	$4,530,049	$3,074,431

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2025

1. Organization:

Separate Account Three (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:

AB VPS Balanced Hedged Allocation Portfolio, AB VPS International Value Portfolio, AB VPS Discovery Value Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. EQV International Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, AB VPS Relative Value Portfolio, American Funds Insurance Series® The Bond Fund of America®, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® Global Small Capitalization Fund, Allspring VT Discovery All Cap Growth Fund, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio, Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Investors Trust Series, MFS® Total Return Series, MFS® Value Series, BlackRock S&P 500 Index V.I. Fund, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Emerging Markets Debt Portfolio, Morgan Stanley VIF Emerging Markets Equity Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Discovery Large Cap Fund (Formerly Invesco V.I. Capital Appreciation Fund), Invesco V.I. Global Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Small Cap Fund®, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Large Cap Growth Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Core Equity Fund, Putnam VT Sustainable Leaders Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Large Cap Value Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Index Asset Allocation Fund, Allspring VT Small Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund, Allspring VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2021 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h) The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying Statements of Changes in Net Assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus Benefit Charge maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Lifetime Income Foundation Charge maximum of 0.30%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Hedged Allocation Portfolio	$1,005,680	$2,560,222
AB VPS International Value Portfolio	$2,097,734	$8,515,096
AB VPS Discovery Value Portfolio	$1,398,008	$1,124,925
Invesco V.I. Government Securities Fund	$3,677,838	$2,214,764
Invesco V.I. High Yield Fund	$776,312	$625,504
Invesco V.I. EQV International Equity Fund	$39,983	$124,072
Invesco V.I. Diversified Dividend Fund	$2,879,187	$6,144,597
Invesco V.I. Government Money Market Fund	$19,843,862	$26,174,401
AB VPS Relative Value Portfolio	$2,605,001	$2,461,989
American Funds Insurance Series® The Bond Fund of America®	$371,733	$548,163
American Funds Insurance Series® Global Growth Fund	$3,239,300	$2,663,140
American Funds Insurance Series® Growth Fund	$18,135,507	$31,898,744
American Funds Insurance Series® Growth-Income Fund	$21,878,722	$18,314,350
American Funds Insurance Series® International Fund	$1,306,496	$3,056,393
American Funds Insurance Series® Global Small Capitalization Fund	$404,924	$1,398,865
Allspring VT Discovery All Cap Growth Fund	$216,128	$118,549
Fidelity® VIP Equity-Income Portfolio	$2,704,290	$4,022,331
Fidelity® VIP Growth Portfolio	$5,241,458	$5,056,211
Fidelity® VIP Contrafund® Portfolio	$27,898,146	$26,509,221
Fidelity® VIP Mid Cap Portfolio	$4,418,982	$4,687,552
Fidelity® VIP Value Strategies Portfolio	$288,026	$806,893
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$1,483,712	$866,998
Franklin Income VIP Fund	$701,563	$655,961
Franklin Small-Mid Cap Growth VIP Fund	$1,095,741	$2,258,517
Franklin Small Cap Value VIP Fund	$69,802	$78,799
Franklin Strategic Income VIP Fund	$1,582,900	$2,150,476
Franklin Mutual Shares VIP Fund	$3,350,700	$3,509,335
Templeton Developing Markets VIP Fund	$386,206	$1,011,321
Templeton Growth VIP Fund	$465,792	$821,332
Franklin Mutual Global Discovery VIP Fund	$1,749	$948
Templeton Global Bond VIP Fund	$68,025	$134,660
Hartford Balanced HLS Fund	$2,997,125	$4,880,098
Hartford Total Return Bond HLS Fund	$27,552,668	$42,179,911
Hartford Capital Appreciation HLS Fund	$6,551,946	$7,187,419
Hartford Dividend and Growth HLS Fund	$30,509,326	$27,466,305
Hartford Disciplined Equity HLS Fund	$21,354,438	$31,151,965
Hartford International Opportunities HLS Fund	$2,643,187	$12,242,193
Hartford MidCap HLS Fund	$1,767,486	$1,501,249
Hartford Ultrashort Bond HLS Fund	$7,571,575	$10,858,616
Hartford Small Company HLS Fund	$1,077,858	$2,901,376
Hartford SmallCap Growth HLS Fund	$2,745,561	$1,899,075
Hartford Stock HLS Fund	$2,129,552	$2,186,833
Lord Abbett Series Fund - Fundamental Equity Portfolio	$1,685,364	$2,556,647
Lord Abbett Series Fund - Dividend Growth Portfolio	$1,015,492	$1,370,033
Lord Abbett Series Fund - Bond Debenture Portfolio	$2,073,516	$3,281,324
Lord Abbett Series Fund - Growth and Income Portfolio	$6,081,093	$8,659,220
MFS® Growth Series	$1,301,787	$1,228,798
MFS® Investors Trust Series	$2,504,782	$858,433
MFS® Total Return Series	$4,203,476	$4,205,447
MFS® Value Series	$81,759	$166,025
BlackRock S&P 500 Index V.I. Fund	$2,589,954	$4,449,581
Invesco V.I. Equity and Income Fund	$1,826,160	$1,340,393
Morgan Stanley VIF Emerging Markets Debt Portfolio	$215,898	$185,615
Morgan Stanley VIF Emerging Markets Equity Portfolio	$556,035	$1,756,362
Morgan Stanley VIF Growth Portfolio	$2,394,275	$27,871,463
Morgan Stanley VIF Discovery Portfolio	$494,885	$1,030,350
Invesco V.I. American Value Fund	$5,617,157	$8,093,426
Invesco V.I. Equally-Weighted S&P 500 Fund	$4,351,702	$8,235,375
Invesco V.I. Discovery Mid Cap Growth Fund	$578,252	$904,643
Invesco V.I. Discovery Large Cap Fund+	$4,088,152	$5,395,077
Invesco V.I. Global Fund	$13,087,846	$11,635,607
Invesco V.I. Main Street Fund®	$522,573	$967,765
Invesco V.I. Main Street Small Cap Fund®	$4,337,049	$4,564,087
Putnam VT Diversified Income Fund	$1,062,165	$2,541,878
Putnam VT Global Asset Allocation Fund	$474,004	$448,245
Putnam VT Large Cap Growth Fund	$1,505,574	$1,540,303
Putnam VT International Value Fund	$804,866	$2,097,745
Putnam VT International Equity Fund	$2,367,674	$5,244,233
Putnam VT Core Equity Fund	$2,144,464	$2,523,835
Putnam VT Sustainable Leaders Fund	$1,625,214	$2,180,715
Putnam VT Small Cap Value Fund	$2,310,139	$2,285,793
Putnam VT George Putnam Balanced Fund	$476,287	$620,221
Putnam VT Large Cap Value Fund	$1,973,918	$2,595,976
Invesco V.I. Growth and Income Fund	$4,149,310	$6,011,019
Invesco V.I. Comstock Fund	$5,765,228	$6,134,631
Invesco V.I. American Franchise Fund	$170,827	$221,993
Allspring VT Index Asset Allocation Fund	$23,751	$7,604
Allspring VT Small Cap Growth Fund	$60,262	$81,262
Allspring VT Discovery SMID Cap Growth Fund	$795	$2,326
Allspring VT Opportunity Fund	$2,569	$1,824
MFS® Core Equity Portfolio	$661,646	$638,805
MFS® Massachusetts Investors Growth Stock Portfolio	$461,523	$417,040

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Hedged Allocation Portfolio	13,701	110,242	(96,541)
AB VPS International Value Portfolio	129,443	627,976	(498,533)
AB VPS Discovery Value Portfolio	13,461	29,409	(15,948)
Invesco V.I. Government Securities Fund	372,867	236,406	136,461
Invesco V.I. High Yield Fund	37,459	41,652	(4,193)
Invesco V.I. EQV International Equity Fund	1,334	7,088	(5,754)
Invesco V.I. Diversified Dividend Fund	15,134	185,744	(170,610)
Invesco V.I. Government Money Market Fund	1,780,507	2,579,301	(798,794)
AB VPS Relative Value Portfolio	74,340	139,611	(65,271)
American Funds Insurance Series® The Bond Fund of America®	28,357	51,235	(22,878)
American Funds Insurance Series® Global Growth Fund	12,951	55,662	(42,711)
American Funds Insurance Series® Growth Fund	92,701	460,477	(367,776)
American Funds Insurance Series® Growth-Income Fund	79,774	312,701	(232,927)
American Funds Insurance Series® International Fund	68,512	151,055	(82,543)
American Funds Insurance Series® Global Small Capitalization Fund	10,321	45,374	(35,053)
Allspring VT Discovery All Cap Growth Fund	801	1,956	(1,155)
Fidelity® VIP Equity-Income Portfolio	27,426	108,792	(81,366)
Fidelity® VIP Growth Portfolio	25,280	63,841	(38,561)
Fidelity® VIP Contrafund® Portfolio	61,707	388,845	(327,138)
Fidelity® VIP Mid Cap Portfolio	22,480	102,056	(79,576)
Fidelity® VIP Value Strategies Portfolio	3,448	20,752	(17,304)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	14,340	17,466	(3,126)
Franklin Income VIP Fund	25,211	25,674	(463)
Franklin Small-Mid Cap Growth VIP Fund	12,748	70,760	(58,012)
Franklin Small Cap Value VIP Fund	1,265	2,313	(1,048)
Franklin Strategic Income VIP Fund	42,335	92,069	(49,734)
Franklin Mutual Shares VIP Fund	31,223	108,235	(77,012)
Templeton Developing Markets VIP Fund	10,809	33,354	(22,545)
Templeton Growth VIP Fund	4,642	74,502	(69,860)
Franklin Mutual Global Discovery VIP Fund	—	32	(32)
Templeton Global Bond VIP Fund	7,131	12,336	(5,205)
Hartford Balanced HLS Fund	144,045	793,146	(649,101)
Hartford Total Return Bond HLS Fund	5,268,803	13,073,295	(7,804,492)
Hartford Capital Appreciation HLS Fund	37,322	151,485	(114,163)
Hartford Dividend and Growth HLS Fund	268,312	3,105,679	(2,837,367)
Hartford Disciplined Equity HLS Fund	773,181	3,723,269	(2,950,088)
Hartford International Opportunities HLS Fund	451,941	3,268,576	(2,816,635)
Hartford MidCap HLS Fund	49,691	125,004	(75,313)
Hartford Ultrashort Bond HLS Fund	3,679,502	7,588,098	(3,908,596)
Hartford Small Company HLS Fund	180,337	395,831	(215,494)
Hartford SmallCap Growth HLS Fund	120,696	322,974	(202,278)
Hartford Stock HLS Fund	139,887	389,551	(249,664)
Lord Abbett Series Fund - Fundamental Equity Portfolio	7,004	65,721	(58,717)
Lord Abbett Series Fund - Dividend Growth Portfolio	6,277	26,194	(19,917)
Lord Abbett Series Fund - Bond Debenture Portfolio	46,151	142,842	(96,691)
Lord Abbett Series Fund - Growth and Income Portfolio	30,210	248,806	(218,596)
MFS® Growth Series	10,722	26,773	(16,051)
MFS® Investors Trust Series	14,329	22,641	(8,312)
MFS® Total Return Series	34,668	127,804	(93,136)
MFS® Value Series	701	4,698	(3,997)
BlackRock S&P 500 Index V.I. Fund	68,544	201,089	(132,545)
Invesco V.I. Equity and Income Fund	41,273	42,040	(767)
Morgan Stanley VIF Emerging Markets Debt Portfolio	1,483	5,820	(4,337)
Morgan Stanley VIF Emerging Markets Equity Portfolio	10,535	73,663	(63,128)
Morgan Stanley VIF Growth Portfolio	45,753	429,564	(383,811)
Morgan Stanley VIF Discovery Portfolio	7,016	14,144	(7,128)
Invesco V.I. American Value Fund	44,682	129,179	(84,497)
Invesco V.I. Equally-Weighted S&P 500 Fund	16,692	104,638	(87,946)
Invesco V.I. Discovery Mid Cap Growth Fund	5,978	21,604	(15,626)
Invesco V.I. Discovery Large Cap Fund+	43,639	106,449	(62,810)
Invesco V.I. Global Fund	48,551	279,912	(231,361)
Invesco V.I. Main Street Fund®	5,992	21,356	(15,364)
Invesco V.I. Main Street Small Cap Fund®	48,394	101,654	(53,260)
Putnam VT Diversified Income Fund	24,147	107,895	(83,748)
Putnam VT Global Asset Allocation Fund	1,655	7,374	(5,719)
Putnam VT Large Cap Growth Fund	22,531	37,775	(15,244)
Putnam VT International Value Fund	53,405	153,735	(100,330)
Putnam VT International Equity Fund	47,643	202,803	(155,160)
Putnam VT Core Equity Fund	25,060	57,852	(32,792)
Putnam VT Sustainable Leaders Fund	9,310	33,260	(23,950)
Putnam VT Small Cap Value Fund	20,104	37,063	(16,959)
Putnam VT George Putnam Balanced Fund	7,759	17,671	(9,912)
Putnam VT Large Cap Value Fund	13,039	38,842	(25,803)
Invesco V.I. Growth and Income Fund	25,543	119,041	(93,498)
Invesco V.I. Comstock Fund	33,304	111,011	(77,707)
Invesco V.I. American Franchise Fund	684	3,164	(2,480)
Allspring VT Index Asset Allocation Fund	16	761	(745)
Allspring VT Small Cap Growth Fund	8,240	14,573	(6,333)
Allspring VT Discovery SMID Cap Growth Fund	—	20	(20)
Allspring VT Opportunity Fund	—	30	(30)
MFS® Core Equity Portfolio	9,706	22,414	(12,708)
MFS® Massachusetts Investors Growth Stock Portfolio	630	11,367	(10,737)
+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Hedged Allocation Portfolio	20,661	106,499	(85,838)
AB VPS International Value Portfolio	152,768	434,497	(281,729)
AB VPS Discovery Value Portfolio	7,954	49,639	(41,685)
Invesco V.I. Government Securities Fund	293,411	234,786	58,625
Invesco V.I. High Yield Fund	31,841	52,152	(20,311)
Invesco V.I. EQV International Equity Fund	505	2,865	(2,360)
Invesco V.I. Diversified Dividend Fund	28,047	198,947	(170,900)
Invesco V.I. Government Money Market Fund	2,695,930	2,778,775	(82,845)
AB VPS Relative Value Portfolio	50,120	223,659	(173,539)
American Funds Insurance Series® The Bond Fund of America®	22,080	23,458	(1,378)
American Funds Insurance Series® Global Growth Fund	14,804	82,567	(67,763)
American Funds Insurance Series® Growth Fund	95,549	447,001	(351,452)
American Funds Insurance Series® Growth-Income Fund	60,781	339,085	(278,304)
American Funds Insurance Series® International Fund	33,889	181,117	(147,228)
American Funds Insurance Series® Global Small Capitalization Fund	12,962	33,897	(20,935)
Allspring VT Discovery All Cap Growth Fund	512	3,518	(3,006)
Fidelity® VIP Equity-Income Portfolio	25,203	153,839	(128,636)
Fidelity® VIP Growth Portfolio	43,936	94,175	(50,239)
Fidelity® VIP Contrafund® Portfolio	87,016	545,774	(458,758)
Fidelity® VIP Mid Cap Portfolio	19,543	152,786	(133,243)
Fidelity® VIP Value Strategies Portfolio	8,405	47,171	(38,766)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	7,901	29,269	(21,368)
Franklin Income VIP Fund	1,311	13,747	(12,436)
Franklin Small-Mid Cap Growth VIP Fund	14,427	88,474	(74,047)
Franklin Small Cap Value VIP Fund	1,051	2,881	(1,830)
Franklin Strategic Income VIP Fund	80,694	119,551	(38,857)
Franklin Mutual Shares VIP Fund	28,512	121,929	(93,417)
Templeton Developing Markets VIP Fund	7,123	21,840	(14,717)
Templeton Growth VIP Fund	12,024	32,853	(20,829)
Franklin Mutual Global Discovery VIP Fund	341	3,969	(3,628)
Templeton Global Bond VIP Fund	2,785	2,391	394
Hartford Balanced HLS Fund	169,881	1,039,131	(869,250)
Hartford Total Return Bond HLS Fund	6,529,866	13,752,733	(7,222,867)
Hartford Capital Appreciation HLS Fund	11,535	196,763	(185,228)
Hartford Dividend and Growth HLS Fund	249,620	3,798,099	(3,548,479)
Hartford Disciplined Equity HLS Fund	483,671	4,967,106	(4,483,435)
Hartford International Opportunities HLS Fund	469,803	2,759,890	(2,290,087)
Hartford MidCap HLS Fund	44,565	109,391	(64,826)
Hartford Ultrashort Bond HLS Fund	3,747,307	7,931,660	(4,184,353)
Hartford Small Company HLS Fund	95,674	544,359	(448,685)
Hartford SmallCap Growth HLS Fund	53,527	372,079	(318,552)
Hartford Stock HLS Fund	26,241	200,602	(174,361)
Lord Abbett Series Fund - Fundamental Equity Portfolio	12,494	101,485	(88,991)
Lord Abbett Series Fund - Dividend Growth Portfolio	3,678	32,542	(28,864)
Lord Abbett Series Fund - Bond Debenture Portfolio	38,778	168,429	(129,651)
Lord Abbett Series Fund - Growth and Income Portfolio	48,136	361,586	(313,450)
MFS® Growth Series	16,668	40,598	(23,930)
MFS® Investors Trust Series	12,479	26,121	(13,642)
MFS® Total Return Series	55,093	185,944	(130,851)
MFS® Value Series	1,817	5,270	(3,453)
BlackRock S&P 500 Index V.I. Fund	177,574	359,873	(182,299)
Invesco V.I. Equity and Income Fund	14,624	203,537	(188,913)
Morgan Stanley VIF Emerging Markets Debt Portfolio	441	5,311	(4,870)
Morgan Stanley VIF Emerging Markets Equity Portfolio	19,073	99,614	(80,541)
Morgan Stanley VIF Growth Portfolio	45,295	272,921	(227,626)
Morgan Stanley VIF Discovery Portfolio	2,550	44,701	(42,151)
Invesco V.I. American Value Fund	32,703	73,855	(41,152)
Invesco V.I. Equally-Weighted S&P 500 Fund	29,845	121,155	(91,310)
Invesco V.I. Discovery Mid Cap Growth Fund	10,622	44,021	(33,399)
Invesco V.I. Capital Appreciation Fund	48,876	121,645	(72,769)
Invesco V.I. Global Fund	52,839	309,724	(256,885)
Invesco V.I. Main Street Fund®	3,312	16,573	(13,261)
Invesco V.I. Main Street Small Cap Fund®	36,476	138,244	(101,768)
Putnam VT Diversified Income Fund	23,577	64,783	(41,206)
Putnam VT Global Asset Allocation Fund	370	7,347	(6,977)
Putnam VT Large Cap Growth Fund	35,326	86,492	(51,166)
Putnam VT International Value Fund	51,609	167,125	(115,516)
Putnam VT International Equity Fund	47,618	143,214	(95,596)
Putnam VT Core Equity Fund	18,541	87,656	(69,115)
Putnam VT Sustainable Leaders Fund	12,670	51,413	(38,743)
Putnam VT Small Cap Value Fund	19,141	56,813	(37,672)
Putnam VT George Putnam Balanced Fund	27,278	15,940	11,338
Putnam VT Large Cap Value Fund	39,388	59,073	(19,685)
Invesco V.I. Growth and Income Fund	32,813	152,817	(120,004)
Invesco V.I. Comstock Fund	26,266	181,794	(155,528)
Invesco V.I. American Franchise Fund	5,989	8,018	(2,029)
Allspring VT Index Asset Allocation Fund	10	3,575	(3,565)
Allspring VT Small Cap Growth Fund	5,473	30,711	(25,238)
Allspring VT Discovery SMID Cap Growth Fund	—	182	(182)
Allspring VT Opportunity Fund	—	34	(34)
MFS® Core Equity Portfolio	14,088	25,229	(11,141)
MFS® Massachusetts Investors Growth Stock Portfolio	1,157	9,821	(8,664)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Hedged Allocation Portfolio
2025	416,346	$19.763469	to	$28.163670	$10,046,419	0.75%	to	2.45%	1.86%	to	1.90%	14.52%	to	16.49%
2024	512,887	$17.257293	to	$24.177880	$10,669,327	0.75%	to	2.45%	1.77%	to	1.78%	5.95%	to	7.77%
2023	598,725	$16.288071	to	$22.435505	$11,660,192	0.75%	to	2.45%	0.91%	to	0.92%	9.93%	to	11.82%
2022	666,392	$14.816305	to	$20.064446	$11,643,421	0.75%	to	2.45%	2.98%	to	3.06%	(21.13)%	to	(19.77)%
2021	725,756	$18.785026	to	$25.009654	$15,911,317	0.75%	to	2.45%	0.26%	to	0.27%	10.62%	to	12.52%
AB VPS International Value Portfolio
2025	1,919,565	$17.918618	to	$18.992713	$29,394,789	0.75%	to	2.65%	1.95%	to	2.22%	37.58%	to	40.22%
2024	2,418,098	$12.779014	to	$13.804623	$26,571,939	0.75%	to	2.65%	2.26%	to	2.35%	2.07%	to	4.03%
2023	2,699,827	$12.284363	to	$13.524767	$28,799,090	0.75%	to	2.65%	0.70%	to	0.71%	11.83%	to	13.97%
2022	3,275,773	$10.778252	to	$12.094043	$30,889,304	0.75%	to	2.65%	4.16%	to	4.17%	(16.05)%	to	(14.44)%
2021	3,292,141	$12.597182	to	$14.406340	$36,599,079	0.75%	to	2.65%	1.68%	to	1.73%	7.96%	to	10.03%
AB VPS Discovery Value Portfolio
2025	224,133	$41.693588	to	$42.592356	$8,133,649	0.75%	to	2.65%	0.42%	to	0.60%	(0.05)%	to	1.87%
2024	240,081	$40.928182	to	$42.612670	$8,626,736	0.75%	to	2.65%	0.63%	to	0.64%	6.85%	to	8.90%
2023	281,766	$37.583809	to	$39.880851	$9,379,458	0.75%	to	2.65%	0.75%	to	0.82%	13.81%	to	15.99%
2022	325,929	$32.402717	to	$35.042020	$9,412,772	0.75%	to	2.65%	0.83%	to	0.83%	(18.02)%	to	(16.45)%
2021	403,775	$38.781078	to	$42.745107	$13,909,280	0.75%	to	2.65%	0.55%	to	0.60%	32.06%	to	34.59%
Invesco V.I. Government Securities Fund
2025	935,060	$8.282460	to	$10.181097	$8,942,345	0.75%	to	2.85%	3.47%	to	3.94%	3.95%	to	6.57%
2024	798,599	$7.967747	to	$9.553609	$7,208,685	0.75%	to	2.85%	2.28%	to	2.58%	(1.38)%	to	0.96%
2023	739,974	$8.078920	to	$9.462822	$6,661,347	0.75%	to	2.85%	1.71%	to	5.16%	1.53%	to	3.84%
2022	485,176	$7.957505	to	$9.112942	$4,208,419	0.75%	to	2.85%	1.51%	to	2.10%	(13.09)%	to	(8.87)%
2021	510,305	$9.156184	to	$10.592198	$5,043,886	1.50%	to	2.85%	2.18%	to	2.39%	(5.18)%	to	(3.89)%
Invesco V.I. High Yield Fund
2025	274,508	$11.483213	to	$12.775014	$4,056,075	0.75%	to	2.85%	0.03%	to	7.04%	3.73%	to	5.93%
2024	278,701	$10.779168	to	$12.315914	$3,937,489	0.95%	to	2.85%	3.62%	to	5.56%	4.70%	to	6.71%
2023	299,012	$10.092045	to	$11.762747	$3,992,949	1.00%	to	2.85%	—%	to	0.78%	7.08%	to	9.08%
2022	303,364	$9.240400	to	$10.984969	$3,746,404	1.15%	to	2.85%	3.40%	to	4.70%	(12.10)%	to	(7.60)%
2021	337,517	$12.496733	to	$14.771739	$4,693,825	1.30%	to	2.85%	4.53%	to	4.78%	1.45%	to	3.03%
Invesco V.I. EQV International Equity Fund
2025	14,289	$17.270420	to	$18.219374	$256,873	1.00%	to	1.30%	1.02%	to	1.12%	14.73%	to	15.07%
2024	20,043	$15.053254	to	$15.832810	$314,240	1.00%	to	1.30%	1.52%	to	1.56%	(0.95)%	to	(0.65)%
2023	22,403	$15.197821	to	$15.936985	$354,057	1.00%	to	1.30%	—%	to	—%	16.35%	to	16.69%
2022	28,557	$13.062716	to	$13.657031	$387,273	1.00%	to	1.30%	1.44%	to	1.51%	(19.56)%	to	(19.32)%
2021	28,582	$16.238587	to	$16.926482	$480,897	1.00%	to	1.30%	1.07%	to	1.11%	4.24%	to	4.56%
Invesco V.I. Diversified Dividend Fund
2025	799,029	$26.800794	to	$34.973329	$26,871,281	1.30%	to	2.85%	1.43%	to	1.65%	12.21%	to	14.25%
2024	969,639	$23.884027	to	$30.610253	$28,645,099	1.30%	to	2.85%	1.70%	to	1.83%	9.79%	to	11.75%
2023	1,140,539	$21.754727	to	$27.390728	$30,222,676	1.30%	to	2.85%	1.74%	to	1.90%	5.71%	to	7.64%
2022	1,328,888	$20.578662	to	$25.447325	$32,790,621	1.30%	to	2.85%	1.57%	to	1.76%	(4.68)%	to	(2.95)%
2021	1,383,417	$21.589428	to	$26.220885	$35,237,139	1.30%	to	2.85%	1.98%	to	2.05%	15.26%	to	17.36%
Invesco V.I. Government Money Market Fund
2025	6,683,752	$9.001479	to	$11.050466	$67,307,636	0.75%	to	2.85%	3.69%	to	3.94%	0.85%	to	3.24%
2024	7,482,546	$8.926013	to	$10.703344	$73,638,182	0.75%	to	2.85%	4.60%	to	4.86%	1.78%	to	4.20%
2023	7,565,391	$8.769509	to	$10.271479	$71,888,389	0.75%	to	2.85%	4.38%	to	4.71%	1.67%	to	4.09%
2022	6,177,948	$8.625496	to	$9.868202	$57,199,318	0.75%	to	2.85%	1.19%	to	1.48%	(1.59)%	to	0.70%
2021	5,883,645	$8.764919	to	$9.799820	$54,846,488	0.75%	to	2.85%	0.01%	to	0.01%	(2.80)%	to	(0.74)%
AB VPS Relative Value Portfolio
2025	947,048	$16.213402	to	$18.461898	$16,485,323	0.75%	to	2.65%	0.91%	to	0.93%	7.32%	to	9.38%
2024	1,012,319	$15.107988	to	$16.879408	$16,244,813	0.75%	to	2.65%	1.27%	to	1.29%	9.82%	to	11.92%
2023	1,185,858	$13.757293	to	$15.081277	$17,145,887	0.75%	to	2.65%	1.13%	to	1.31%	8.80%	to	10.89%
2022	1,347,665	$12.644319	to	$13.600517	$17,717,264	0.75%	to	2.65%	1.06%	to	1.15%	(6.92)%	to	(5.13)%
2021	1,568,164	$13.584235	to	$14.336472	$21,925,414	0.75%	to	2.65%	0.63%	to	0.63%	24.50%	to	26.88%
American Funds Insurance Series® The Bond Fund of America®
2025	188,669	$10.453094	to	$10.720785	$2,007,147	1.00%	to	1.30%	3.95%	to	4.16%	5.60%	to	5.92%
2024	211,547	$9.898787	to	$10.121868	$2,128,498	1.00%	to	1.30%	3.95%	to	4.01%	(0.33)%	to	(0.03)%
2023	212,925	$9.931331	to	$10.124707	$2,145,159	1.00%	to	1.30%	3.32%	to	3.33%	3.37%	to	3.68%
2022	215,185	$9.607514	to	$9.765234	$2,092,867	1.00%	to	1.30%	2.60%	to	2.66%	(13.88)%	to	(13.62)%
2021	242,552	$11.155537	to	$11.304674	$2,733,386	1.00%	to	1.30%	1.15%	to	1.29%	(1.87)%	to	(1.58)%
American Funds Insurance Series® Global Growth Fund
2025	423,325	$23.020475	to	$51.800731	$20,405,617	1.00%	to	2.85%	1.20%	to	1.41%	18.21%	to	20.13%
2024	466,036	$19.162226	to	$43.820348	$18,687,281	1.00%	to	2.85%	1.38%	to	1.57%	10.49%	to	12.26%
2023	533,799	$17.069693	to	$39.660359	$18,943,911	1.00%	to	2.85%	0.68%	to	0.88%	19.16%	to	21.08%
2022	595,888	$14.098184	to	$33.283094	$17,212,532	1.00%	to	2.85%	0.43%	to	0.66%	(26.86)%	to	(25.67)%
2021	683,771	$18.966415	to	$45.504456	$26,651,539	1.00%	to	2.85%	0.22%	to	0.33%	13.15%	to	14.98%
American Funds Insurance Series® Growth Fund
2025	2,248,307	$35.954966	to	$93.554740	$159,226,806	1.00%	to	2.85%	0.13%	to	0.15%	16.86%	to	18.73%
2024	2,616,083	$30.282160	to	$80.060478	$156,564,190	1.00%	to	2.85%	0.17%	to	0.33%	27.93%	to	29.99%
2023	2,967,535	$23.295757	to	$62.581829	$137,077,389	1.00%	to	2.85%	0.17%	to	0.36%	34.60%	to	36.76%
2022	3,351,413	$17.033506	to	$46.496267	$114,515,182	1.00%	to	2.85%	0.10%	to	0.31%	(31.91)%	to	(30.81)%
2021	3,695,153	$24.618843	to	$68.286186	$183,472,535	1.00%	to	2.85%	0.06%	to	0.22%	18.56%	to	20.47%
American Funds Insurance Series® Growth-Income Fund
2025	1,803,031	$26.353160	to	$58.854471	$103,035,141	1.00%	to	2.85%	0.70%	to	0.89%	14.75%	to	16.60%
2024	2,035,958	$22.601509	to	$51.289347	$100,295,736	1.00%	to	2.85%	0.87%	to	1.11%	20.74%	to	22.69%
2023	2,314,262	$18.422119	to	$42.479747	$93,188,156	1.00%	to	2.85%	1.16%	to	1.31%	22.60%	to	24.57%
2022	2,596,108	$14.788099	to	$34.650125	$84,486,636	1.00%	to	2.85%	1.06%	to	1.26%	(18.84)%	to	(17.54)%
2021	2,852,517	$17.932740	to	$42.694898	$112,990,986	1.00%	to	2.85%	0.95%	to	1.12%	20.61%	to	22.57%
American Funds Insurance Series® International Fund
2025	939,223	$13.902456	to	$22.942023	$19,479,835	1.00%	to	2.85%	1.17%	to	1.34%	23.21%	to	25.15%
2024	1,021,766	$11.108729	to	$18.620774	$17,073,928	1.00%	to	2.85%	0.97%	to	1.19%	0.26%	to	1.91%
2023	1,168,994	$10.901003	to	$18.572411	$19,235,882	1.00%	to	2.85%	1.07%	to	1.26%	12.59%	to	14.41%
2022	1,329,923	$9.528196	to	$16.495693	$19,212,367	1.00%	to	2.85%	1.54%	to	1.69%	(23.02)%	to	(21.81)%
2021	1,422,130	$12.185706	to	$21.427362	$26,505,703	1.00%	to	2.85%	2.20%	to	2.45%	(4.26)%	to	(2.69)%
American Funds Insurance Series® Global Small Capitalization Fund
2025	217,559	$15.372557	to	$32.517903	$6,551,251	1.00%	to	2.85%	0.20%	to	0.36%	11.42%	to	13.19%
2024	252,612	$13.581087	to	$29.185676	$6,830,163	1.00%	to	2.85%	0.82%	to	1.06%	(0.54)%	to	1.10%
2023	273,547	$13.432974	to	$29.345395	$7,346,218	1.00%	to	2.85%	0.03%	to	0.26%	12.91%	to	14.63%
2022	298,231	$11.718135	to	$25.990328	$7,053,901	1.00%	to	2.85%	—%	to	—%	(31.54)%	to	(30.39)%
2021	314,866	$16.833983	to	$37.963283	$10,865,041	1.00%	to	2.85%	—%	to	—%	3.74%	to	5.37%
Allspring VT Discovery All Cap Growth Fund
2025	8,624	$50.375599	to	$63.511931	$518,493	1.15%	to	2.65%	—%	to	—%	12.25%	to	13.95%
2024	9,779	$44.876828	to	$55.736855	$517,120	1.15%	to	2.65%	—%	to	—%	17.84%	to	19.62%
2023	12,785	$38.083129	to	$46.595382	$566,614	1.15%	to	2.65%	—%	to	—%	29.69%	to	31.65%
2022	15,228	$29.364709	to	$35.394087	$514,887	1.15%	to	2.65%	—%	to	—%	(38.85)%	to	(37.92)%
2021	14,079	$48.017615	to	$57.013070	$768,704	1.15%	to	2.65%	—%	to	—%	11.97%	to	13.66%
Fidelity® VIP Equity-Income Portfolio
2025	693,003	$42.631652	to	$44.552383	$25,560,303	0.75%	to	2.65%	1.12%	to	1.62%	15.64%	to	17.86%
2024	774,369	$36.171571	to	$38.525746	$24,445,455	0.75%	to	2.65%	1.60%	to	1.63%	12.05%	to	14.20%
2023	903,005	$31.674495	to	$34.382983	$25,176,343	0.75%	to	2.65%	1.76%	to	1.77%	7.49%	to	9.55%
2022	1,002,125	$28.912311	to	$31.986452	$25,695,477	0.75%	to	2.65%	1.73%	to	1.79%	(7.72)%	to	(5.95)%
2021	1,146,222	$30.742567	to	$34.664189	$31,439,127	0.75%	to	2.65%	1.61%	to	1.66%	21.35%	to	23.67%
Fidelity® VIP Growth Portfolio
2025	337,788	$91.471311	to	$93.357052	$27,007,746	0.75%	to	2.65%	0.05%	to	0.05%	11.61%	to	13.75%
2024	376,349	$81.953138	to	$82.069723	$26,629,372	0.75%	to	2.65%	—%	to	—%	26.67%	to	29.10%
2023	426,588	$63.569172	to	$64.695630	$23,655,660	0.75%	to	2.65%	—%	to	—%	32.34%	to	34.87%
2022	446,320	$47.132170	to	$48.886270	$18,537,815	0.75%	to	2.65%	0.25%	to	0.31%	(26.62)%	to	(25.21)%
2021	529,568	$63.017825	to	$66.619281	$29,394,645	0.75%	to	2.65%	—%	to	—%	19.69%	to	21.99%
Fidelity® VIP Contrafund® Portfolio
2025	2,171,780	$72.107100	to	$81.439235	$153,028,975	0.75%	to	2.65%	—%	to	—%	18.03%	to	20.29%
2024	2,498,918	$61.093239	to	$67.702592	$147,319,777	0.75%	to	2.65%	0.03%	to	0.04%	29.96%	to	32.45%
2023	2,957,676	$47.008865	to	$51.114669	$132,712,474	0.75%	to	2.65%	0.26%	to	0.26%	29.64%	to	32.12%
2022	3,440,378	$36.261376	to	$38.687306	$117,636,444	0.75%	to	2.65%	0.24%	to	0.26%	(28.41)%	to	(27.04)%
2021	3,776,923	$50.654083	to	$53.023928	$177,917,158	0.75%	to	2.65%	0.03%	to	0.03%	24.18%	to	26.56%
Fidelity® VIP Mid Cap Portfolio
2025	672,642	$46.396410	to	$52.618237	$30,476,192	0.75%	to	2.65%	0.24%	to	0.25%	8.57%	to	10.66%
2024	752,218	$42.732671	to	$47.551515	$31,063,450	0.75%	to	2.65%	0.32%	to	0.33%	14.11%	to	16.30%
2023	885,461	$37.448097	to	$40.886884	$31,671,992	0.75%	to	2.65%	0.38%	to	0.39%	11.80%	to	13.94%
2022	973,445	$33.495370	to	$35.883166	$30,811,771	0.75%	to	2.65%	0.27%	to	0.28%	(17.19)%	to	(15.60)%
2021	1,100,045	$40.450461	to	$42.517207	$41,466,232	0.75%	to	2.65%	0.34%	to	0.37%	22.03%	to	24.37%
Fidelity® VIP Value Strategies Portfolio
2025	85,471	$31.965679	to	$45.085499	$3,463,617	0.75%	to	2.40%	0.73%	to	0.83%	5.15%	to	6.90%
2024	102,775	$30.400705	to	$42.176598	$3,899,816	0.75%	to	2.40%	0.79%	to	0.79%	6.57%	to	8.35%
2023	141,541	$28.525875	to	$38.927886	$4,901,392	0.75%	to	2.40%	0.86%	to	0.92%	17.75%	to	19.71%
2022	205,090	$24.226233	to	$32.519569	$5,888,265	0.75%	to	2.40%	0.81%	to	0.95%	(9.55)%	to	(8.04)%
2021	165,807	$35.363338	to	$48.607551	$5,304,272	0.75%	to	2.65%	—%	to	1.27%	29.86%	to	32.35%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2025	100,778	$56.289882	to	$77.170355	$5,071,599	0.75%	to	2.65%	0.40%	to	0.41%	15.39%	to	17.60%
2024	103,904	$47.864074	to	$66.876570	$4,554,027	0.75%	to	2.65%	0.05%	to	0.05%	21.92%	to	24.26%
2023	125,272	$38.519677	to	$54.852222	$4,437,903	0.75%	to	2.65%	0.11%	to	0.13%	25.36%	to	27.76%
2022	136,363	$30.149475	to	$43.755669	$3,799,595	0.75%	to	2.65%	0.06%	to	0.11%	(23.12)%	to	(21.64)%
2021	161,038	$38.476007	to	$56.912837	$5,692,467	0.75%	to	2.65%	0.06%	to	0.12%	21.02%	to	23.34%
Franklin Income VIP Fund
2025	38,477	$22.581717	to	$23.822944	$911,870	1.00%	to	1.30%	4.21%	to	4.76%	10.98%	to	11.31%
2024	38,940	$20.347490	to	$21.401635	$815,566	1.00%	to	1.30%	4.74%	to	5.32%	5.69%	to	6.01%
2023	51,376	$19.251204	to	$20.187913	$1,016,902	1.00%	to	1.30%	4.90%	to	5.10%	7.14%	to	7.47%
2022	56,420	$17.967441	to	$18.785252	$1,042,038	1.00%	to	1.30%	4.61%	to	4.74%	(6.81)%	to	(6.53)%
2021	64,731	$19.281159	to	$20.098329	$1,281,982	1.00%	to	1.30%	4.42%	to	4.45%	15.08%	to	15.43%
Franklin Small-Mid Cap Growth VIP Fund
2025	364,797	$4.251326	to	$44.401405	$10,853,995	1.30%	to	2.85%	—%	to	—%	(0.36)%	to	1.19%
2024	422,809	$4.201248	to	$44.563626	$12,356,098	1.30%	to	2.85%	—%	to	—%	7.92%	to	9.60%
2023	496,856	$3.833178	to	$41.294567	$13,353,930	1.30%	to	2.85%	—%	to	—%	23.18%	to	25.10%
2022	541,283	$3.064066	to	$33.524031	$11,704,426	1.30%	to	2.85%	—%	to	—%	(35.56)%	to	(34.55)%
2021	572,617	$4.681498	to	$52.022538	$19,078,783	1.30%	to	2.85%	—%	to	—%	6.92%	to	8.59%
Franklin Small Cap Value VIP Fund
2025	9,979	$33.750573	to	$35.606086	$353,135	1.00%	to	1.30%	0.99%	to	1.02%	6.10%	to	6.42%
2024	11,027	$31.810118	to	$33.458464	$367,002	1.00%	to	1.30%	0.71%	to	0.82%	10.16%	to	10.49%
2023	12,857	$28.875989	to	$30.281326	$386,866	1.00%	to	1.30%	0.44%	to	0.45%	11.22%	to	11.55%
2022	14,933	$25.963306	to	$27.145328	$403,241	1.00%	to	1.30%	0.91%	to	0.93%	(11.27)%	to	(11.00)%
2021	17,195	$29.261561	to	$30.501997	$522,285	1.00%	to	1.30%	0.87%	to	0.88%	23.56%	to	23.93%
Franklin Strategic Income VIP Fund
2025	736,660	$2.432261	to	$14.935349	$14,840,012	1.30%	to	2.85%	4.88%	to	4.89%	4.40%	to	6.04%
2024	786,394	$2.293814	to	$14.305252	$15,066,767	1.30%	to	2.85%	4.41%	to	4.52%	1.39%	to	2.98%
2023	825,251	$2.227529	to	$14.108825	$15,506,739	1.30%	to	2.85%	4.69%	to	4.98%	5.32%	to	6.97%
2022	886,431	$2.082403	to	$13.395686	$15,704,952	1.30%	to	2.85%	4.39%	to	4.47%	(12.97)%	to	(11.61)%
2021	989,831	$2.356008	to	$15.392745	$20,150,882	1.30%	to	2.85%	3.41%	to	3.43%	(0.59)%	to	0.96%
Franklin Mutual Shares VIP Fund
2025	692,411	$23.899788	to	$27.204528	$21,561,527	1.00%	to	2.85%	1.78%	to	1.82%	8.39%	to	10.34%
2024	769,423	$21.659702	to	$25.099542	$21,923,654	1.00%	to	2.85%	1.88%	to	1.98%	8.15%	to	10.05%
2023	862,840	$19.681118	to	$23.209108	$22,454,483	1.00%	to	2.85%	1.74%	to	1.80%	10.28%	to	12.18%
2022	944,972	$17.543583	to	$21.046236	$22,108,022	1.00%	to	2.85%	1.70%	to	1.90%	(10.03)%	to	(8.39)%
2021	1,074,695	$19.150370	to	$23.393774	$27,495,915	1.00%	to	2.85%	2.70%	to	2.80%	15.82%	to	17.88%
Templeton Developing Markets VIP Fund
2025	102,363	$5.071366	to	$25.359620	$3,407,456	1.30%	to	2.85%	0.75%	to	0.75%	42.53%	to	44.75%
2024	124,908	$3.503468	to	$17.792428	$2,858,137	1.30%	to	2.85%	4.09%	to	4.09%	4.95%	to	6.59%
2023	139,625	$3.286986	to	$16.953750	$3,066,017	1.30%	to	2.85%	2.30%	to	2.30%	9.60%	to	11.32%
2022	162,277	$2.952835	to	$15.468099	$3,235,081	1.30%	to	2.85%	2.91%	to	3.38%	(23.91)%	to	(22.71)%
2021	170,439	$3.820693	to	$20.327621	$4,445,288	1.30%	to	2.85%	1.08%	to	1.08%	(8.17)%	to	(6.73)%
Templeton Growth VIP Fund
2025	192,088	$19.663151	to	$24.361809	$4,482,413	1.00%	to	2.85%	0.71%	to	0.87%	20.35%	to	22.48%
2024	261,948	$16.054577	to	$20.242414	$4,280,491	1.00%	to	2.85%	0.86%	to	0.94%	2.44%	to	4.30%
2023	282,777	$15.393042	to	$19.759961	$4,512,516	1.00%	to	2.85%	3.10%	to	3.32%	17.61%	to	19.59%
2022	281,340	$12.871631	to	$16.801090	$4,360,790	1.00%	to	2.85%	0.10%	to	0.16%	(13.99)%	to	(12.50)%
2021	317,882	$14.710195	to	$19.534551	$5,602,564	1.00%	to	2.85%	0.96%	to	1.06%	1.92%	to	3.80%
Franklin Mutual Global Discovery VIP Fund
2025	559	$26.682190	to	$28.148856	$15,706	1.00%	to	1.30%	1.71%	to	1.71%	21.66%	to	22.03%
2024	591	$21.931190	to	$23.067439	$13,607	1.00%	to	1.30%	0.32%	to	1.57%	3.23%	to	3.54%
2023	4,219	$21.244054	to	$22.277771	$93,963	1.00%	to	1.30%	2.23%	to	2.30%	18.58%	to	18.94%
2022	4,726	$17.915080	to	$18.730573	$88,503	1.00%	to	1.30%	0.01%	to	1.16%	(6.08)%	to	(5.80)%
2021	16,699	$19.075311	to	$19.883813	$323,578	1.00%	to	1.30%	2.48%	to	2.53%	17.44%	to	17.80%
Templeton Global Bond VIP Fund
2025	19,472	$11.814535	to	$12.464016	$239,180	1.00%	to	1.30%	—%	to	—%	14.07%	to	14.41%
2024	24,677	$10.357157	to	$10.893805	$265,296	1.00%	to	1.30%	—%	to	—%	(12.57)%	to	(12.31)%
2023	24,283	$11.846118	to	$12.422552	$298,083	1.00%	to	1.30%	—%	to	—%	1.49%	to	1.80%
2022	34,144	$11.672122	to	$12.203414	$409,230	1.00%	to	1.30%	—%	to	—%	(6.35)%	to	(6.07)%
2021	38,519	$12.463909	to	$12.992177	$492,306	1.00%	to	1.30%	—%	to	—%	(6.24)%	to	(5.96)%
Hartford Balanced HLS Fund
2025	4,761,066	$4.016923	to	$34.318335	$21,305,701	0.75%	to	2.70%	1.93%	to	1.93%	9.15%	to	11.30%
2024	5,410,167	$3.609168	to	$31.441524	$23,137,212	0.75%	to	2.70%	1.72%	to	1.94%	8.25%	to	10.38%
2023	6,279,417	$3.269672	to	$29.044820	$24,344,253	0.75%	to	2.70%	1.82%	to	1.86%	11.72%	to	13.92%
2022	7,007,470	$2.870135	to	$25.997550	$24,080,372	0.75%	to	2.70%	1.77%	to	1.77%	(15.73)%	to	(14.07)%
2021	7,881,317	$3.340183	to	$30.851727	$31,368,926	0.75%	to	2.70%	0.95%	to	0.99%	16.46%	to	18.75%
Hartford Total Return Bond HLS Fund
2025	68,194,439	$2.495206	to	$12.667620	$213,543,878	0.75%	to	2.65%	5.34%	to	5.56%	4.49%	to	6.49%
2024	75,998,931	$2.343042	to	$12.123284	$224,589,041	0.75%	to	2.65%	3.56%	to	3.63%	(0.35)%	to	1.56%
2023	83,221,798	$2.307021	to	$12.165947	$243,077,458	0.75%	to	2.65%	3.41%	to	3.46%	4.17%	to	6.17%
2022	90,510,752	$2.172954	to	$11.678799	$250,847,323	0.75%	to	2.65%	2.82%	to	2.95%	(16.46)%	to	(14.85)%
2021	104,996,923	$2.552039	to	$13.888442	$345,020,344	0.75%	to	2.70%	0.75%	to	2.44%	(3.58)%	to	(1.69)%
Hartford Capital Appreciation HLS Fund
2025	888,094	$53.927601	to	$55.062201	$40,890,806	0.75%	to	2.65%	0.64%	to	0.67%	10.75%	to	12.87%
2024	1,002,257	$47.776949	to	$49.717232	$41,294,507	0.75%	to	2.65%	0.72%	to	0.73%	18.02%	to	20.29%
2023	1,187,485	$39.719430	to	$42.124991	$41,064,089	0.75%	to	2.65%	0.81%	to	0.86%	16.86%	to	19.10%
2022	1,364,232	$33.348664	to	$36.046325	$39,989,581	0.75%	to	2.65%	0.93%	to	0.93%	(17.52)%	to	(15.93)%
2021	1,543,352	$39.668677	to	$43.701215	$54,276,198	0.75%	to	2.65%	0.46%	to	0.47%	11.76%	to	13.90%
Hartford Dividend and Growth HLS Fund
2025	18,645,246	$8.161626	to	$51.103927	$167,923,036	0.75%	to	2.65%	1.56%	to	1.59%	14.42%	to	16.61%
2024	21,482,613	$6.999121	to	$44.664843	$166,624,618	0.75%	to	2.65%	1.86%	to	2.11%	9.72%	to	11.83%
2023	25,031,092	$6.258917	to	$40.707201	$173,117,399	0.75%	to	2.65%	1.53%	to	1.57%	11.19%	to	13.32%
2022	28,591,391	$5.523075	to	$36.610157	$175,024,483	0.75%	to	2.65%	1.67%	to	1.99%	(11.32)%	to	(9.62)%
2021	33,064,692	$6.110626	to	$41.282540	$224,174,627	0.75%	to	2.65%	1.24%	to	1.27%	28.55%	to	31.01%
Hartford Disciplined Equity HLS Fund
2025	19,269,160	$7.132098	to	$67.517558	$158,221,209	0.75%	to	2.65%	0.37%	to	0.39%	11.33%	to	13.47%
2024	22,219,248	$6.285568	to	$60.644179	$162,465,021	0.75%	to	2.65%	0.59%	to	0.63%	22.09%	to	24.43%
2023	26,702,683	$5.051377	to	$49.670934	$157,405,054	0.75%	to	2.65%	0.81%	to	0.81%	18.08%	to	20.34%
2022	30,487,026	$4.197602	to	$42.066752	$149,691,366	0.75%	to	2.65%	0.96%	to	1.01%	(21.08)%	to	(19.56)%
2021	34,038,401	$5.218570	to	$53.303179	$210,081,292	0.75%	to	2.65%	0.54%	to	0.56%	22.24%	to	24.58%
Hartford International Opportunities HLS Fund
2025	12,402,408	$3.666658	to	$28.031417	$50,404,261	0.75%	to	2.65%	1.64%	to	1.72%	27.00%	to	29.43%
2024	15,219,043	$2.832820	to	$22.071765	$48,001,622	0.75%	to	2.65%	1.49%	to	1.55%	5.56%	to	7.59%
2023	17,509,130	$2.633044	to	$20.908619	$51,744,274	0.75%	to	2.65%	1.16%	to	1.19%	8.79%	to	10.88%
2022	19,635,420	$2.374658	to	$19.218494	$52,618,775	0.75%	to	2.65%	1.65%	to	1.80%	(20.29)%	to	(18.76)%
2021	21,370,654	$2.922935	to	$24.110339	$70,713,710	0.75%	to	2.65%	0.99%	to	1.02%	5.00%	to	7.01%
Hartford MidCap HLS Fund
2025	556,914	$10.570627	to	$11.709797	$6,230,429	0.75%	to	2.65%	—%	to	—%	(2.98)%	to	(1.12)%
2024	632,227	$10.895714	to	$11.842793	$7,205,144	0.75%	to	2.65%	—%	to	—%	3.50%	to	5.48%
2023	697,053	$10.527675	to	$11.227349	$7,587,330	0.75%	to	2.65%	0.04%	to	0.04%	11.87%	to	14.02%
2022	781,736	$9.410569	to	$9.847167	$7,536,681	0.75%	to	2.65%	0.88%	to	0.92%	(26.29)%	to	(24.87)%
2021	808,398	$12.757386	to	$13.106566	$10,467,821	0.75%	to	2.70%	—%	to	—%	6.98%	to	9.09%
Hartford Ultrashort Bond HLS Fund
2025	36,022,147	$1.347189	to	$7.940338	$49,575,659	0.75%	to	2.65%	4.58%	to	5.26%	1.77%	to	3.72%
2024	39,930,743	$1.298816	to	$7.802039	$53,156,861	0.75%	to	2.65%	4.21%	to	4.34%	2.45%	to	4.42%
2023	44,115,096	$1.243883	to	$7.615314	$56,690,425	0.75%	to	2.65%	1.31%	to	1.31%	2.43%	to	4.40%
2022	49,953,431	$1.191494	to	$7.434425	$61,308,285	0.75%	to	2.65%	0.22%	to	0.30%	(2.78)%	to	(0.91)%
2021	60,117,552	$1.202495	to	$7.597367	$75,731,213	0.75%	to	2.70%	0.69%	to	0.74%	(2.85)%	to	(0.94)%
Hartford Small Company HLS Fund
2025	2,177,064	$6.578196	to	$46.209084	$15,733,036	0.75%	to	2.65%	0.44%	to	0.47%	10.01%	to	12.12%
2024	2,392,558	$5.867232	to	$42.005051	$15,639,484	0.75%	to	2.65%	—%	to	—%	9.07%	to	11.17%
2023	2,841,243	$5.277903	to	$38.510485	$16,813,455	0.75%	to	2.65%	—%	to	—%	13.69%	to	15.87%
2022	3,265,985	$4.555081	to	$33.873583	$16,761,274	0.75%	to	2.65%	—%	to	—%	(32.75)%	to	(31.45)%
2021	3,253,907	$6.645218	to	$50.367119	$24,494,887	0.75%	to	2.65%	—%	to	—%	(1.10)%	to	0.80%
Hartford SmallCap Growth HLS Fund
2025	1,721,961	$5.959677	to	$52.267116	$10,559,961	0.75%	to	2.65%	2.83%	to	2.94%	4.04%	to	6.04%
2024	1,924,239	$5.620407	to	$50.236952	$11,148,404	0.75%	to	2.65%	0.30%	to	0.31%	10.17%	to	12.28%
2023	2,242,791	$5.005793	to	$45.601391	$11,661,801	0.75%	to	2.65%	—%	to	—%	15.33%	to	17.54%
2022	2,523,666	$4.258789	to	$39.540148	$11,105,748	0.75%	to	2.65%	—%	to	—%	(30.33)%	to	(28.99)%
2021	2,688,552	$5.997735	to	$56.755923	$16,618,390	0.75%	to	2.65%	—%	to	—%	1.30%	to	3.24%
Hartford Stock HLS Fund
2025	1,707,851	$4.495272	to	$51.877334	$9,516,827	0.75%	to	2.65%	0.96%	to	0.99%	5.14%	to	7.16%
2024	1,957,515	$4.194929	to	$49.339385	$10,222,996	0.75%	to	2.65%	1.32%	to	1.37%	5.90%	to	7.93%
2023	2,131,876	$3.886647	to	$46.590419	$10,544,175	0.75%	to	2.65%	1.17%	to	1.34%	4.90%	to	6.91%
2022	2,595,222	$3.635356	to	$44.413857	$11,762,997	0.75%	to	2.65%	2.01%	to	2.36%	(7.62)%	to	(5.85)%
2021	2,506,573	$3.861095	to	$48.077266	$12,646,730	0.75%	to	2.65%	0.44%	to	1.23%	21.71%	to	24.05%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2025	377,398	$37.342665	to	$44.941215	$15,059,793	0.75%	to	2.65%	0.19%	to	0.41%	11.30%	to	13.44%
2024	436,115	$33.550578	to	$39.617694	$15,425,552	0.75%	to	2.65%	0.70%	to	0.72%	13.60%	to	15.78%
2023	525,106	$29.533817	to	$34.218665	$16,136,617	0.75%	to	2.65%	0.57%	to	0.60%	11.64%	to	13.78%
2022	616,670	$26.454814	to	$30.074871	$16,735,886	0.75%	to	2.65%	1.04%	to	1.06%	(14.29)%	to	(12.64)%
2021	722,884	$30.864038	to	$34.426590	$22,594,082	0.75%	to	2.65%	0.78%	to	0.88%	23.99%	to	26.36%
Lord Abbett Series Fund - Dividend Growth Portfolio
2025	170,755	$41.650760	to	$58.735704	$9,031,829	0.75%	to	2.40%	0.58%	to	0.60%	13.23%	to	15.11%
2024	190,672	$36.784095	to	$51.023998	$8,804,114	0.75%	to	2.40%	0.55%	to	0.57%	19.25%	to	21.23%
2023	219,536	$30.847303	to	$42.089333	$8,402,143	0.75%	to	2.40%	0.79%	to	0.82%	13.57%	to	15.46%
2022	262,055	$27.161341	to	$36.454063	$8,740,660	0.75%	to	2.40%	0.85%	to	0.86%	(15.60)%	to	(14.20)%
2021	299,138	$32.182358	to	$42.485423	$11,675,511	0.75%	to	2.40%	0.69%	to	0.73%	22.64%	to	24.68%
Lord Abbett Series Fund - Bond Debenture Portfolio
2025	882,774	$20.907102	to	$25.783170	$19,894,469	0.75%	to	2.65%	4.80%	to	5.78%	5.49%	to	7.52%
2024	979,465	$19.818248	to	$23.980466	$20,646,614	0.75%	to	2.65%	5.52%	to	5.62%	3.93%	to	5.92%
2023	1,109,116	$19.069070	to	$22.639803	$22,196,556	0.75%	to	2.65%	4.96%	to	5.09%	3.77%	to	5.76%
2022	1,239,600	$18.376929	to	$21.407522	$23,591,192	0.75%	to	2.65%	3.31%	to	4.43%	(15.08)%	to	(13.45)%
2021	1,403,383	$21.641087	to	$24.735288	$30,905,893	0.75%	to	2.65%	2.85%	to	3.94%	0.58%	to	2.51%
Lord Abbett Series Fund - Growth and Income Portfolio
2025	1,345,492	$39.506746	to	$40.873422	$48,517,196	0.75%	to	2.65%	0.55%	to	0.56%	14.22%	to	16.41%
2024	1,564,088	$34.588262	to	$35.111462	$48,631,606	0.75%	to	2.65%	0.79%	to	0.85%	17.45%	to	19.70%
2023	1,877,538	$29.332036	to	$29.448694	$49,052,797	0.75%	to	2.65%	0.91%	to	0.91%	10.23%	to	12.34%
2022	2,120,198	$26.109662	to	$26.715928	$49,591,893	0.75%	to	2.65%	0.92%	to	1.24%	(11.81)%	to	(10.12)%
2021	2,527,347	$29.048295	to	$30.293262	$66,175,810	0.75%	to	2.65%	0.84%	to	1.01%	25.65%	to	28.06%
MFS® Growth Series
2025	122,000	$8.573386	to	$78.953561	$5,433,149	1.30%	to	2.85%	—%	to	—%	9.04%	to	10.75%
2024	138,051	$7.741419	to	$72.404817	$5,707,405	1.30%	to	2.85%	—%	to	—%	27.77%	to	29.77%
2023	161,981	$5.965556	to	$56.666395	$5,004,500	1.30%	to	2.85%	—%	to	—%	32.05%	to	34.11%
2022	168,018	$4.448239	to	$42.912754	$3,931,578	1.30%	to	2.85%	—%	to	—%	(33.56)%	to	(32.52)%
2021	186,743	$6.591909	to	$64.588578	$6,547,440	1.30%	to	2.85%	—%	to	—%	20.06%	to	21.94%
MFS® Investors Trust Series
2025	123,850	$5.521918	to	$49.298663	$4,960,716	1.30%	to	2.85%	0.85%	to	1.60%	10.38%	to	12.10%
2024	132,162	$4.925727	to	$44.662419	$4,753,279	1.30%	to	2.85%	0.67%	to	0.69%	16.17%	to	17.98%
2023	145,804	$4.175054	to	$38.447047	$4,469,174	1.30%	to	2.85%	0.72%	to	0.81%	15.64%	to	17.44%
2022	161,214	$3.554964	to	$33.247846	$4,229,997	1.30%	to	2.85%	0.38%	to	0.67%	(18.84)%	to	(17.57)%
2021	176,642	$4.312657	to	$40.965050	$5,663,828	1.30%	to	2.85%	0.62%	to	0.62%	23.25%	to	25.18%
MFS® Total Return Series
2025	1,080,071	$25.013605	to	$25.708275	$33,206,289	1.00%	to	2.85%	2.03%	to	2.48%	8.04%	to	9.81%
2024	1,173,207	$23.151884	to	$23.411211	$32,985,709	1.00%	to	2.85%	2.31%	to	2.46%	4.72%	to	6.39%
2023	1,304,058	$22.004809	to	$22.107438	$34,583,253	1.00%	to	2.85%	1.86%	to	1.95%	7.34%	to	9.12%
2022	1,417,218	$20.165572	to	$20.595658	$34,594,256	1.00%	to	2.85%	1.49%	to	1.72%	(12.13)%	to	(10.74)%
2021	1,585,634	$22.591204	to	$23.437536	$43,442,831	1.00%	to	2.85%	1.60%	to	1.76%	10.91%	to	12.70%
MFS® Value Series
2025	18,340	$34.446002	to	$36.338730	$658,815	1.00%	to	1.30%	1.31%	to	1.32%	11.31%	to	11.64%
2024	22,337	$30.945945	to	$32.548613	$719,901	1.00%	to	1.30%	1.37%	to	1.47%	9.92%	to	10.25%
2023	25,790	$28.154132	to	$29.523514	$753,552	1.00%	to	1.30%	1.40%	to	1.41%	6.24%	to	6.56%
2022	30,381	$26.499655	to	$27.705352	$834,433	1.00%	to	1.30%	0.68%	to	1.16%	(7.36)%	to	(7.08)%
2021	43,411	$28.603764	to	$29.815545	$1,274,491	1.00%	to	1.30%	1.11%	to	1.16%	23.54%	to	23.91%

BlackRock S&P 500 Index V.I. Fund
2025	795,600	$22.078410	to	$25.760997	$19,130,239	0.75%	to	2.70%	1.18%	to	1.26%	14.59%	to	16.84%
2024	928,145	$19.267569	to	$22.047547	$19,215,886	0.75%	to	2.70%	1.29%	to	1.31%	21.51%	to	23.90%
2023	1,110,444	$15.856676	to	$17.794309	$18,819,605	0.75%	to	2.70%	1.39%	to	1.48%	22.86%	to	25.28%
2022	1,145,936	$12.906224	to	$14.203887	$15,610,912	0.75%	to	2.70%	1.48%	to	1.60%	(20.41)%	to	(18.84)%
2021	1,237,640	$16.216069	to	$17.501407	$20,928,108	0.75%	to	2.70%	1.14%	to	1.22%	25.11%	to	27.58%
Invesco V.I. Equity and Income Fund
2025	338,694	$28.172913	to	$29.619809	$10,510,798	1.30%	to	2.85%	2.14%	to	2.67%	9.36%	to	11.35%
2024	339,461	$25.301514	to	$27.085670	$9,568,811	1.30%	to	2.85%	1.61%	to	1.77%	8.76%	to	10.67%
2023	528,374	$22.861556	to	$24.902977	$13,316,638	1.30%	to	2.85%	1.51%	to	2.01%	7.14%	to	9.13%
2022	610,938	$20.949259	to	$23.242905	$14,259,262	1.30%	to	2.85%	1.43%	to	1.70%	(10.31)%	to	(8.71)%
2021	662,621	$22.946864	to	$25.914112	$16,970,547	1.30%	to	2.85%	1.65%	to	1.74%	15.03%	to	17.12%
Morgan Stanley VIF Emerging Markets Debt Portfolio
2025	47,950	$3.128188	to	$17.089096	$1,270,229	1.30%	to	2.85%	14.21%	to	14.26%	12.09%	to	13.84%
2024	52,287	$2.747868	to	$15.245877	$1,242,521	1.30%	to	2.85%	10.17%	to	10.25%	8.11%	to	9.79%
2023	57,157	$2.502761	to	$14.102745	$1,254,190	1.30%	to	2.85%	8.60%	to	9.68%	8.70%	to	10.39%
2022	73,066	$2.267115	to	$12.974359	$1,483,061	1.30%	to	2.85%	6.84%	to	7.51%	(21.02)%	to	(19.79)%
2021	83,260	$2.826377	to	$16.427782	$2,153,768	1.30%	to	2.85%	4.42%	to	5.07%	(4.78)%	to	(3.29)%
Morgan Stanley VIF Emerging Markets Equity Portfolio
2025	366,324	$22.226888	to	$29.188391	$9,344,343	0.75%	to	2.85%	0.36%	to	0.41%	29.23%	to	31.90%
2024	429,452	$17.199640	to	$22.128688	$8,365,108	0.75%	to	2.85%	1.30%	to	1.36%	4.79%	to	6.91%
2023	509,993	$16.413715	to	$20.697657	$9,302,542	0.75%	to	2.85%	1.53%	to	1.62%	8.83%	to	11.13%
2022	553,718	$15.082118	to	$18.625066	$9,219,948	0.75%	to	2.85%	0.37%	to	0.42%	(27.19)%	to	(25.69)%
2021	611,754	$20.714426	to	$25.064486	$13,906,834	0.75%	to	2.85%	0.79%	to	0.83%	0.09%	to	2.18%
Morgan Stanley VIF Growth Portfolio
2025	1,257,740	$54.906180	to	$68.765263	$82,939,209	1.30%	to	2.85%	—%	to	—%	31.58%	to	33.97%
2024	1,641,551	$41.727802	to	$51.329987	$81,253,271	1.30%	to	2.85%	—%	to	—%	42.10%	to	44.70%
2023	1,869,177	$29.365454	to	$35.473001	$64,149,846	1.30%	to	2.85%	—%	to	—%	44.15%	to	46.75%
2022	2,115,720	$20.370945	to	$24.173091	$49,675,229	1.30%	to	2.85%	—%	to	—%	(61.29)%	to	(60.59)%
2021	2,287,388	$52.621816	to	$61.330363	$136,902,910	1.30%	to	2.85%	—%	to	—%	(2.95)%	to	(1.19)%
Morgan Stanley VIF Discovery Portfolio
2025	109,968	$67.263794	to	$74.312761	$7,246,024	0.75%	to	2.65%	0.39%	to	0.40%	9.50%	to	11.60%
2024	117,096	$61.428636	to	$66.589571	$6,976,508	0.75%	to	2.65%	—%	to	—%	38.03%	to	40.67%
2023	159,247	$44.504568	to	$47.337054	$6,779,378	0.75%	to	2.65%	—%	to	—%	40.36%	to	43.05%
2022	171,372	$31.706780	to	$33.090703	$5,120,510	0.75%	to	2.65%	—%	to	—%	(63.94)%	to	(63.25)%
2021	180,530	$87.931002	to	$90.031761	$14,782,064	0.75%	to	2.65%	—%	to	—%	(13.52)%	to	(11.86)%

Invesco V.I. American Value Fund
2025	335,026	$55.982247	to	$59.735580	$20,683,535	0.75%	to	2.85%	0.21%	to	0.46%	17.60%	to	19.85%
2024	419,523	$47.602969	to	$49.840156	$22,531,622	0.75%	to	2.85%	0.75%	to	1.02%	26.75%	to	29.13%
2023	460,675	$37.556159	to	$38.598207	$19,121,718	0.75%	to	2.85%	0.36%	to	0.65%	12.35%	to	14.43%
2022	525,880	$33.426587	to	$33.730989	$19,094,793	0.75%	to	2.85%	0.46%	to	0.76%	(5.35)%	to	(3.59)%
2021	583,643	$34.986734	to	$35.315751	$22,082,429	0.75%	to	2.85%	0.21%	to	0.45%	24.36%	to	26.67%
Invesco V.I. Equally-Weighted S&P 500 Fund
2025	556,730	$6.478372	to	$55.592203	$35,726,050	1.30%	to	2.85%	1.61%	to	2.33%	7.73%	to	9.67%
2024	644,676	$5.906884	to	$51.603256	$39,131,940	1.30%	to	2.85%	1.41%	to	1.46%	9.31%	to	11.25%
2023	735,986	$5.309587	to	$47.209957	$39,405,111	1.30%	to	2.85%	1.16%	to	1.23%	10.24%	to	12.24%
2022	847,854	$4.730371	to	$42.823308	$39,026,163	1.30%	to	2.85%	0.74%	to	0.89%	(14.53)%	to	(12.95)%
2021	959,160	$5.433875	to	$50.104678	$49,368,390	1.30%	to	2.85%	1.04%	to	1.12%	25.27%	to	27.51%
Invesco V.I. Discovery Mid Cap Growth Fund
2025	101,695	$14.707773	to	$45.503114	$3,750,793	0.75%	to	2.85%	—%	to	—%	1.60%	to	3.75%
2024	117,321	$14.476768	to	$43.857599	$4,261,562	0.75%	to	2.85%	—%	to	—%	20.44%	to	23.00%
2023	150,720	$12.019661	to	$35.657635	$4,409,523	0.75%	to	2.85%	—%	to	—%	9.68%	to	12.01%
2022	153,960	$10.958706	to	$31.835071	$4,241,722	0.75%	to	2.85%	—%	to	—%	(33.07)%	to	(31.65)%
2021	186,371	$16.373274	to	$46.573883	$7,478,557	0.75%	to	2.85%	—%	to	—%	15.46%	to	17.91%
Invesco V.I. Discovery Large Cap Fund+
2025	377,023	$60.946291	to	$65.552055	$19,846,830	0.75%	to	2.65%	—%	to	—%	9.59%	to	11.69%
2024	439,833	$54.566350	to	$59.815833	$20,895,404	0.75%	to	2.65%	—%	to	—%	30.33%	to	32.83%
2023	512,602	$41.080661	to	$45.895639	$18,547,614	0.75%	to	2.65%	—%	to	—%	31.50%	to	34.02%
2022	577,208	$30.652739	to	$34.901591	$15,673,786	0.75%	to	2.65%	—%	to	—%	(32.77)%	to	(31.48)%
2021	615,275	$44.735153	to	$51.915077	$24,496,589	0.75%	to	2.65%	—%	to	—%	19.09%	to	21.37%
Invesco V.I. Global Fund
2025	1,409,495	$45.036258	to	$48.922408	$60,322,735	0.75%	to	2.65%	—%	to	—%	12.01%	to	14.15%
2024	1,640,856	$40.209092	to	$42.856630	$61,791,159	0.75%	to	2.65%	—%	to	—%	12.76%	to	14.92%
2023	1,897,741	$35.660017	to	$37.292993	$62,646,825	0.75%	to	2.65%	—%	to	—%	30.93%	to	33.44%
2022	2,265,301	$27.235024	to	$27.946836	$56,472,032	0.75%	to	2.65%	—%	to	—%	(33.72)%	to	(32.45)%
2021	2,347,804	$41.090879	to	$41.369564	$87,146,179	0.75%	to	2.65%	—%	to	—%	12.16%	to	14.31%
Invesco V.I. Main Street Fund®
2025	99,101	$54.197527	to	$54.277451	$4,596,073	0.75%	to	2.65%	0.32%	to	0.35%	12.62%	to	14.78%
2024	114,465	$47.220499	to	$48.197068	$4,659,715	0.75%	to	2.65%	—%	to	—%	20.17%	to	22.47%
2023	127,726	$38.556323	to	$40.107867	$4,254,270	0.75%	to	2.65%	0.49%	to	0.61%	19.62%	to	21.91%
2022	149,024	$31.626400	to	$33.529518	$4,074,005	0.75%	to	2.65%	1.00%	to	1.10%	(22.40)%	to	(20.91)%
2021	178,132	$39.985769	to	$43.206106	$6,227,586	0.75%	to	2.65%	0.51%	to	0.51%	23.91%	to	26.28%

Invesco V.I. Main Street Small Cap Fund®
2025	573,467	$50.373083	to	$51.917366	$25,236,856	0.75%	to	2.70%	0.23%	to	0.24%	5.55%	to	7.63%
2024	626,727	$46.802569	to	$49.187294	$25,856,929	0.75%	to	2.70%	—%	to	—%	9.41%	to	11.57%
2023	728,495	$41.950511	to	$44.955617	$27,173,716	0.75%	to	2.70%	0.91%	to	0.95%	14.68%	to	16.94%
2022	794,078	$35.873738	to	$39.199858	$25,536,594	0.75%	to	2.70%	0.25%	to	0.26%	(18.28)%	to	(16.67)%
2021	881,036	$43.050411	to	$47.969172	$34,248,519	0.75%	to	2.70%	0.17%	to	0.18%	19.01%	to	21.35%
Putnam VT Diversified Income Fund
2025	391,752	$17.905116	to	$30.703807	$8,692,280	0.75%	to	2.65%	6.05%	to	8.27%	5.74%	to	7.77%
2024	475,500	$16.932375	to	$28.489381	$10,007,742	0.75%	to	2.65%	5.94%	to	5.98%	3.00%	to	4.97%
2023	516,706	$16.439856	to	$27.140190	$10,441,373	0.75%	to	2.65%	5.93%	to	6.00%	2.08%	to	4.03%
2022	573,249	$16.105544	to	$26.087902	$11,138,197	0.75%	to	2.65%	6.80%	to	6.85%	(4.90)%	to	(3.08)%
2021	678,779	$16.935383	to	$26.915716	$13,654,049	0.75%	to	2.65%	0.44%	to	0.64%	(9.38)%	to	(7.65)%
Putnam VT Global Asset Allocation Fund
2025	59,776	$25.240833	to	$116.290530	$2,861,559	0.75%	to	2.40%	2.14%	to	2.14%	11.67%	to	13.53%
2024	65,495	$22.603099	to	$102.434260	$2,848,040	0.75%	to	2.40%	2.09%	to	2.17%	13.60%	to	15.49%
2023	72,472	$19.897351	to	$88.697468	$2,807,892	0.75%	to	2.40%	1.51%	to	1.57%	14.70%	to	16.61%
2022	80,587	$17.347198	to	$76.064988	$2,714,290	0.75%	to	2.40%	1.36%	to	1.39%	(18.02)%	to	(16.66)%
2021	98,036	$21.160525	to	$91.266043	$3,910,343	0.75%	to	2.40%	0.70%	to	0.76%	11.25%	to	13.10%
Putnam VT Large Cap Growth Fund
2025	166,790	$40.124396	to	$46.993584	$7,244,062	0.75%	to	2.40%	—%	to	—%	11.63%	to	13.48%
2024	182,034	$35.945367	to	$41.410190	$7,003,078	0.75%	to	2.40%	—%	to	—%	30.24%	to	32.41%
2023	233,200	$27.598303	to	$31.274360	$6,841,319	0.75%	to	2.40%	—%	to	—%	41.05%	to	43.40%
2022	182,185	$19.565790	to	$21.809652	$3,780,765	0.75%	to	2.40%	—%	to	—%	(32.15)%	to	(31.02)%
2021	245,812	$28.439127	to	$31.618739	$7,420,762	0.75%	to	2.65%	—%	to	—%	19.45%	to	21.74%
Putnam VT International Value Fund
2025	437,427	$16.567580	to	$24.611588	$6,531,199	0.75%	to	2.65%	1.17%	to	1.23%	31.16%	to	33.67%
2024	537,757	$12.394246	to	$18.764913	$6,058,122	0.75%	to	2.65%	2.45%	to	2.49%	2.46%	to	4.43%
2023	653,273	$11.868748	to	$18.313939	$7,037,550	0.75%	to	2.65%	1.52%	to	1.54%	15.58%	to	17.79%
2022	739,872	$10.075850	to	$15.845463	$6,845,663	0.75%	to	2.65%	2.01%	to	2.03%	(9.24)%	to	(7.50)%
2021	905,648	$10.893230	to	$17.459598	$9,069,936	0.75%	to	2.65%	2.03%	to	2.13%	11.93%	to	14.08%
Putnam VT International Equity Fund
2025	679,263	$24.474275	to	$47.342100	$19,790,375	0.75%	to	2.70%	0.01%	to	0.01%	34.02%	to	36.66%
2024	834,423	$18.261861	to	$34.643431	$17,828,177	0.75%	to	2.70%	2.14%	to	2.17%	0.23%	to	2.20%
2023	930,019	$18.219985	to	$33.896567	$19,591,923	0.75%	to	2.70%	0.04%	to	0.04%	15.35%	to	17.62%
2022	1,094,581	$15.795173	to	$28.818359	$19,725,017	0.75%	to	2.70%	1.54%	to	1.60%	(17.04)%	to	(15.41)%
2021	1,095,335	$19.039511	to	$34.066311	$23,424,514	0.75%	to	2.70%	1.14%	to	1.33%	5.92%	to	8.01%

Putnam VT Core Equity Fund
2025	309,855	$60.295068	to	$70.046031	$14,338,804	0.75%	to	2.65%	0.34%	to	0.41%	13.75%	to	15.93%
2024	342,647	$52.008529	to	$61.578021	$13,696,307	0.75%	to	2.65%	0.61%	to	0.62%	23.64%	to	26.01%
2023	411,762	$41.273055	to	$49.803595	$13,122,273	0.75%	to	2.65%	0.44%	to	0.51%	24.74%	to	27.13%
2022	400,157	$32.465799	to	$39.926530	$10,344,773	0.75%	to	2.65%	0.98%	to	0.98%	(17.97)%	to	(16.40)%
2021	492,752	$38.834016	to	$48.675114	$14,968,255	0.75%	to	2.65%	0.59%	to	0.64%	27.59%	to	30.03%
Putnam VT Sustainable Leaders Fund
2025	120,938	$55.849485	to	$74.748651	$8,164,694	0.75%	to	2.65%	0.67%	to	0.74%	7.80%	to	9.86%
2024	144,888	$51.809735	to	$68.036821	$8,968,436	0.75%	to	2.65%	0.21%	to	0.22%	19.81%	to	22.10%
2023	183,631	$43.243834	to	$55.720208	$9,389,533	0.75%	to	2.65%	0.55%	to	0.57%	22.81%	to	25.16%
2022	232,810	$35.211555	to	$44.517527	$9,586,534	0.75%	to	2.65%	0.54%	to	0.55%	(24.93)%	to	(23.49)%
2021	247,153	$46.904217	to	$58.182800	$13,367,823	0.75%	to	2.65%	0.14%	to	0.15%	20.30%	to	22.61%
Putnam VT Small Cap Value Fund
2025	229,016	$41.914820	to	$76.322147	$13,504,103	0.75%	to	2.65%	0.66%	to	0.68%	2.52%	to	4.48%
2024	245,975	$40.885641	to	$73.046637	$13,998,301	0.75%	to	2.65%	0.91%	to	0.95%	3.42%	to	5.40%
2023	283,647	$39.533648	to	$69.301939	$15,408,809	0.75%	to	2.65%	0.15%	to	0.15%	20.52%	to	22.83%
2022	310,061	$32.802514	to	$56.421431	$13,881,093	0.75%	to	2.65%	0.17%	to	0.18%	(15.26)%	to	(13.63)%
2021	376,634	$38.708570	to	$65.326285	$19,504,789	0.75%	to	2.65%	0.74%	to	0.75%	36.25%	to	38.86%
Putnam VT George Putnam Balanced Fund
2025	132,412	$36.060679	to	$39.213502	$4,646,728	0.75%	to	2.65%	1.42%	to	1.43%	10.97%	to	13.10%
2024	142,324	$32.495086	to	$34.671272	$4,434,570	0.75%	to	2.65%	1.12%	to	1.15%	13.67%	to	15.85%
2023	130,986	$28.586077	to	$29.926809	$3,534,153	0.75%	to	2.65%	1.24%	to	1.36%	16.77%	to	19.01%
2022	146,803	$24.480969	to	$25.147226	$3,337,391	0.75%	to	2.65%	0.72%	to	0.91%	(18.19)%	to	(16.62)%
2021	155,913	$29.925419	to	$30.160767	$4,274,857	0.75%	to	2.65%	0.82%	to	0.83%	10.98%	to	13.10%
Putnam VT Large Cap Value Fund
2025	229,769	$58.474345	to	$80.907818	$16,199,190	0.75%	to	2.65%	1.34%	to	1.43%	17.20%	to	19.45%
2024	255,572	$49.891671	to	$67.733714	$15,208,830	0.75%	to	2.65%	1.13%	to	1.24%	16.03%	to	18.25%
2023	275,257	$42.999259	to	$57.278787	$13,997,988	0.75%	to	2.65%	2.03%	to	2.08%	12.64%	to	14.80%
2022	295,845	$38.172937	to	$49.893492	$13,265,227	0.75%	to	2.65%	1.50%	to	1.53%	(5.66)%	to	(3.86)%
2021	307,677	$40.465294	to	$51.894015	$14,552,449	0.75%	to	2.65%	1.20%	to	1.24%	23.98%	to	26.35%
Invesco V.I. Growth and Income Fund
2025	704,307	$38.168497	to	$60.907192	$35,733,494	0.75%	to	2.85%	1.16%	to	1.26%	12.06%	to	14.43%
2024	797,805	$34.061787	to	$53.224643	$35,642,857	0.75%	to	2.85%	1.23%	to	1.23%	12.47%	to	14.86%
2023	917,809	$30.284608	to	$46.339756	$35,847,221	0.75%	to	2.85%	1.19%	to	1.27%	9.25%	to	11.57%
2022	1,055,072	$27.720824	to	$41.535968	$36,727,104	0.75%	to	2.85%	1.23%	to	1.26%	(8.64)%	to	(6.70)%
2021	1,177,862	$30.343527	to	$44.520591	$44,241,330	0.75%	to	2.85%	1.33%	to	1.37%	24.59%	to	27.23%

Invesco V.I. Comstock Fund
2025	653,013	$46.813085	to	$66.730413	$35,908,841	0.75%	to	2.85%	1.41%	to	1.50%	13.85%	to	16.27%
2024	730,720	$41.117612	to	$57.394122	$34,919,238	0.75%	to	2.85%	1.52%	to	1.53%	11.64%	to	14.01%
2023	886,248	$36.829537	to	$50.341058	$37,440,336	0.75%	to	2.85%	1.54%	to	1.56%	8.95%	to	11.26%
2022	1,063,985	$33.804915	to	$45.247300	$40,765,517	0.75%	to	2.85%	1.33%	to	1.34%	(1.99)%	to	0.09%
2021	1,124,655	$34.490444	to	$45.205513	$43,655,953	0.75%	to	2.85%	1.56%	to	1.64%	29.31%	to	32.05%
Invesco V.I. American Franchise Fund
2025	17,698	$77.418021	to	$80.376602	$1,252,987	1.50%	to	2.85%	—%	to	—%	8.26%	to	9.73%
2024	20,178	$70.554656	to	$74.246685	$1,308,570	1.50%	to	2.85%	—%	to	—%	30.78%	to	32.56%
2023	22,207	$53.225028	to	$56.771035	$1,103,800	1.50%	to	2.85%	—%	to	—%	36.65%	to	38.51%
2022	23,416	$38.427911	to	$41.544432	$844,666	1.50%	to	2.85%	—%	to	—%	(33.23)%	to	(32.32)%
2021	29,270	$56.778911	to	$62.219757	$1,569,701	1.50%	to	2.85%	—%	to	—%	8.51%	to	9.99%
Allspring VT Index Asset Allocation Fund
2025	61,800	$3.285445	to	$4.349360	$249,517	1.15%	to	2.40%	1.25%	to	1.25%	8.84%	to	10.21%
2024	62,545	$3.018601	to	$3.946470	$230,573	1.15%	to	2.40%	1.32%	to	1.32%	12.15%	to	13.56%
2023	66,110	$2.691677	to	$3.475370	$214,497	1.15%	to	2.40%	0.96%	to	0.96%	13.94%	to	15.37%
2022	67,090	$2.362462	to	$3.012446	$189,663	1.15%	to	2.40%	0.63%	to	0.63%	(18.99)%	to	(17.97)%
2021	68,633	$2.916369	to	$3.672509	$238,190	1.15%	to	2.40%	0.06%	to	0.58%	13.25%	to	14.67%
Allspring VT Small Cap Growth Fund
2025	84,656	$5.597679	to	$50.515557	$445,888	1.15%	to	2.65%	—%	to	—%	6.40%	to	8.01%
2024	90,989	$5.182758	to	$47.478112	$445,385	1.15%	to	2.65%	—%	to	—%	15.60%	to	17.35%
2023	116,227	$4.416647	to	$41.070963	$491,133	1.15%	to	2.65%	—%	to	—%	1.38%	to	2.92%
2022	121,494	$4.291503	to	$40.510205	$497,816	1.15%	to	2.65%	—%	to	—%	(36.14)%	to	(35.17)%
2021	114,424	$6.619924	to	$63.436482	$724,486	1.15%	to	2.65%	—%	to	—%	4.83%	to	6.41%
Allspring VT Discovery SMID Cap Growth Fund
2025	1,978	$57.606167	to	$57.606167	$113,963	1.15%	to	1.15%	—%	to	—%	4.18%	to	4.18%
2024	1,998	$45.909027	to	$55.293910	$110,455	1.15%	to	2.10%	—%	to	—%	15.68%	to	16.78%
2023	2,180	$39.686318	to	$47.347504	$101,973	1.15%	to	2.10%	—%	to	—%	17.65%	to	18.77%
2022	2,656	$33.733506	to	$39.865357	$102,131	1.15%	to	2.10%	—%	to	—%	(39.14)%	to	(38.56)%
2021	2,512	$55.430787	to	$64.885614	$158,784	1.15%	to	2.10%	—%	to	—%	(7.01)%	to	(6.13)%
Allspring VT Opportunity Fund
2025	469	$47.746392	to	$52.921048	$24,683	1.15%	to	1.65%	0.05%	to	0.05%	4.97%	to	5.49%
2024	499	$45.487581	to	$50.165929	$24,939	1.15%	to	1.65%	0.05%	to	0.05%	13.17%	to	13.73%
2023	533	$40.195353	to	$44.108468	$23,410	1.15%	to	1.65%	—%	to	—%	24.43%	to	25.05%
2022	574	$32.303320	to	$35.271536	$20,180	1.15%	to	1.65%	—%	to	—%	(22.10)%	to	(21.71)%
2021	618	$41.469985	to	$45.054370	$27,749	1.15%	to	1.65%	0.04%	to	0.04%	22.74%	to	23.35%

MFS® Core Equity Portfolio
2025	152,059	$27.580116	to	$32.664800	$4,607,832	1.30%	to	2.85%	0.34%	to	0.46%	9.35%	to	11.05%
2024	164,767	$25.222929	to	$29.413845	$4,530,049	1.30%	to	2.85%	0.60%	to	0.60%	16.73%	to	18.56%
2023	175,908	$21.607006	to	$24.809699	$4,102,707	1.30%	to	2.85%	0.54%	to	0.54%	19.68%	to	21.55%
2022	164,114	$18.053527	to	$20.410901	$3,180,077	1.30%	to	2.85%	0.32%	to	0.32%	(19.60)%	to	(18.34)%
2021	171,604	$22.454026	to	$24.994966	$4,089,775	1.30%	to	2.85%	0.42%	to	0.43%	21.79%	to	23.69%
MFS® Massachusetts Investors Growth Stock Portfolio
2025	94,089	$28.600983	to	$33.506476	$2,966,194	1.40%	to	2.85%	0.28%	to	0.28%	6.81%	to	8.37%
2024	104,826	$26.776503	to	$30.917719	$3,074,431	1.40%	to	2.85%	0.35%	to	0.36%	13.00%	to	14.65%
2023	113,490	$23.696069	to	$26.967085	$2,917,906	1.40%	to	2.85%	0.30%	to	0.39%	20.52%	to	22.28%
2022	115,262	$19.660809	to	$22.052900	$2,435,860	1.40%	to	2.85%	0.11%	to	0.12%	(21.53)%	to	(20.38)%
2021	129,571	$25.055307	to	$27.698488	$3,454,424	1.40%	to	2.85%	0.25%	to	0.25%	22.43%	to	24.22%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Fund Substitutions
Subsequent to December 31, 2025 the Sponsor Company received approval from the SEC on February 24, 2026, to execute fund substitutions affecting certain Funds offered through the Account. The substitutions are being undertaken pursuant to applicable regulatory approvals and contract provisions and are intended to replace existing investment options with alternatives having similar investment objectives and risk profiles.
The Sponsor Company expects the fund substitutions to be completed on or before September 8, 2026. Upon completion, the assets of the impacted underlying funds will be transferred into the corresponding replacement funds.

Existing Portfolio(Share Class)	Replacement Portfolio(Share Class)
AB Discovery Value Portfolio(Class B)	Franklin Small Cap Value VIP Fund(Class 2)
AB International Value Portfolio(Class B)	Putnam VT International Value Fund(Class IB)
AB Relative Value Portfolio(Class B)	Putnam VT Large Cap Value Fund(Class IB)
Allspring VT Small Cap Growth Fund(Class 1)	Putnam VT Small Cap Growth Fund(Class IA)
Invesco V.I. American Franchise Fund(Series I)	Putnam VT Large Cap Growth Fund(Class IA)
Invesco V.I. Comstock Fund(Series II)	Putnam VT Large Cap Value Fund(Class IB)
Invesco V.I. Discovery Large Cap Fund(Series II)	Putnam VT Large Cap Growth Fund(Class IB)
Invesco V.I. Diversified Dividend Fund(Series I)	Putnam VT Large Cap Value Fund(Class IA)
Invesco V.I. EQV International Equity Fund(Series I)	Putnam VT Focused International Equity Fund (Class IA)
Invesco V.I. Government Money Market Fund(Series I)	Putnam VT Government Money Market Fund(Class IA)
Invesco V.I. Government Securities Fund(Series I)	Franklin U.S. Government Securities VIP Fund(Class 1)
Invesco V.I. Growth and Income Fund(Series I)	Putnam VT Large Cap Value Fund(Class IA)
Invesco V.I. Main Street Fund(Series II)	Putnam VT Core Equity Fund(Class IB)
MFS® Core Equity Portfolio(Initial Class)	Putnam VT Core Equity Fund(Class IA)
MFS® Growth Series(Initial Class)	Putnam VT Large Cap Growth Fund(Class IA)
MFS® Investors Trust Series(Initial Class)	Putnam VT Core Equity Fund(Class IA)
MFS® Massachusetts Investors Growth Stock Portfolio(Initial Class)	Putnam VT Large Cap Growth Fund(Class IA)
MFS® Total Return Series(Initial Class)	Putnam VT Global Asset Allocation Fund(Class IA)
MFS® Value Series(Initial Class)	Putnam VT Large Cap Value Fund(Class IA)

Talcott Resolution Life and Annuity
Insurance Company

Independent Auditor's Report

Financial Statements - Statutory-Basis
As of December 31, 2025, 2024 and 2023, and for the
Years Ended December 31, 2025, 2024 and 2023
Supplemental Schedules as of and for the
Year Ended December 31, 2025

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

CONTENTS

Page:
Independent Auditor's Report	1 - 3

Financial Statements - Statutory-Basis:
Admitted Assets, Liabilities and Capital and Surplus	4
Statements of Operations	5
Statements of Changes in Capital and Surplus	6
Statements of Cash Flows	7
Notes to Financial Statements	8 - 54

Supplemental Schedules
Schedule I - Selected Financial Data	55 - 57
Schedule II - Summary Investment Schedule	58
Schedule III - Investment Risks Interrogatories	59 - 64
Schedule IV - Supplemental Schedule of Reinsurance Contracts with Risk-Limiting Features	65

INDEPENDENT AUDITOR'S REPORT

Opinions

We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the

Connecticut Insurance Department. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

- Exercise professional judgment and maintain professional skepticism throughout the audit.

- Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

- Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

- Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

- Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, supplemental schedule of reinsurance contracts with risk-limiting features, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2025, are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Hartford, Connecticut
March 27, 2026

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2025	2024

Bonds	$2,992,962,146	$3,485,972,537
Common and preferred stocks	11,737,059	40,445,531
Mortgage loans on real estate	577,794,520	687,494,035
Contract loans	86,985,968	86,947,134
Cash, cash equivalents and short-term investments	195,554,580	636,655,573
Derivatives	48,296,942	101,755,280
Other invested assets	644,114,568	578,050,264
Total cash and invested assets	4,557,445,783	5,617,320,354

Investment income due and accrued	39,504,375	53,206,887
Amounts recoverable for reinsurance	76,185,846	65,644,758
Federal income tax recoverable	625,435	1,209,143
Net deferred tax asset	63,541,833	55,763,712
Other assets	36,265,159	36,466,689
Separate Account assets	24,106,820,931	23,803,924,174
Total admitted assets	$28,880,389,362	$29,633,535,717

Liabilities
Aggregate reserves for future benefits	$2,963,051,806	$4,234,013,014
Liability for deposit-type contracts	125,690,078	143,312,740
Policy and contract claim liabilities	20,543,556	18,973,114
Asset valuation reserve	122,433,569	126,399,841
Interest maintenance reserve	96,162,702	33,676,604
Payables to parent, subsidiaries and affiliates	33,283,192	40,249,340
Accrued expense allowances and amounts due from Separate Accounts	(10,329,925)	(26,910,443)
Derivatives	4,820,659	18,431,325
Collateral on derivatives	3,039,950	6,457,000
Payable for repurchase agreements	120,684,019	171,899,921
Payable for securities	58,049,967	119,134,538
Other liabilities	499,643,726	317,342,335
Separate Account liabilities	24,106,820,931	23,803,924,174
Total liabilities	$28,143,894,230	$29,006,903,503

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	—	119,373,209
Gross paid-in and contributed surplus	98,742,904	85,431,561
Unassigned surplus	635,252,228	419,327,444
Total capital and surplus	736,495,132	626,632,214

Total liabilities and capital and surplus	$28,880,389,362	$29,633,535,717

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$(8,856,324,429)	$72,476,082	$74,015,374
Net investment income	221,343,136	274,137,829	274,931,065
Commissions and expense allowances on reinsurance ceded	4,936,832	105,876,954	110,570,839
Reserve adjustments on reinsurance ceded	5,369,474,934	(1,932,715,884)	(1,389,948,223)
Fee income	333,510,064	512,113,975	501,612,185
Other revenues	1,419,409	621,173	2,424,209
Total revenues	(2,925,640,054)	(967,489,871)	(426,394,551)

Benefits and expenses
Death and annuity benefits	167,607,419	191,762,643	209,818,126
Disability and other benefits	915,716	1,418,538	1,409,180
Surrenders and other fund withdrawals	635,847,063	1,365,362,021	1,206,573,608
Commissions and expense allowances	107,872,426	112,007,776	110,130,356
Decrease in aggregate reserves for life and accident and health policies	(1,270,961,207)	(204,622,173)	(226,502,136)
General insurance expenses	108,490,771	99,010,457	86,779,049
Net transfers from Separate Accounts	(2,574,874,525)	(2,561,176,569)	(2,144,561,129)
Modified coinsurance adjustment on reinsurance assumed	(150,471,186)	(146,181,690)	(129,276,050)
IMR adjustment on reinsurance ceded	74,076,487	1,820,444	957,014
Other expenses	(2,584,140)	11,530,839	10,373,178
Total benefits and expenses	(2,904,081,176)	(1,129,067,714)	(874,298,804)

Net (loss) gain from operations before federal income tax benefit	(21,558,878)	161,577,843	447,904,253
Federal income tax expense (benefit)	41,633,472	(8,545,006)	19,898,443
Net (loss) gain from operations	(63,192,350)	170,122,849	428,005,810

Net realized capital losses, after tax	(75,630,359)	(153,659,423)	(411,793,622)
Net (loss) income	$(138,822,709)	$16,463,426	$16,212,188

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2025	2024	2023

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	85,431,561	85,431,561	85,431,561
Capital (return) paid-in	13,311,343	—	—
Balance, beginning and end of year	98,742,904	85,431,561	85,431,561

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	119,373,209	135,822,092	152,270,975
Amortization, decreases of gain on inforce reinsurance	(119,373,209)	(16,448,883)	(16,448,883)
Balance, end of year	—	119,373,209	135,822,092

Unassigned funds
Balance, beginning of year	419,327,444	663,185,906	708,426,635

Net income (loss)	(138,822,709)	16,463,426	16,212,188
Change in net unrealized capital gains (losses) on investments, net of tax	60,764,196	641,856	28,927,296
Change in net unrealized foreign exchange capital gains (losses)	89,315	4,999	(966,839)
Change in net deferred income tax	12,789,829	10,469,927	32,720,836
Change in reserve on account of change in valuation basis decrease	—	—	—
Change in asset valuation reserve	3,966,272	12,444,117	11,561,910
Cumulative effect of changes in accounting principles	119,373,209	—	—
Change in nonadmitted assets	(27,599,199)	(8,882,787)	(38,896,120)
Surplus adjustment: Change in surplus as a result of reinsurance	193,909,872	—	—
Dividends to stockholder	(8,546,001)	(275,000,000)	(94,800,000)
Balance, end of year	635,252,228	419,327,444	663,185,906

Capital and surplus
Balance, end of year	$736,495,132	$626,632,214	$886,939,559

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$49,478,977	$86,854,768	$44,441,167
Net investment income	247,959,103	271,623,693	284,481,875
Reserve adjustments on reinsurance	(2,479,231,425)	(1,938,188,538)	(1,396,429,938)
Miscellaneous income	571,810,416	601,771,957	596,191,264
Total income	(1,609,982,929)	(977,938,120)	(471,315,632)

Benefits paid	2,011,738,580	1,522,585,152	1,436,126,796
Federal income tax recovered (paid)	45,140,436	(10,050,179)	27,895,132
Net transfers from Separate Accounts	(2,571,073,308)	(2,566,990,382)	(2,141,052,418)
Other expenses	50,340,150	56,022,947	151,593,092
Total benefits and expenses	(463,854,142)	(998,432,462)	(525,437,398)
Net cash (used for) provided by operating activities	(1,146,128,787)	20,494,342	54,121,766

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	778,067,288	785,953,075	371,905,191
Common and preferred stocks	23,268,192	2,501,416	1,361,746
Mortgage loans	136,436,675	152,207,133	269,464,752
Derivatives and other	72,989,214	156,127,719	166,062,944
Total investment proceeds	1,010,761,369	1,096,789,343	808,794,633

Cost of investments acquired
Bonds	344,827,420	412,943,739	118,736,760
Common and preferred stocks	13,862,572	1,675,845	1,368,839
Mortgage loans	22,985,976	66,632,663	70,086,833
Derivatives and other	157,635,501	296,303,867	417,047,643
Total investments acquired	539,311,469	777,556,114	607,240,075
Net decrease in contract loans	38,834	194,624	(1,312,192)
Net cash provided by investing activities	471,411,066	319,038,605	202,866,750

Financing and miscellaneous activities
Return of paid-in surplus	13,311,343	—	—
Change in borrowed funds	300,000,000
Dividends to stockholder	—	(275,000,000)	(94,800,000)
Other cash (used) provided	(79,694,615)	74,861,539	26,698,352
Net cash provided by (used for) financing and miscellaneous activities	233,616,728	(200,138,461)	(68,101,648)

Net (decrease) increase in cash, cash equivalents and short-term investments	(441,100,993)	139,394,486	188,886,868
Cash, cash equivalents and short-term investments, beginning of year	636,655,573	497,261,087	308,374,219
Cash, cash equivalents and short-term investments, end of year	$195,554,580	$636,655,573	$497,261,087

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds and other invested assets	(62,395,417)	(21,528,312)	(47,551,763)
Non-cash acquisitions from invested asset exchanges - bonds and other invested assets	(62,395,417)	(21,528,312)	(47,551,763)
Non-cash ceded premiums for reinsurance	(3,163,407)	(1,820,444)	(957,014)
Non-cash transfer of funds withheld for unauthorized reinsurance	(2,066,458)	7,293,098	7,438,729
Non-cash transfer of IMR liability for reinsurance	5,229,864	1,820,444	957,014
Non-cash IMR reserve transferred on reinsurance	—	(1,820,444)	(957,014)
Non-cash payable on reinsurance	—	(5,472,654)	(6,481,715)
Non-cash proceeds from sale of common stock-affiliates	(8,546,001)
Non-cash dividend from distribution of affiliates	8,546,001
Non-cash premiums from recaptured reinsurance	(10,576,146,399)
Non-cash reserve adjustments from recaptured reinsurance	10,480,570,915
Non-cash funds withheld for unauthorized reinsurance from recaptured reinsurance	95,575,484
Non-cash commission and expense allowances on reinsurance ceded from recaptured reinsurance	39,651,169
Non-cash increase in aggregate reserves from recaptured reinsurance	(39,651,169)
Non-cash transfer of IMR liability from recaptured reinsurance	95,496,571
Non-cash IMR reserve transferred from recaptured reinsurance	(95,496,571)
Non-cash premiums for ceded reinsurance	19,497,654,997
Non-cash reserve adjustments on reinsurance ceded for ceded reinsurance	(18,349,659,009)
Non-cash aggregate reserve change for ceded reinsurance	(1,187,647,157)
Non-cash increase in aggregate reserves for ceded reinsurance	39,651,169
Non-cash transfer of IMR liability for ceded reinsurance	(21,420,084)
Non-cash IMR reserve transferred for ceded reinsurance	21,420,084
Non-cash transfers to Separate Accounts	20,381,735
Non-cash reserve adjustments for ceded reinsurance	(20,381,735)
See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of TR Re, Ltd. ("TR Re") which is a Class E insurer domiciled in Bermuda with an ultimate parent of Talcott Financial Group, Ltd. (“TFG”). Refer to footnote 7, Related Party Transactions, for information about the Companies ownership changes in 2025.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance. In Q4 2025, the Company began writing new retail business, including multi-year guaranteed annuities and fixed indexed annuities, with the volume of new business issued in 2025 being immaterial to the financial statements.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company” or “TLA”) have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department (“the Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2025	2024	2023
Net (loss) income
1. TLA state basis			$(138,822,709)	$16,463,426	$16,212,188
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	4	(850,632)	2,570,609	(15,876,410)
			(850,632)	2,570,609	(15,876,410)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61R	4	$(137,972,077)	$13,892,817	$32,088,598
Surplus
5. TLA state basis			$736,495,132	$626,632,214	$886,939,559
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	5	20,106,744	20,957,376	18,386,767
			20,106,744	20,957,376	18,386,767
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61R	5	$716,388,388	$605,674,838	$868,552,792

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with the National Association of Insurance Commissioners (”NAIC”) Annual Statement Instructions and NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, annuity and health policies, evaluation of other-than-temporary impairments ("OTTI"), valuation of derivatives, and contingencies relating to

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications were made to prior year balances for the presentation of reinsurance balances in Footnote 6 tables to be consistent with current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues and policy charges, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered market risk benefits and reported at fair value;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus, whereas on a GAAP basis, no such charges are recorded;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses;

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

7.for statutory purposes, asset-backed securities, excluding residual tranches or interests, are carried at amortized cost, except those rated in NAIC class 6, which are carried at the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 - Asset-Backed Securities ("SSAP No. 43"). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. Debt investments that do not meet the requirements of an issuer credit obligation in SSAP No. 26 - Bonds ("SSAP No. 26") or an asset-backed security in SSAP No. 43 are carried at the lower of amortized cost or fair value in accordance with SSAP No. 21- Other Admitted Assets ("SSAP No. 21"). In accordance with guidance in SSAP No. 21 - amortized cost for such debt investments is determined in a manner consistent with asset-backed securities within the scope of SSAP No. 43. GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and asset-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.the consolidation of subsidiaries is required for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.statutory deferred income taxes, which provide for tax temporary differences, are subject to limitation on deferred tax assets and are charged directly to surplus, whereas, GAAP includes tax temporary differences recognized as a component of net income, without limitation.

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for at fair value and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment on "available-for-sale securities" is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment.

Aggregate Reserves for Life, Annuity and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 8.75% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2025 and 2024, the Company had $30,235,981 and $29,111,981, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2025 and 2024 totaled $141,943 and $160,568 respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025 is presented below:

A. INDIVIDUAL ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$1,413,997	$—	$—	$1,413,997	0.01%
b. At book value less current surrender charge of 5% or more	947,613	—	—	947,613	0.00%
c. At fair value	—	—	17,544,674,767	17,544,674,767	79.01%
d. Total with market value adjustment or at fair value (total of 1 through 3)	2,361,610	—	17,544,674,767	17,547,036,377	79.02%
e. At book value without adjustment (minimal or no charge or adjustment)	942,663,958	—	—	942,663,958	4.24%
2. Not subject to discretionary withdrawal	3,499,701,600	—	217,581,396	3,717,282,996	16.74%
3. Total (gross: direct + assumed)	4,444,727,168	—	17,762,256,163	22,206,983,331	100.00%
4. Reinsurance ceded	2,072,183,915	—	—	2,072,183,915
5. Total (net)	$2,372,543,253	$—	$17,762,256,163	$20,134,799,416
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$473,807	$—	$—	$473,807

B. GROUP ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$—	$—	$—	$—	0.00%
b. At book value less current surrender charge of 5% or more	392	—	—	392	0.02%
c. At fair value	—	—	2,225,026	2,225,026	88.02%
d. Total with market value adjustment or at fair value (total of 1 through 3)	392	—	2,225,026	2,225,418	88.04%
e. At book value without adjustment (minimal or no charge or adjustment)	302,288	—	—	302,288	11.96%
2. Not subject to discretionary withdrawal	—	—	—	—	0.00%
3. Total (gross: direct + assumed)	302,680	—	2,225,026	2,527,706	100.00%
4. Reinsurance ceded	302,680	—	—	302,680
5. Total (net)	$—	$—	$2,225,026	$2,225,026
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$196	$—	$—	$196

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

C. DEPOSIT-TYPE CONTRACTS

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$—	$—	$—	$—	0.00%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	—	—	0.00%
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00%
e. At book value without adjustment (minimal or no charge or adjustment)	1,823,135	—	—	1,823,135	0.31%
2. Not subject to discretionary withdrawal	592,844,501	—	—	592,844,501	99.69%
3. Total (gross: direct + assumed)	594,667,636	—	—	594,667,636	100.00%
4. Reinsurance ceded	468,977,563	—	—	468,977,563
5. Total (net)	$125,690,073	$—	$—	$125,690,073
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$2,372,516,279
2. Exhibit 5, Supplementary Contract Section, Total (net)	26,974
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	125,690,073
4. Subtotal	2,498,233,326
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	17,764,481,189
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	17,764,481,189
12. Combined total	$20,262,714,515

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025 is presented below:

A.    General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$75,414,586	$75,557,238	$891,117,233
b. Universal Life	765,469,098	766,530,946	811,050,031
c. Universal Life with Secondary Guarantees	3,006,361,823	2,728,250,934	11,289,541,877
d. Indexed Universal Life	452,701,643	433,761,905	486,605,357
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	2,801,156	3,064,664
h. Variable Life	—	—	—
i. Variable Universal Life	527,417,110	525,810,790	659,735,756
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	34,866,207
b. Accidental Death Benefits	XXX	XXX	48,773
c. Disability - Active Lives	XXX	XXX	504,535
d. Disability - Disabled Lives	XXX	XXX	41,601,912
e. Miscellaneous Reserves	XXX	XXX	682,834,435
3. Total (gross: direct + assumed)	4,827,364,260	4,532,712,969	14,900,970,780
4. Reinsurance Ceded	4,308,427,384	4,011,882,492	14,342,263,125
5. Total (net) (3) - (4)	$518,936,876	$520,830,477	$558,707,655
B.    Separate Account with Guarantees

Not applicable.

C.    Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	6,300,546,703	6,300,546,703	6,300,546,703
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	6,300,546,703	6,300,546,703	6,300,546,703
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$6,300,546,703	$6,300,546,703	$6,300,546,703

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Reconciliation of total life actuarial reserves and deposit fund liabilities:
D. Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$550,807,305
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	48,773
3. Exhibit 5, Disability - Active Lives Section, Total (net)	386,184
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	3,384,748
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,080,645
6. Subtotal	558,707,655
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	6,300,546,703
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	6,300,546,703
11. Combined Total ((6) and (10))	$6,859,254,358

Investments

Investments in unaffiliated bonds, other than asset backed securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Asset backed securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $6,687 and $97,388 excluded from surplus at December 31, 2025 and 2024.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $122,433,568 and $126,399,841 as of December 31, 2025 and 2024, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2025 and 2024 were $96,162,702 and $33,676,604, respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2025, 2024 and 2023 were ($9,491,621), ($7,715,428) and ($3,207,953), respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2025, 2024 and 2023 was $2,098,767, $901,204 and $1,828,765, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released (gains) / losses from the reserve of ($74,076,487) and ($1,820,444) as of December 31, 2025 and 2024, respectively, as a result of reinsurance, see Note 6.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0, $0 and $1,351,669 for the years ended December 31, 2025, 2024 and 2023, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2025, 2024, and 2023. See additional information on OTTI in Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

collateral less estimated costs to sell. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2025, 2024 and 2023, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively.

For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

Accounting Changes

For the year ended December 31, 2025, the Company changed its accounting policy for deferrals of gains resulting from in-force assumed and ceded reinsurance transactions. The Company’s prior policy presented such gains (and related amortization) as Aggregate Write-ins for Gains and Losses in Surplus and as Aggregate Write-ins for Other-than-Special Surplus. The Company’s updated policy is to present such gains (and related amortization) as Changes in Surplus due to Reinsurance and unamortized reinsurance gains will be reflected as Unassigned Funds. The Company accounted for this change as a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors given both presentations are acceptable under different NAIC guidance, the Company believes the new presentation is better aligned with the nature of such gains and Unassigned Funds as well as with the Annual Statement Instructions..

The Company notes retrospective application of the change does not impact total Assets, Liabilities or Net Income for years ended December 31, 2025 or December 31, 2024. Implementation of the change resulted in a decrease in Other-than-special surplus of $119.4 million reflected through Aggregate Write-ins for Gains and Losses in Surplus. The change also results in a corresponding increase in Unassigned Funds of $119.4 million reflected through Cumulative Effect of Change in Accounting Principles.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

For the year ended December 31, 2025, the Company updated its method to identify distributions that represent a return of capital and those that represent net investment income under SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies. The Company’s updated method aligns with objective financial metrics as all distributions are now recognized in net investment income when declared, provided they do not exceed undistributed accumulated earnings. The Company’s prior method included additional limitations on the recognition of net investment income based on correspondence with the applicable General Partners. The Company concluded the change represents a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors. The Company notes retrospective application of the change does not impact beginning surplus, nor does the change impact total assets, liabilities, or surplus for the years ended December 31, 2025 or December 31, 2024.

In 2025, the NAIC adopted revisions to SSAP No. 56 – Separate Accounts to clarify guidance for how to transfer any separate account assets carried at book value between the separate and general accounts. The Company elected early adoption of this guidance in 2025, however, it is not material to the Company.

In 2025, the NAIC adopted revisions to SSAP No. 41 – Surplus Notes to clarify that capital notes should be nonadmitted in the event in which the regulatory authority halts principal or interest payments. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2025, the NAIC adopted updates to SSAP No. 1 – Accounting Policies, Risks & Uncertainties, and Other Disclosures to require the reporting of assets held under modified coinsurance ("Modco") or funds withheld ("FWH") agreements within the restricted asset disclosure. The NAIC also adopted updates to SSAP No. 1 that require disclosure of investments held in FWH or Modco portfolios that are affiliated assets of the reinsurer. The Company adopted this guidance in 2025 and the updates are reflected in the disclosures within these Financial Statements.

In 2025, the NAIC modified Appendix A-791 – Life and Health Reinsurance Agreements to clarify requirements when evaluating risk transfer for combined coinsurance and yearly renewable term (“YRT”) reinsurance arrangements. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26) or asset-backed securities (under SSAP No. 43). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $47 million of investments previously reported were reclassified. Of these investments, approximately $30 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $4 million unrealized loss to surplus.

In 2023, the NAIC modified SSAP No. 34 – Investment Income Due and Accrued to require additional disclosures to capture gross, non-admitted and admitted amounts of accrued interest income and to separately identify the cumulative amount of paid-in-kind interest income included in the current principal balance. The guidance is effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company.

In 2023, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to add collateralized loan obligations (CLO) to the financial modeling guidance and clarify CLOs are not captured as legacy securities. This guidance is effective December 31, 2023 and will eventually result in CLOs no longer being eligible to use credit rating provider ratings to determine NAIC designation. The Company adopted this guidance in 2023, but effects of the guidance will not have an impact until CLO modeling methodology is implemented by the Securities Valuation Office.

In 2023, the NAIC modified several statutory statements to ensure consistency in the reporting of residual interests, irrespective of legal form. The changes incorporate the 2022 principles-based definition of residual interests, which are characterized as

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

investments in structures backed by a discrete pool of collateral assets, where cash flows first provide principal and interest payments to debt holders, with remaining funds provided to holders of residual interests. The changes modify the following statutory statements: SSAP No. 30 – Revised Common Stock, SSAP No. 32 – Revised Preferred Stock, SSAP 43 – Revised Loan-Backed and Structured Securities, and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies. All changes are effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26 to be reported on Schedule D-1-1) or asset-backed securities (under SSAP No. 43 to be reported on Schedule D-1-2). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $47 million of investments previously reported on Schedule D Part 1 were reclassified to Schedule BA. Of these investments, approximately $30 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $4 million unrealized loss to surplus.

In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

Recently Issued Accounting Standards

In 2025, the NAIC adopted revisions that modify the SSAP No. 37 – Mortgage Loans to clarify that mortgage loans held by an insurer through a qualifying Delaware Statutory Trust (“DST”) will be reported on Schedule B – Mortgage Loans. The Company will adopt the revised standards effective January 1, 2026; however, the Company does not expect the changes to have a material impact.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

3. Investments

A. Components of Net Investment Income

	For the years ended December 31,
	2025	2024	2023
Interest income from bonds and short-term investments	$152,006,959	$197,751,860	$217,743,428
Interest income from affiliated bonds and short-term investments	11,618,811	15,195,247	—
Dividends from common and preferred stocks	1,176,237	1,054,713	244,909
Interest income from contract loans	11,407	16,347	16,073
Interest income from mortgage loans on real estate	31,786,806	32,178,948	38,351,807
Interest and dividends from other investments	39,027,287	34,216,461	24,128,880
Gross investment income	235,627,507	280,413,576	280,485,097
Less: Investment expenses	6,393,833	6,275,747	5,554,032
Less: Interest expense	$7,890,538	$—	$—
Net investment income	$221,343,136	$274,137,829	$274,931,065

B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$35,622,764	$25,657,990	$55,090,753
Gross unrealized capital losses	(312,219,714)	(371,997,649)	(346,996,508)
Net unrealized capital (losses) gains	(276,596,950)	(346,339,659)	(291,905,755)
Balance, beginning of year	(346,339,659)	(291,905,755)	(411,649,895)
Change in net unrealized capital (losses) gains on bonds
and short-term investments	$69,742,709	$(54,433,904)	$119,744,140

C. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$1,771,879	$2,448,340	$1,123,927
Gross unrealized capital losses	(30,098)	(957,676)	(233,112)
Net unrealized capital gains (losses)	1,741,781	1,490,664	890,815
Balance, beginning of year	1,490,664	890,815	(4,466,187)
Change in net unrealized capital gains (losses) on
common and preferred stocks	$251,117	$599,849	$5,357,002

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

D. Components of Net Realized Capital Losses

	For the years ended December 31,
	2025	2024	2023
Bonds and short-term investments	$(13,586,816)	$(13,328,872)	$(9,560,845)
Common stocks - unaffiliated	1,425,505	2,002,920	167,016
Preferred stocks - unaffiliated	(480,497)	—	—
Mortgage loans on real estate	3,586,459	(18,607,252)	(7,828,471)
Derivatives	(78,532,382)	(130,394,309)	(440,250,241)
Other invested assets	(3,221,583)	(1,724,980)	54,659,326
Other	9,779,253	—	—
Net realized capital losses	(81,030,061)	(162,052,493)	(402,813,215)
Capital loss tax expense	4,091,920	(677,642)	12,188,360
Net realized capital losses, after tax	(85,121,981)	(161,374,851)	(415,001,575)
Less: Amounts transferred to IMR	(9,491,622)	(7,715,428)	(3,207,953)
Net realized capital losses, after tax	$(75,630,359)	$(153,659,423)	$(411,793,622)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,
	2025	2024	2023
Bonds and short-term investments
Sale proceeds	$2,167,009,107	$5,429,103,731	$3,652,187,797
Gross realized capital gains on sales	4,413,256	10,404,085	3,257,654
Gross realized capital losses on sales	(20,379,973)	(23,726,308)	(9,657,467)
Unaffiliated common and preferred stock
Sale proceeds	23,016,291	2,501,415	25,987,746
Gross realized capital gains on sales	179,800	2,005,615	167,016
Gross realized capital losses on sales	(480,568)	—	—

Additionally, for the years ended December 31, 2025, 2024 and 2023, there were $49,580, $31,566 and $269,680 of investment income generated on 1, 1, and 9 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2025 and 2024 are disclosed in the table presented below. During the years 2025 and 2024, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2025 and 2024, the average fair values for derivatives held for other investment and/or risk management activities were $10,092,480 and $59,581,596, respectively. The Company did not have any unrealized gains or losses during 2025 and 2024 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2025			As of December 31, 2024
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$125,000	$(10,540)	$—	$125,000	$(16,069)	$—
Foreign currency swaps	17,920	(154)	(1,029)	22,324	1,523	1,362
Replication transactions
Interest rate swaps	200,000	(43,132)	66	200,000	(45,480)	66
Credit default swaps				—	—	—
Other investment and/or Risk Management activities
Interest rate swaps - offsetting	—	—	—	0	0	0
Macro hedge program	1,113,832	44,440	44,440	4,349,417	81,897	81,897
Total	$1,456,752	$(9,386)	$43,477	$4,696,741	$21,871	$83,325

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.
Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Credit default swaps	$1,397	$2,968	$4,286
Foreign currency swaps and forwards	107	6	(23)
Interest rate swaps and swaptions	—	—	176
Macro hedge program	(80,037)	(133,368)	(444,681)
Total	$(78,533)	$(130,394)	$(440,242)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company may have exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that derivative contracts, other than exchange traded contracts, OTC-cleared swaps, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

As of December 31, 2025 and 2024, the Company did not hold any material credit derivatives that assume credit risk.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2025, 2024, and 2023, the Company had no losses on derivative instruments due to counterparty nonperformance.

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2025, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies and wholly-owned subsidiaries, greater than 10% of the Company’s capital and surplus.

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2025	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$519,258,337	$—	$(186,107,497)	$333,150,840
Guaranteed and sponsored - asset-backed	46,351,588	2,271,319	(3,387,031)	45,235,876
States, municipalities and political subdivisions	91,864,416	1,633,491	(6,379,975)	87,117,932
International governments	29,053,199	173,515	(192,324)	29,034,390
All other corporate - excluding asset-backed	1,558,695,179	32,810,111	(97,974,600)	1,493,530,690
All other corporate - asset-backed	747,739,426	1,931,939	(21,377,166)	728,294,199
Cash equivalents and short-term investments	122,505,472	1,269	—	122,506,741
Total bonds, cash equivalents and short-term investments	$3,115,467,617	$38,821,644	$(315,418,593)	$2,838,870,668

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,642,494	$1,243,677	$—	$9,886,171
Common stocks - affiliated				—
Total common stocks	$8,642,494	$1,243,677	$—	$9,886,171

		Gross	Gross	Estimated
Preferred Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Cost	Gains	Losses	Value
Preferred stocks - unaffiliated	$1,889,237	$—	$(38,349)	$1,850,888
Total preferred stocks	$1,889,237	$—	$(38,349)	$1,850,888

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2024	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$517,740,761	$—	$(186,167,506)	$331,573,255
Guaranteed and sponsored - asset-backed	56,484,451	1,041,075	(7,077,378)	50,448,148
States, municipalities and political subdivisions	100,108,529	460,230	(8,457,318)	92,111,441
International governments	30,054,346	42,288	(1,155,857)	28,940,777
All other corporate - excluding asset-backed	1,763,091,651	20,450,410	(135,712,848)	1,647,829,213
All other corporate - asset-backed	964,909,426	5,794,975	(35,403,888)	935,300,513
Hybrid securities	53,583,374	1,032,880	(1,186,778)	53,429,476
Cash equivalents and short-term investments	129,396,479	29	—	129,396,508
Cash equivalents and short-term investments affiliated	440,000,000	—	—	440,000,000
Total bonds, cash equivalents and short-term investments	$4,055,369,017	$28,821,887	$(375,161,573)	$3,709,029,331

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2024	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$9,204,642	$1,327,035		$10,531,677
Common stocks - affiliated	7,300,225	1,085,317		8,385,542
Total common stocks	$16,504,867	$2,412,352	$—	$18,917,219

		Gross	Gross	Estimated
Preferred Stocks		Unrealized	Unrealized	Fair
As of December 31, 2024	Cost	Gains	Losses	Value
Preferred stocks - unaffiliated	$22,450,000		$921,688	$21,528,312
Total preferred stocks	$22,450,000	$—	$921,688	$21,528,312

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2025 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$221,452,611	$217,411,039
Due after one year through five years	565,031,623	556,431,778
Due after five years through ten years	624,468,132	620,997,662
Due after ten years	1,582,956,104	1,345,699,679
Total	$2,993,908,470	$2,740,540,158

At December 31, 2025 and 2024, securities with a statement value of $4,868,203 and $4,862,867 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

H. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 8.22% and 7.02% for loans during 2025 and had a maximum and minimum lending rate of 8.45% and 7.80% for loans during 2024. During 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2025 and 2024, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 76.19% and 76.19%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2025 and 2024, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2025 and 2024, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.

I. Restructured Debt in which the Company is a Creditor

The Company had no restructured commercial mortgage loan during the year ended December 31, 2025. The Company had one restructured commercial mortgage loan during the year ended December 31, 2024. The loan had an extension on the maturity date and no loss was incurred.

J.    Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $2,619,208, $1,769,708 and $586,972 for the years ended December 31, 2025, 2024, and 2023, respectively, on certain limited partnerships. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting.

K. Repurchase Agreements and Other Collateral Transactions

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025, the fair value and amortized cost of the securities transferred were $115,952,027 and $125,761,411 respectively, with maturities greater than 3 years. The liability to repurchase was $120,684,019 with a contractual maturity less than one year as of December 31, 2025. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $120,684,019 with a maturity date less than 360 as of December 31, 2025. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $180,439,066 and $201,346,907 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $171,899,921 with a contractual maturity less than one year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $171,899,921 with a maturity date less than 360 as of December 31, 2024.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2025, 2024 and 2023, was $0, as the Company did not participate in reverse repurchase agreements during 2025, 2024 and 2023.

Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2025 and 2024, securities pledged of $48,435,600 and $118,943,190, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $39,235,183 and $65,092,411, respectively, as of December 31, 2025 and 2024, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2025 and 2024, the Company accepted cash collateral associated with derivative instruments with a statement value of $3,039,950 and $6,547,000, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2025 and 2024 of $2,604,300 and $0, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2025 and 2024, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2025 and 2024, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

L. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2025 and 2024.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2025 and 2024:

December 31, 2025	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$21,997	$21,553	$(444)	$520,393	$332,466	$(187,927)	$542,390	$354,019	$(188,371)
Guaranteed & sponsored - asset-backed	2,942	2,714	(228)	37,510	34,351	(3,159)	40,452	37,065	(3,387)
States, municipalities & political subdivisions	4,462	4,284	(178)	44,394	38,192	(6,202)	48,856	42,476	(6,380)
International governments	7,490	7,486	(4)	17,131	16,943	(188)	24,621	24,429	(192)
All other corporate - excluding asset-backed	149,368	144,487	(4,881)	768,298	674,001	(94,297)	917,666	818,488	(99,178)
All other corporate - asset-backed	97,938	97,435	(503)	250,808	231,137	(19,671)	348,746	328,572	(20,174)
Total fixed maturities	284,197	277,959	(6,238)	1,638,534	1,327,090	(311,444)	1,922,731	1,605,049	(317,682)
Common stock-unaffiliated			—	377	347	(30)	377	347	(30)
Total stocks	—	—	—	377	347	(30)	377	347	(30)
Total securities	$284,197	$277,959	$(6,238)	$1,638,911	$1,327,437	$(311,474)	$1,923,108	$1,605,396	$(317,712)

December 31, 2024	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$1,617	$1,511	$(106)	$516,123	$330,062	$(186,061)	$517,740	$331,573	$(186,167)
Guaranteed & sponsored - asset-backed	9,130	8,295	(835)	42,599	36,357	(6,242)	51,729	44,652	(7,077)
States, municipalities & political subdivisions	26,203	25,827	(376)	50,835	42,754	(8,081)	77,038	68,581	(8,457)
International governments	2,292	2,255	(38)	25,632	24,514	(1,118)	27,924	26,769	(1,155)
All other corporate - excluding asset-backed	357,837	345,099	(12,739)	903,228	780,254	(122,974)	1,261,065	1,125,353	(135,712)
All other corporate - asset-backed	106,185	104,325	(1,860)	412,354	378,810	(33,544)	518,539	483,135	(35,404)
Hybrid securities	1,147	1,142	(5)	16,481	15,299	(1,182)	17,628	16,441	(1,187)
Total fixed maturities	504,411	488,454	(15,957)	1,967,252	1,608,050	(359,202)	2,471,663	2,096,504	(375,159)
Common stock-unaffiliated	—	—	—	361	326	(35)	361	326	(35)
Preferred stock - unaffiliated	—	—	—	22,450	21,528	(922)	22,450	21,528	(922)
Total stocks	—	—	—	22,811	21,854	(957)	22,811	21,854	(957)
Total securities	$504,411	$488,454	$(15,957)	$1,990,063	$1,629,904	$(360,159)	$2,494,474	$2,118,358	$(376,118)

As of December 31, 2025, fixed maturities, comprised of 502 securities, accounted for approximately 100% of the Company’s total unrealized loss amount. The securities were primarily related to US. government securities, corporate securities concentrated in the utility, industrial & financial services sector, and mortgage-backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, 87% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2025 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

Most of the securities depressed for twelve months or more are primarily related to US. government agency securities, mortgage-backed securities, and corporate securities concentrated in the financial & industrial sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover.

As of December 31, 2024, fixed maturities, comprised of 667 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government securities, corporate securities

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

concentrated in the utility, industrial & financial services sector, and mortgage-backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2024, 88% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2024 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

M. Asset Backed Securities OTTI

For the years ended December 31, 2025, 2024 and 2023, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

N. 5GI Securities

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5GI securities for the Company are immaterial for the years ended December 31, 2025 and 2024.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company utilizes the services of Hartford Investment Management Company (“HIMCO”), a third-party investment manager, and Sixth Street Insurance Solutions, L.P., an affiliated investment manager, that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3):

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3     Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.
The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2025
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	$6,884	$—	$3,002	$—	9,886
	Preferred stocks - unaffiliated	—	1,851	—	—	1,851
	Cash equivalents	121,559	—	—	—	121,559
	Total bonds and stocks	128,443	1,851	3,002	—	133,296
	Derivative assets
	Equity derivatives	—	23	—	—	23
	Macro hedge program	—	48,208	—	—	48,208
	Total derivative assets	—	48,231	—	—	48,231
	Separate Account assets [1]	24,098,084	—	—	—	24,098,084
	Total assets accounted for at fair value	$24,226,527	$50,082	$3,002	$—	$24,279,611
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Macro hedge program	$—	$3,791	$—	$—	$3,791
	Total liabilities accounted for at fair value	$—	$3,791	$—	$—	$3,791
[1]Excludes approximately $9 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

As of December 31, 2024
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	$7,089	$—	$3,443	$—	$10,532
	Preferred stocks - unaffiliated	—	21,528	—	—	21,528
	Cash equivalents	129,308	—	—	—	129,308
	Total bonds and stocks	136,397	21,528	3,443	—	161,368
	Derivative assets
	Interest rate derivatives	—	—	—	—	—
	Macro hedge program	—	3,167	97,110	—	100,277
	Total derivative assets	—	3,167	97,110		100,277
	Separate Account assets [1]	23,798,019	—	—	—	$23,798,019
	Total assets accounted for at fair value	$23,934,416	$24,695	$100,553	$—	$24,059,664
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	$—	$—	$—	$—	$—
	Macro hedge program	—		(18,381)	—	(18,381)
	Total liabilities accounted for at fair value	$—	$—	$(18,381)		$(18,381)
[1] Excludes approximately $6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

In addition, the IVC is responsible for the approval and monitoring of the valuation policy of the Company as well as the adjudication of any valuation disputes thereunder. The valuation policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Bonds, Asset Backed Securities and Stocks

The fair values of bonds, asset backed securities and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the IVC of the Company's investment managers.

The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

(Amounts in thousands)	December 31, 2025
Assets accounted for at fair value on a recurring basis [1]	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [6]	Maximum [6]	Weighted Average [2] [6]	Impact of Increase in Input on Fair Value [3]
CMBS [4]	$7,250	Discounted cash flows	Spread	638 bps	638 bps	638 bps	Decrease
Corporate [5]	237,449	Discounted cash flows	Spread	82 bps	619 bps	148 bps	Decrease
ABS	13,767	Discounted cash flows	Spread	72 bps	255 bps	47 bps	Decrease

[1]     Includes both General Account and Separate Account investments held.
[2]     The weighted average is determined based on the fair value of the securities.
[3]     Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[4] Excludes securities for which the Company bases fair value on broker quotations.
[5]     Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[6]    Basis points (bps).

(Amounts in thousands)	December 31, 2024
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Interest rate swaptions	$8,998	Option model	Interest rate volatility	14%	37%	Increase
Equity options [2]	$(38,711)	Option model	Equity volatility	0.8%	0.8%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2025	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2025
Assets
Common stocks - unaffiliated	$3,443	$—	$—	$—	$—	$—	$(441)	$—	$3,002
Total bonds and stocks	3,443	—	—	—	—	—	(441)	—	3,002
Derivatives
Macro hedge program	78,731	—	(78,731)	—	—	—	—	—	—
Total derivatives [3]	78,731	—	(78,731)	—	—	—	—	—	—
Total assets	$82,174	$—	$(78,731)	$—	$—	$—	$(441)	$—	$3,002
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2024	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2024
Assets
Common stocks - unaffiliated	$3,443	$—	$—	$—	$—	$—	$—	$—	$3,443
Total bonds and stocks	3,443	—	—	—	—	—	—	—	3,443
Derivatives
Macro hedge program	94,133	—	—	—	(124,998)	73,922	—	35,674	78,731
Total derivatives [3]	94,133	—	—	—	(124,998)	73,922	—	35,674	78,731
Total assets	$97,576	$—	$—	$—	$(124,998)	$73,922	$—	$35,674	$82,174
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2025
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Issuer credit obligations	$1,914,214	$2,170,245	$—	$1,653,329	$260,885	$—	$—
Asset-backed securities - unaffiliated	795,113	815,717	—	747,465	47,648	—	—
Asset-backed securities - affiliated	7,037	7,000	—	7,037	—		—
Preferred stocks - unaffiliated	1,851	1,851	—	1,851		—	—
Common stocks - unaffiliated	9,886	9,886	6,884	—	3,002	—	—
Mortgage loans	543,971	577,795	—	—	543,971	—	—
Cash, cash equivalents and short-term investments - unaffiliated	195,555	195,555	195,555	—	—	—	—
Cash, cash equivalents and short-term investments - affiliated	—	—	—	—	—	—	—
Derivative related assets	48,671	48,297	—	48,671	—	—	—
Contract loans	86,986	86,986	—	—	86,986	—	—
Surplus debentures	33,928	35,324	—	33,928	—	—	—
Capital Notes	7,652	6,960	—	7,652	—	—	—
Debt securities without credit enhancement	11,673	11,673	—	4,423	7,250	—	—
Residual tranches fixed income	10,229	9,438	—	—	10,229	—	—
Separate Account assets [1]	24,098,084	24,098,084	24,098,084	—	—	—	—
Total assets	$27,764,850	$28,074,811	$24,300,523	$2,504,356	$959,971	$—	$—
Liabilities
Liability for deposit-type contracts	$(125,690)	$(125,690)	$—	$—	$(125,690)	$—	$—
Derivative related liabilities	(58,057)	$(4,821)		(58,057)	—	—	—
Separate Account liabilities	(24,098,084)	(24,098,084)	(24,098,084)	—	—	—	—
Total liabilities	$(24,281,831)	$(24,228,595)	$(24,098,084)	$(58,057)	$(125,690)	$—	$—
[1] Excludes approximately $9 million, at December 31, 2025, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands)	December 31, 2024
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$3,121,349	$3,467,973	$—	$2,625,021	$496,328	$—	$—
Bonds - affiliated	18,284	18,000	—	18,284	—	—	—
Preferred stocks - unaffiliated	21,528	21,528	—	21,528	—	—	—
Common stocks - unaffiliated	10,532	10,532	7,089	—	3,443	—	—
Mortgage loans	630,965	687,494	—	—	630,965	—	—
Cash, cash equivalents and short-term investments - unaffiliated	196,656	196,656	196,567	—	89	—	—
Cash, cash equivalents and short-term investments - affiliated	440,000	440,000	—	—	440,000	—	—
Derivative related assets	101,853	101,755	—	4,653	97,102	—	—
Contract loans	86,947	86,947	—	—	86,947	—	—
Surplus debentures	40,162	41,837	—	40,162	—	—	—
Separate Account assets [1]	23,798,019	23,798,019	23,798,019	—	—	—	—
Total assets	$28,466,295	$28,870,741	$24,001,675	$2,709,648	$1,754,874	$—	$—
Liabilities
Liability for deposit-type contracts	$(143,313)	$(143,313)	$—	$—	$(143,313)	$—	$—
Derivative related liabilities	(79,983)	(18,431)	—	(59)	(18,431)	—	—
Separate Account liabilities	(23,798,019)	(23,798,019)	(23,798,019)	—	—	—	—
Total liabilities	$(24,021,315)	$(23,959,763)	$(23,798,019)	$(59)	$(161,744)	$—	$—

[1] Excludes approximately $6 million, at December 31, 2024, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

At December 31, 2025 and 2024 the Company had no investments where it was not practicable to estimate fair value.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

5. Income Taxes

A.The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$186,791,368	$706,889	$187,498,257
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	186,791,368	706,889	187,498,257
	(d)	Deferred tax assets nonadmitted	60,622,824	—	60,622,824
	(e)	Subtotal net admitted deferred tax assets	126,168,544	706,889	126,875,433
	(f)	Deferred tax liabilities	34,144,132	29,189,468	63,333,600
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$92,024,412	$(28,482,579)	$63,541,833

2				2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	62,978,305	563,528	63,541,833
		(1) DTAs expected to be realized after the balance sheet date	62,978,305	563,528	63,541,833
		(2) DTAs allowed per limitation threshold	XXX	XXX	100,942,995
	(c)	DTAs offset against DTLs	63,190,239	143,361	63,333,600
	(d)	DTAs admitted as a result of application of SSAP No. 101	$126,168,544	$706,889	$126,875,433

3	(a)	Ratio % used to determine recovery period and threshold limitation	876%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	672,953,299

4			2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$186,791,368	$706,889
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$126,168,544	$706,889
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	—%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				2024
			Ordinary	Capital	Total
	(a)	Gross DTA	$173,772,013	$1,168,019	$174,940,032
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	173,772,013	1,168,019	174,940,032
	(d)	Deferred tax assets nonadmitted	47,701,886	—	47,701,886
	(e)	Subtotal net admitted deferred tax assets	126,070,127	1,168,019	127,238,146
	(f)	Deferred tax liabilities	35,043,715	36,430,719	71,474,434
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$91,026,412	$(35,262,700)	$55,763,712

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

2				2024
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	54,747,910	1,015,802	55,763,712
		(1) DTAs expected to be realized after the balance sheet date	54,747,910	1,015,802	55,763,712
		(2) DTAs allowed per limitation threshold	XXX	XXX	85,630,275
	(c)	DTAs offset against DTLs	71,322,217	152,217	71,474,434
	(d)	DTAs admitted as a result of application of SSAP No. 101	$126,070,127	$1,168,019	$127,238,146

3	(a)	Ratio % used to determine recovery period and threshold limitation	691%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	570,868,502

4			2024
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$173,772,013	$1,168,019
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$126,070,127	$1,168,019
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	1%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1			Change During 2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$13,019,355	$(461,130)	$12,558,225
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	13,019,355	(461,130)	12,558,225
	(d)	Deferred tax assets nonadmitted	12,920,938	—	12,920,938
	(e)	Subtotal net admitted deferred tax assets	98,417	(461,130)	(362,713)
	(f)	Deferred tax liabilities	(899,583)	(7,241,251)	(8,140,834)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$998,000	$6,780,121	$7,778,121

2			Change During 2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	8,230,395	(452,274)	7,778,121
		(1) DTAs expected to be realized after the balance sheet date	8,230,395	(452,274)	7,778,121
		(2) DTAs allowed per limitation threshold	XXX	XXX	15,312,720
	(c)	DTAs offset against DTLs	(8,131,978)	(8,856)	(8,140,834)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$98,417	$(461,130)	$(362,713)

3	(a)	Ratio % used to determine recovery period and threshold limitation	185%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$102,084,797

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

4			Change During 2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$13,019,355	$(461,130)
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$98,417	$(461,130)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(1)%	—%

B.    DTLs are not recognized for the following amounts:

Not Applicable.

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2025	2024	Change
	(a)	Federal	$41,633,472	$(8,545,006)	$50,178,478
	(b)	Foreign	—	—	—
	(c)	Subtotal	41,633,472	(8,545,006)	50,178,478
	(d)	Federal income tax on net capital gains	4,091,920	(677,642)	4,769,562
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$45,725,392	$(9,222,648)	$54,948,040

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2025	2024	Change
	DTA: Ordinary
	Policyholder reserves	$38,053,331	$42,417,756	$(4,364,425)
	Deferred acquisition costs	119,929,448	110,832,496	9,096,952
	Compensation and benefits	1,869	287	1,582
	Investments		433,811	(433,811)
	Net operating loss carryforward	8,711,268	—	8,711,268
	Tax credit carryforward	13,954,532	14,127,915	(173,383)
	Other	6,140,920	5,959,748	181,172
	Subtotal: DTA Ordinary	186,791,368	173,772,013	13,019,355
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	186,791,368	173,772,013	13,019,355
	Nonadmitted ordinary DTA	60,622,824	47,701,886	12,920,938
	Admitted ordinary DTA	126,168,544	126,070,127	98,417
	DTA: Capital
	Investments	706,889	1,168,019	(461,130)
	Subtotal: DTA Capital	706,889	1,168,019	(461,130)
	Capital statutory valuation allowance	—	—	—
	Total adjusted gross capital DTA	706,889	1,168,019	(461,130)
	Nonadmitted capital DTA	—	—	—
	Admitted capital DTA	706,889	1,168,019	(461,130)
	Total Admitted DTA	$126,875,433	$127,238,146	$(362,713)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

DTL: Ordinary
Investments	$33,999,815	$33,840,731	$159,084
Deferred and uncollected premium	—	—	—
Policyholder reserves	—	1,191,888	(1,191,888)
Other	144,317	11,096	133,221
Gross DTL ordinary	34,144,132	35,043,715	(899,583)
DTL: Capital
Investments	29,189,468	36,430,719	(7,241,251)
Other	—	—	—
Gross DTL capital	29,189,468	36,430,719	(7,241,251)
Total DTL	63,333,600	71,474,434	(8,140,834)
Net adjusted DTA/(DTL)	$63,541,833	$55,763,712	$7,778,121
Adjust for the change in deferred tax on unrealized gains/losses			(7,909,230)
Adjust for the change in nonadmitted deferred tax			12,920,938
Adjusted change in net deferred Income Tax			$12,789,829
D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2025	income	2024	income	2023	income
	Tax effect	$(93,097,317)	Tax effect	$7,240,778	Tax effect	$48,298,991
Statutory tax	$(19,550,437)	21.00%	$1,520,563	21.00%	$10,142,788	21.00%
Tax preferred investments	(12,953,662)	13.91%	(13,047,890)	(180.20)%	(17,031,728)	(35.26)%
Interest maintenance reserve	13,122,071	(14.10)%	(1,427,199)	(19.71)%	(856,738)	(1.77)%
Amortization of inception gain	(8,104,300)	8.71%	(3,454,265)	(47.71)%	(3,454,265)	(7.15)%
VA Hedge gains reported in surplus	13,012,081	(13.98)%	(1,073,404)	(14.82)%	14,478,051	29.98%
Prior period adjustments	88,507	(0.10)%	9,563	0.13%	(593,187)	(1.23)%
Deferred Gain	48,825,374	(52.45)%	—	—%		—%
Change in deferred tax on non-admitted assets	(247,510)	0.27%	37,996	0.52%	(54,419)	(0.11)%
Foreign related investments	(2,219,900)	2.38%	(2,528,000)	(34.91)%	(3,002,000)	(6.22)%
All other	963,339	(1.02)%	270,061	3.73%	(262,535)	(0.56)%
Total statutory income tax	32,935,563	(35.38)%	(19,692,575)	(271.97)%	(634,033)	(1.32)%
Federal and foreign income taxes incurred	45,725,392	(49.12)%	(9,222,648)	(127.37)%	32,086,803	66.43%
Change in net deferred income taxes	(12,789,829)	13.74%	(10,469,927)	(144.60)%	(32,720,836)	(67.75)%
Total statutory income tax	$32,935,563	(35.38)%	$(19,692,575)	(271.97)%	$(634,033)	(1.32)%

E.    Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2025, the Company had $41,482,229 of net operating loss carryforwards, and $13,954,532 of foreign tax credit carryovers which expire between 2029 and 2035.
2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2025	—
2024	—
2023	—

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2025.

F.    Consolidated Federal Income Tax Return

1. The Company's federal income tax return is included within TR Re, Ltd.'s ("TR Re"), consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

TR Re, Ltd.
Talcott Resolution Life Insurance Company (For the period January 1, 2025 - July 1, 2025)
Talcott Resolution Life and Annuity Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

G. Any federal or foreign income tax loss contingencies as determined in accordance with SSAP No.5 - Liabilities, Contingencies and Impairments of Assets with modifications provided in SSAP No. 101 Income Taxes with reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

Not Applicable.

H.     Repatriation Transition Tax (RTT)

Not Applicable.

I.     Alternative Minimum Tax (AMT) Credit

Not Applicable.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $76,185,846 and $24,604,927 respectively, as of December 31, 2025 and $65,644,758 and $85,525,728 respectively, as of December 31, 2024.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2025	Direct	Assumed	Ceded	Net
Aggregate reserve for future benefits	$19,014,136,416	$386,919,370	$(16,438,003,980)	$2,963,051,806
Liability for deposit-type contracts	603,067,250	413,934	(477,791,106)	125,690,078
Policy and contract claim liabilities	199,070,797	12,029,516	(190,556,757)	20,543,556
Premium and annuity considerations	701,686,251	45,092,751	(9,603,103,431)	(8,856,324,429)
Annuity benefits	380,334,745	5,333,743	(221,349,409)	164,319,079
Death, disability and other benefits	1,190,497,042	69,021,385	(1,255,314,371)	4,204,056
Surrenders and other fund withdrawals	2,713,097,288	166,443,910	(2,243,694,135)	635,847,063

2024	Direct	Assumed	Ceded	Net
Aggregate reserve for future benefits	$19,042,528,013	$405,615,588	$(15,214,130,587)	$4,234,013,014
Liability for deposit-type contracts	657,180,562	432,390	(514,300,212)	143,312,740
Policy and contract claim liabilities	234,711,671	11,530,140	(227,268,697)	18,973,114
Premium and annuity considerations	739,626,216	48,748,921	(715,899,055)	72,476,082
Annuity benefits	386,739,099	5,360,813	(198,027,504)	194,072,408
Death, disability and other benefits	1,352,584,345	59,511,745	(1,412,987,316)	(891,226)
Surrenders and other fund withdrawals	2,807,056,045	175,749,681	(1,617,443,705)	1,365,362,021

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,910,472,242	$430,711,040	$(14,902,548,096)	$4,438,635,186
Liability for deposit-type contracts	733,418,140	430,092	(577,312,682)	156,535,550
Policy and contract claim liabilities	209,526,698	14,022,376	(199,675,762)	23,873,312
Premium and annuity considerations	774,475,502	51,512,860	(751,972,988)	74,015,374
Annuity Benefits	392,489,618	7,122,853	(192,681,062)	206,931,409
Death, disability and other benefits	1,207,941,612	73,620,906	(1,277,266,621)	4,295,897
Surrenders and other fund withdrawals	2,452,684,835	158,857,240	(1,404,968,467)	1,206,573,608

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2025, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $14.3 billion for Prudential Financial Inc. ("Prudential") offset by $11.1 billion of market value of assets held in trust, for a net exposure of $3.2 billion. In addition, reserve credits totaling $1.5 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.4 billion of market value of assets held in trust, for a net exposure of $0.1 billion. As of December 31, 2024, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $14.2 billion for Prudential offset by $10.8 billion of market value of assets held in trust, for a net exposure of $3.4 billion. In addition, reserve credits totaling $1.5 billion for Commonwealth Annuity and Life Insurance Company were offset by $1.4 billion of market value of assets held in trust, for a net exposure of $0.1 billion.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $20,106,744 in 2025, a decrease of $850,632 from the 2024 balance of $20,957,376. The total amount of reinsurance credits taken for this agreement was $25,451,575 in 2025, a decrease of $1,076,749 from the 2024 balance of $26,528,324.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $13.2 million, $13.2 million, and $13.2 million in 2025, 2024 and 2023, respectively.

In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $3.3 million, $3.3 million, and $3.3 million in 2025, 2024, and 2023, respectively.
B. Reinsurance with Affiliates

The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount.

On July 1, 2025, the Company recaptured an affiliate reinsurance agreement, originally effective as of October 1, 2021, from TR Re. As a result of the recapture, the Company recorded interest maintenance reserve balances totaling $96

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

million and reduced funds withheld under reinsurance treaties with unauthorized reinsurers by $96 million. The Company also recorded negative ceded premiums totaling $10.6 billion, partially offset by reserve adjustments on reinsurance of $10.5 billion for recaptured insurance reserves previously ceded on a modified coinsurance basis. Additionally, the Company paid a recapture fee to TR Re of $190 million (before tax).

On July 1, 2025, the Company entered into a reinsurance agreement on a coinsurance and modified coinsurance basis with TL (the “TL/TLA Reinsurance Agreement”), pursuant to which the Company reinsured certain variable annuity and payout reserves to TL. As a result, the Company recorded reserve credits for insurance reserves totaling $1.1 billion ceded on a coinsurance basis and ceded IMR balances totaling $21 million. The Company also recorded ceded premiums totaling $19.5 billion, partially offset by reserve adjustments on reinsurance of $18.3 billion for insurance reserves ceded on a modified coinsurance basis. As a result of the reinsurance, the Company recognized an after-tax deferred gain in surplus of $233 million which will be amortized into the Summary of Operations over the life of the business.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, intercompany lending, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $33,283,192 and $40,249,340 as payable to parents, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. Amounts are settled in accordance with terms of the agreements.

Effective March 31, 2025, TLA entered into an agreement among several subsidiaries of Talcott Financial Group, Ltd. to optimize the use of cash by facilitating the lending and borrowing of funds between the Company and its affiliates (the “Cash Management Agreement”). The aggregate individual and combined (with TL) lending and borrowing amount permitted under the agreement for the Company is $1 billion.

On December 31, 2025, TLA borrowed $300 million from TLI per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026.

On November 17, 2025, TLA borrowed $300 million from TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest.

On September 30, 2025, TLA borrowed $350 million from TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On November 17, 2025, this loan was repaid plus accrued interest.

On July 1, 2025, TLA borrowed $350 million from TLI per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest.

On March 31, 2025, TLA loaned $440 million to Talcott Financial Group ("TFG") under the Cash Management Agreement. The original interest rate of this loan was 4.92% and the maturity date was July 9, 2025. On June 5, 2025, $140 million was repaid to TLA with accrued interest and the loan was cancelled and reissued as a $300 million loan to TFG under the Cash Management Agreement. The interest rate at reissuance was 4.78% and the original maturity date was September 30, 2025. The loan was repaid with accrued interest on July 1, 2025.

Effective September 21, 2022, TLA entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, TLR and TLAR. TLA may lend a total of $200 million in aggregate to the affiliates. TLA may also borrow a total of $600 million consisting of $200 million from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. This agreement was terminated effective March 31, 2025.

On October 15, 2024, TLA loaned $140 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.21% and the maturity date was October 14, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On July 3, 2024, TLA loaned $300 million to TL per the 2018 intercompany liquidity agreement. The interest rate of this loan was 5.06% and the maturity date was July 2, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On January 27, 2023, TLA loaned $60M to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.5% and the maturity date was January 26, 2024. The loan was repaid on December 21, 2023.

On October 16, 2023, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan is 5.22% and the maturity date is October 15, 2024. The loan was repaid on October 15, 2024.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the "Liquidity Agreement") with TLA. The Agreement allows for short-term advances of funds between TL and TLA. Effective March 31, 2025, the aggregate lending and borrowing amount permitted under the agreement was amended from $1 billion to a total of $500 million. There are currently no advances outstanding.

In July 2025, TL contributed 100% of the issued and outstanding shares of Talcott Resolution International Life Reassurance Company ("TIL"), valued at $13,311,343, to the Company.

In July 2025, TL distributed 100% of the issued and outstanding shares of the Company to TR Re, which then became the Company's direct parent.

An extraordinary dividend in the amount of $8,546,001 on July 1, 2025 was distributed by the Company, representing 100% of the common stock ownership in Talcott Resolution Distribution Company, Inc.

On December 24, 2024, TLA paid a dividend of $275,000,000 to Talcott Resolution Life Insurance Company ("TL"), the Company's parent at the time.

On July 6, 2023, TLA paid a dividend of $94,800,000 to TL, the Company's parent at the time.

In June 2025, TLA sold approximately $110 million of Collateral Loan Obligations (CLO) to its parent at the time, TL, in exchange for cash. The exchange was completed prior to reorganization finalized in July. The exchange was accounted for at book value, as a non-economic transaction between parent and subsidiary.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 13.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The expense accrued for the Company during 2025 and 2024 was immaterial.

As of June 1, 2018, TL adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in the Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. Subject to IRS limits, the employee can contribute up to 90% of their eligible compensation. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period.

The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) $350,000 limit as of the most current year end. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The accrued liability for the company during 2025 and 2024 was immaterial.
The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2025 and 2024.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

9. Debt

A. FHLB (Federal Home Loan Bank) Agreements

1.The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2025 and 2024, the Company's pledge limits were $184,000,000 and $157,000,000, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

2. FHLB Capital Stock

a. Aggregate Totals

1.As of December 31, 2025

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	2,914,900	2,914,900	—
c.	Activity Stock	—	—	—
d.	Excess Stock	87,500	87,500	—
e.	Aggregate Total (a+b+c+d)	3,002,400	3,002,400	—
f.	Actual or estimated borrowing capacity as determined by the insurer	184,000,000	184,000,000	—

2. As of December 31, 2024

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,254,300	3,254,300	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,254,300	3,254,300	—
f.	Actual or estimated borrowing capacity as determined by the insurer	157,000,000	157,000,000	—

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2025

				Eligible for Redemption
Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$—		$—	$—	$—	$—
2	Class B	3,002,400	2,914,806	87,594	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2025

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$90,780,508	$96,444,026	$—
2	Current Year General Account: Total Collateral Pledged	90,780,508	96,444,026	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	94,656,248	104,427,367	—

    b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	93,683,964	103,248,363	$—
2	Current Year General Account Maximum Collateral Pledged	93,683,964	103,248,363	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	107,289,771	115,082,140	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2025 and 2024.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2025 and 2024.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. For additional information on dividends paid in 2023, 2024 and 2025 see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $74,999,714 in 2026.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2025	2024
Unrealized capital losses, gross of tax	$103,155,879	$50,211,598
Asset valuation reserve	(122,433,569)	(126,399,841)
Nonadmitted asset values	(91,520,600)	(63,921,401)
Separate Account expense allowance	4,156,155	23,568,381

11. Separate Accounts

The Company maintained Separate Account assets totaling $24,106,820,931, $23,803,924,174 as of December 31, 2025 and 2024 respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2025 and 2024, the Company’s Separate Account statement included legally insulated assets of $24,106,820,931 and $23,803,924,174, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $453,919,629, $466,445,205 and $458,449,252 for the years ended December 31, 2025, 2024 and 2023, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of the Separate Accounts as of December 31, 2025 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2025	$—	$—	$—	$274,514,493	$274,514,493
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$24,065,027,892	$24,065,027,892
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$24,065,027,892	$24,065,027,892
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	23,773,204,010	23,773,204,010
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	74,242,486	74,242,486
Subtotal	—	—	—	23,847,446,496	23,847,446,496
Not subject to discretionary withdrawal	—	—	—	217,581,396	217,581,396
Total	$—	$—	$—	$24,065,027,892	$24,065,027,892

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2025	December 31, 2024	December 31, 2023
Transfer to Separate Accounts	274,514,493	$282,662,034	$254,614,683
Transfer from Separate Accounts	2,822,904,439	2,836,264,001	2,394,979,793
Net Transfer from Separate Accounts	(2,548,389,946)	(2,553,601,967)	(2,140,365,110)
Internal exchanges and other Separate Account activity	(26,484,579)	(7,574,602)	(4,196,019)
Transfer from Separate Accounts on the Statements of Operations	$(2,574,874,525)	$(2,561,176,569)	$(2,144,561,129)

12. Commitments and Contingent Liabilities

A. Litigation

On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. The lawsuit relates to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiff seeks to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident.

Plaintiff alleges that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaint asserts claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend the action.

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s financial condition, results of operations or cash flows in particular quarterly or annual periods.

B. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2025, 2024, and 2023. The Company had immaterial guaranty fund receivables as of December 31, 2025 and 2024, respectively.

C. Contingent Commitments

As of December 31, 2025 and 2024, the Company has outstanding commitments totaling $558,686,348 and $291,031,590, respectively, of which $354,924,577 and $188,731,161, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2025 and 2024, $14,665,731 and $46,729,149, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $189,096,040 and $55,571,280 are related to various funding obligations associated with private placement securities, as of December 31, 2025 and 2024, respectively.

Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2024 and December 31, 2023, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations..	$—	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.

(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the      contracts covered in the guarantee agreement.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

D. Leases

Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $895,060, $995,636 and $723,965 in 2025, 2024, and 2023, respectively. Future minimum rental commitments are immaterial.

The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.
E. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2021, except for net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carryback years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

On January 28, 2026, the Company executed a funding agreement with a special purpose vehicle for $250 million, with the same effective date, when the initial funding occurred. Funding agreements are considered deposit-type contracts for U.S. Statutory reporting purposes. The Company recorded a deposit liability in line 3, Liability for deposit-type contracts, in the financial statements in the amount of the funding on the date the agreements were funded.

On February 2, 2026, the Company paid down $250 million of the $300 million cash management agreement loan from TLI. See Note 7. Related Party Transactions for further detail on the loan.

The Company has evaluated events subsequent to December 31, 2025, through March 27, 2026, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Investment income earned:
U.S. government bonds	$11,319,964
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	134,186,672
Bonds of affiliates	1,475,172
Preferred stocks (unaffiliated)	(12,075)
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	1,188,312
Common stocks of affiliates	—
Mortgage loans	31,786,806
Real estate	—
Contract loans	11,407
Cash, cash equivalents and short-term investments	16,643,962
Derivative instruments	(7,675,498)
Other invested assets	52,835,884
Aggregate write-ins for investment expense	(6,133,099)
Gross investment income	235,627,507
Less: Investment expenses	14,284,371
Net investment income	$221,343,136

Real estate owned - book value less encumbrances:	$—

Mortgage loans - book value:
Farm mortgages	$—
Mezzanine mortgages	—
Commercial mortgages	577,794,520
Total mortgage loans	$577,794,520

Mortgage loans by standing - book value:
Good standing	$577,794,520
Good standing with restructured terms	—
Interest overdue more than 90 days	—
Not in foreclosure	—
Foreclosure in process	—

Other long-term assets - statement value:	$603,880,764

Collateral loans:	$—

Bonds, cash equivalents and stock of parent, subsidiaries and affiliates - book value:
Bonds	$8,712,860
Preferred stocks	—
Common stocks	16,142,964

Bonds, cash equivalents and short-term investments by class and maturity:
By maturity - statement value
Due within one year or less	$221,964,957
Over 1 year through 5 years	567,096,139
Over 5 years through 10 years	620,261,206
Over 10 years through 20 years	670,597,514
Over 20 years	913,988,653
No maturity Date	—
Total by maturity (1)	$2,993,908,469

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

By class - statement value
Class 1	$1,850,976,598
Class 2	1,116,318,149
Class 3	22,460,429
Class 4	1,074,083
Class 5	3,077,263
Class 6	1,947
Total by class (1)	$2,993,908,469

Total publicly traded	$1,842,685,647
Total privately placed	1,151,222,822
Total by major type (1)	$2,993,908,469

(1) Excludes money market investments of $121,559,149 that have not been rated by the SVO and/or have not received exempt status.

Investment balances:
Preferred stocks - statement value	$1,850,888
Common stocks - statement value	9,886,171
Short-term investments - statement value	946,363
Options, caps, floors, collars, swaps and forwards open - statement value	43,476,283
Futures open - fair value	—
Cash on deposit	73,049,108
Cash equivalents	121,559,149

Life insurance in force (in thousands):
Industrial	$—
Ordinary	107,654,070
Credit life	—
Group life	115,500

Amount of accidental death insurance in force under (in thousands):
Ordinary policies	$113,327

Policies with disability provisions in force (in thousands):
Industrial	$—
Ordinary	3,551,636
Credit life	—
Group life	—

Supplemental contracts in force:
Ordinary - not involving life contingencies
Amount on deposit	$—
Income payable	—

Ordinary - involving life contingencies
Amount on deposit	$—
Income payable	254,818

Group - not involving life contingencies
Amount on deposit	$—
Income payable	—

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Group - involving life contingencies
Amount on deposit	$—
Income payable	—

Annuities:
Ordinary:
Immediate - amount of income payable	$141,535,643
Deferred fully paid: account balance	759,590,435
Deferred not fully paid: account balance	17,827,822

Group:
Immediate - amount of income payable	$17,899
Deferred fully paid: account balance	129,795,713
Deferred not fully paid: account balance	—

Accident and health insurance-premiums in force:
Group	$—
Credit	—
Other	130,831

Deposit funds and dividend accumulations:
Deposit funds - account balance	$9,278,721
Dividend accumulations - account balance	1,394,797

Claim payments (in thousands):
Group accident and health
2025	—
2024	—
2023	—
2022	—
2021	—
Prior	—

Other accident and health
2025	2
2024	2
2023	—
2022	—
2021	—
Prior	105

Other coverages that use development methods to calculate claim reserves
2025	—
2024	—
2023	—
2022	—
2021	—
Prior	—

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SCHEDULE II - SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

		Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

	Investment Categories	Amount	Percentage	Amount	Percentage
1.	Issuer Credit Obligations
	1.01 U.S. Government Obligations	$519,262,120	11.40	$519,262,120	11.40
	1.02 All Other Government Obligations	0	0.00	0	0.00
	1.03 Non-U.S. Sovereign Jurisdiction Securities	29,053,199	0.60	29,053,199	0.60
	1.04 Municipal Bonds - General Obligations (Direct & Guaranteed)	9,117,203	0.20	9,117,203	0.20
	1.05 Municipal Bonds - special revenue	82,747,214	1.80	82,747,214	1.80
	1.06 Project finance bonds issued by operating entities	2,753,452	0.10	2,753,452	0.10
	1.07 Corporate bonds	1,432,988,390	31.20	1,432,988,390	31.30
	1.08 Mandatory convertible bonds	0	0.00	0	0.00
	1.09 Single entity backed obligations	43,674,468	1.00	43,674,468	1.00
	1.10 SVO-Identified bond exchange traded funds - fair value	0	0.00	0	0.00
	1.11 SVO-Identified bond exchange traded funds - systematic value	0	0.00	0	0.00
	1.12 Bonds Issued By Funds Representing Operating Entities	50,652,477	1.10	50,652,477	1.10
	1.18 Total Issuer Credit Obligations	2,170,248,523	47.40	2,170,248,523	47.50
2.	Asset-backed securities
	2.01 Asset-backed securities, Financial asset-backed securities - self liquidating	803,673,344	17.60	803,673,344	17.60
	2.02 Asset-backed securities, Financial asset-backed securities - not self-liquidating	0	0.00	0	0.00
	2.03 Asset-backed securities, Non-financial asset-backed securities	19,040,279	0.40	19,040,279	0.40
	2.04 Total Asset-backed Securities	822,713,623	18.00	822,713,623	18.00
3.	Preferred Stocks
	3.01 Preferred Stocks, Industrial and Miscellaneous (Unaffiliated)	1,850,888	0.00	1,850,888	0.00
	3.02 Preferred Stocks, Parent, Subsidiaries and Affiliates	0	0.00	0	0.00
	3.03 Total Preferred Stocks	1,850,888	0.00	1,850,888	0.00
4.	Common Stocks
	4.01 Common stocks, Industrial and miscellaneous - publicly traded (unaffiliated)	0	0.00	0	0.00
	4.02 Common stocks, Industrial and miscellaneous - other (unaffiliated)	3,002,401	0.10	3,002,401	0.10
	4.04 Common stocks, Parent, subsidiaries and affiliates - other	16,142,964	0.30	0	0.00
	4.05 Common Stocks, Mutual Funds	6,883,770	0.20	6,883,770	0.20
	4.09 Total Common Stocks	26,029,135	0.60	9,886,171	0.30
5.	Mortgage Loans
	5.01 Farm Mortgages	0	0.00	0	0.00
	5.02 Residential Mortgages	0	0.00	0	0.00
	5.03 Commercial Mortgages	577,794,520	12.60	577,794,520	12.70
	5.04 Mezzanine Real Estate Loans	0	0.00	0	0.00
	5.05 Total Valuation Allowance	0	0.00	0	0.00
	5.06 Total Mortgage Loans	577,794,520	12.60	577,794,520	12.70
6.	Real Estate
	6.01 Properties Occupied by Company	0	0.00	0	0.00
	6.02 Properties Held for Production of Income	0	0.00	0	0.00
	6.03 Properties Held for Sale	0	0.00	0	0.00
	6.04 Total Real Estate	0	0.00	0	0.00
7.	Cash, Cash Equivalents, and Short-Term Investments::
	7.01 Cash	73,049,108	1.60	73,049,108	1.60
	7.02 Cash Equivalents	121,559,149	2.70	121,559,149	2.70
	7.03 Short-Term Investments	946,323	0.00	946,323	0.00
	6.04 Total Cash, Cash Equivalents, and Short-Term Investments	195,554,580	4.30	195,554,580	4.30
8.	Contract Loans	86,985,968	1.90	86,985,968	1.90
9.	Derivatives	48,296,942	1.10	48,296,942	1.10
10.	Other Invested Assets	603,880,764	13.20	603,880,764	13.30
11.	Receivables for Securities	1,213,653	0.00	1,139,524	0.00
12.	Securities Lending	0	0.00	0	0.00
13.	Other Invested Assets	39,094,280	0.90	39,094,280	0.90
14.	Total Invested Assets	$4,573,662,876	100.00	$4,557,445,783	100.00

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SCHEDULE IV - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS WITH RISK-LIMITING FEATURES
DECEMBER 31, 2025

Reinsurance Credit
1. The Company has no reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791.
2. The Company has 9 reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied that include a provision that limits the reinsurer's assumption of risk. Reinsurance credit was reduced for the risk limiting features in all cases.
3. The Company has no reinsurance contracts that contain features which result in delays in payment in form or in fact.
4. The Company has no reinsurance accounting credits for contracts not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R.
5. The Company has not ceded any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement which is either: (i) accounted for as reinsurance under statutory accounting principles ("SAP") and as a deposit under generally accepted accounting principles ("GAAP") or (ii) accounted for as reinsurance under GAAP and a deposit under SAP.
6. Not applicable.